UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices) (Zip code)
Brian Haendiges
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

  Registrant’s telephone number, including area code:       (860) 562-1000

  Date of fiscal year end:     12/31/2016

  Date of reporting period:       9/30/2016

Item 1. Schedule of Investments.

MML Asset Momentum Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 28.9%

COMMON STOCK — 28.9%
Communications — 1.6%
Telecommunications — 1.6%
Drillisch AG	3,800	$184,506
NTT DOCOMO, Inc.	5,600	141,984

		326,490

Consumer, Cyclical — 11.5%
Distribution & Wholesale — 2.3%
Pool Corp.	5,100	482,052

Home Builders — 4.7%
NVR, Inc. (a)	600	983,922

Retail — 3.8%
Fielmann AG	1,400	114,109
The TJX Cos., Inc.	9,200	687,976

		802,085

Textiles — 0.7%
Mohawk Industries, Inc. (a)	800	160,272

		2,428,331

Consumer, Non-cyclical — 8.2%
Agriculture — 0.7%
Reynolds American, Inc.	3,000	141,450

Biotechnology — 1.1%
CSL Ltd.	2,800	229,950

Foods — 1.2%
Nestle SA	1,300	102,432
Saputo, Inc.	4,500	156,374

		258,806

Health Care – Products — 0.7%
Advanced Medical Solutions Group PLC	54,300	160,466

Health Care – Services — 3.1%
Fresenius SE & Co. KGaA	5,900	470,615
Ramsay Health Care Ltd.	3,000	182,235

		652,850

Household Products — 1.4%
Henkel AG & Co. KGaA	2,000	232,766
Portmeirion Group PLC	5,600	60,986

		293,752

		1,737,274

Financial — 2.4%
Diversified Financial — 1.9%
MasterCard, Inc. Class A	3,800	386,726

Diversified Financial Services — 0.5%
Onex Corp.	1,700	109,480

		496,206

	Number of Shares	Value
Industrial — 2.1%
Building Materials — 0.4%
Breedon Aggregates Ltd. (a)	88,100	$81,076

Electronics — 1.1%
Halma PLC	17,600	239,300

Hand & Machine Tools — 0.6%
Schindler Holding AG	700	131,141

		451,517

Technology — 3.1%
Computers — 1.4%
Amdocs Ltd.	5,200	300,820

Software — 1.7%
EMIS Group PLC	11,800	143,829
Nexus AG	3,400	70,390
Open Text Corp.	2,100	136,025

		350,244

		651,064

TOTAL COMMON STOCK (Cost $5,886,609)		6,090,882

TOTAL EQUITIES (Cost $5,886,609)		6,090,882

	Principal Amount
BONDS & NOTES — 19.0%

CORPORATE DEBT — 14.3%
Diversified Financial — 14.3%
Federal Home Loan Mortgage Corp. 1.000% 7/28/17	$3,000,000	3,008,372

TOTAL CORPORATE DEBT (Cost $3,010,500)		3,008,372

U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bonds & Notes — 4.7%
U.S. Treasury Note (b) 0.750% 4/30/18	1,000,000	1,000,053

TOTAL U.S. TREASURY OBLIGATIONS (Cost $998,125)		1,000,053

TOTAL BONDS & NOTES (Cost $4,008,625)		4,008,425

The accompanying notes are an integral part of the portfolio of investments.

MML Asset Momentum Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 27.9%
Diversified Financial — 27.9%
iShares MSCI Canada Index Fund	8,100	$208,089
iShares MSCI India ETF	6,600	194,106
VanEck Vectors Russia ETF	11,000	206,360
Vanguard Total Stock Market ETF	47,500	5,288,175

		5,896,730

TOTAL MUTUAL FUNDS (Cost $5,904,078)		5,896,730

TOTAL LONG-TERM INVESTMENTS (Cost $15,799,312)		15,996,037

	Principal Amount
SHORT-TERM INVESTMENTS — 23.8%
Repurchase Agreement — 23.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (c)	$5,024,899	5,024,899

TOTAL SHORT-TERM INVESTMENTS (Cost $5,024,899)		5,024,899

TOTAL INVESTMENTS — 99.6% (Cost $20,824,211) (d)		21,020,936

Other Assets/(Liabilities) — 0.4%		79,675

NET ASSETS — 100.0%		$21,100,611

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(c)	Maturity value of $5,024,903. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $5,127,109.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 69.2%

COMMON STOCK — 69.1%
Basic Materials — 1.6%
Chemicals — 1.3%
Air Products & Chemicals, Inc.	5	$752
CF Industries Holdings, Inc.	1,190	28,976
The Dow Chemical Co.	30,573	1,584,599
E.I. du Pont de Nemours & Co.	26,160	1,751,935
Eastman Chemical Co.	15,470	1,047,010
Ecolab, Inc.	2	243
FMC Corp.	30,800	1,488,872
LyondellBasell Industries NV Class A	8,600	693,676
Monsanto Co.	6,694	684,127
The Mosaic Co.	23,700	579,702
PPG Industries, Inc.	6,518	673,700
Praxair, Inc.	6	725
The Sherwin-Williams Co.	3	830

		8,535,147

Forest Products & Paper — 0.0%
International Paper Co.	3,587	172,104

Iron & Steel — 0.1%
Nucor Corp.	14,956	739,574

Mining — 0.2%
Alcoa, Inc.	26	264
Freeport-McMoRan, Inc.	64	695
Newmont Mining Corp.	23,670	929,994
Vulcan Materials Co.	65	7,393

		938,346

		10,385,171

Communications — 8.6%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	6,922	154,707
Nielsen Holdings PLC	10,600	567,842
Omnicom Group, Inc.	3,747	318,495

		1,041,044

Internet — 3.6%
Akamai Technologies, Inc. (a)	26	1,378
Alphabet, Inc. Class A (a)	6,710	5,395,243
Alphabet, Inc. Class C (a)	4,901	3,809,498
Amazon.com, Inc. (a)	3,830	3,206,897
eBay, Inc. (a)	49,277	1,621,213
Expedia, Inc.	5,157	601,925
F5 Networks, Inc. (a)	8,380	1,044,483
Facebook, Inc. Class A (a)	32,350	4,149,534
Netflix, Inc. (a)	233	22,962
The Priceline Group, Inc. (a)	741	1,090,374
Symantec Corp.	64,955	1,630,371
TripAdvisor, Inc. (a)	37	2,338

	Number of Shares	Value
VeriSign, Inc. (a)	1,291	$101,008
Yahoo!, Inc. (a)	29	1,250

		22,678,474

Media — 2.2%
CBS Corp. Class B	11,457	627,156
Charter Communications, Inc. Class A (a)	2,321	626,600
Comcast Corp. Class A	38,512	2,554,886
Discovery Communications, Inc. Series A (a)	61,800	1,663,656
Discovery Communications, Inc. Series C (a)	53,200	1,399,692
News Corp. Class A	38,466	537,755
Scripps Networks Interactive Class A	25,372	1,610,868
TEGNA, Inc.	83,212	1,819,014
Time Warner, Inc.	17,315	1,378,447
Twenty-First Century Fox, Inc. Class A	19,567	473,913
Viacom, Inc. Class B	28,810	1,097,661
The Walt Disney Co.	2,582	239,765

		14,029,413

Telecommunications — 2.6%
AT&T, Inc.	59,453	2,414,386
CenturyLink, Inc.	61,128	1,676,741
Cisco Systems, Inc.	101,442	3,217,740
Corning, Inc.	63,267	1,496,265
Frontier Communications Corp.	334,156	1,390,089
Juniper Networks, Inc.	1,389	33,419
Motorola Solutions, Inc.	26,237	2,001,359
Verizon Communications, Inc.	83,955	4,363,981

		16,593,980

		54,342,911

Consumer, Cyclical — 7.6%
Airlines — 1.0%
Alaska Air Group, Inc.	27,300	1,797,978
American Airlines Group, Inc.	44,600	1,632,806
Delta Air Lines, Inc.	39,100	1,538,976
Southwest Airlines Co.	27,283	1,061,036

		6,030,796

Apparel — 0.4%
Michael Kors Holdings Ltd. (a)	29,700	1,389,663
Nike, Inc. Class B	9,084	478,273
Ralph Lauren Corp.	9,050	915,317

		2,783,253

Auto Manufacturers — 0.7%
Ford Motor Co.	128,513	1,551,152
General Motors Co.	53,200	1,690,164
PACCAR, Inc.	18,122	1,065,211

		4,306,527

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Automotive & Parts — 0.2%
Delphi Automotive PLC	1,100	$78,452
The Goodyear Tire & Rubber Co.	42,151	1,361,477

		1,439,929

Distribution & Wholesale — 0.1%
Fastenal Co.	82	3,426
Genuine Parts Co.	2,834	284,675
W.W. Grainger, Inc.	2	450

		288,551

Home Builders — 0.0%
D.R. Horton, Inc.	1,947	58,799
PulteGroup, Inc.	73	1,463

		60,262

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,869	157,837
Whirlpool Corp.	1,573	255,078

		412,915

Leisure Time — 0.0%
Harley-Davidson, Inc.	2	105
Royal Caribbean Cruises Ltd.	100	7,495

		7,600

Lodging — 0.5%
Marriott International, Inc. Class A	7,321	492,923
Wyndham Worldwide Corp.	22,609	1,522,264
Wynn Resorts Ltd.	13,408	1,306,207

		3,321,394

Retail — 4.5%
AutoNation, Inc. (a)	99	4,822
AutoZone, Inc. (a)	494	379,560
Bed Bath & Beyond, Inc.	2,264	97,601
Best Buy Co., Inc.	57,792	2,206,499
Coach, Inc.	6,220	227,403
Costco Wholesale Corp.	7,400	1,128,574
CVS Health Corp.	20,594	1,832,660
Darden Restaurants, Inc.	9,854	604,247
Dollar General Corp.	3,200	223,968
Dollar Tree, Inc. (a)	48	3,789
The Gap, Inc.	50,190	1,116,226
The Home Depot, Inc.	13,627	1,753,522
Kohl’s Corp.	29,230	1,278,812
L Brands, Inc.	2,200	155,694
Lowe’s Cos., Inc.	14,295	1,032,242
Macy’s, Inc.	50,951	1,887,735
McDonald’s Corp.	13,350	1,540,056
Nordstrom, Inc.	24,308	1,261,099
O’Reilly Automotive, Inc. (a)	3,343	936,408
PVH Corp.	16,520	1,825,460
Ross Stores, Inc.	2,844	182,869
Staples, Inc.	85,765	733,291
Starbucks Corp.	8,654	468,528

	Number of Shares	Value
Target Corp.	15,086	$1,036,106
Tiffany & Co.	802	58,249
The TJX Cos., Inc.	14,106	1,054,847
Urban Outfitters, Inc. (a)	52,500	1,812,300
Wal-Mart Stores, Inc.	47,222	3,405,651
Walgreens Boots Alliance, Inc.	1,757	141,649
Yum! Brands, Inc.	4,035	366,418

		28,756,285

Textiles — 0.0%
Cintas Corp.	1,878	211,463

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,861	306,293
Mattel, Inc.	2,090	63,285

		369,578

		47,988,553

Consumer, Non-cyclical — 14.5%
Agriculture — 0.8%
Altria Group, Inc.	18,259	1,154,516
Archer-Daniels-Midland Co.	33,092	1,395,490
Philip Morris International, Inc.	24,976	2,428,167
Reynolds American, Inc.	3,576	168,608

		5,146,781

Beverages — 1.1%
Brown-Forman Corp. Class B	12	569
The Coca-Cola Co.	26,130	1,105,822
Coca-Cola European Partners PLC	10,178	406,102
Constellation Brands, Inc. Class A	262	43,620
Dr. Pepper Snapple Group, Inc.	11,204	1,023,037
PepsiCo, Inc.	42,050	4,573,779

		7,152,929

Biotechnology — 1.4%
Amgen, Inc.	24,321	4,056,986
Biogen, Inc. (a)	3,662	1,146,316
Celgene Corp. (a)	10,586	1,106,554
Gilead Sciences, Inc.	32,310	2,556,367

		8,866,223

Commercial Services — 1.2%
Automatic Data Processing, Inc.	4,809	424,154
Equifax, Inc.	6,042	813,132
Global Payments, Inc.	2,300	176,548
H&R Block, Inc.	63	1,459
McKesson Corp.	7,525	1,254,794
Moody’s Corp.	3,330	360,572
Paychex, Inc.	5,164	298,841
PayPal Holdings, Inc. (a)	77	3,155
Quanta Services, Inc. (a)	13,913	389,425
Robert Half International, Inc.	26	984
S&P Global, Inc.	48	6,075
Total System Services, Inc.	2,707	127,635
United Rentals, Inc. (a)	13,880	1,089,441

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	9,812	$811,452
The Western Union Co.	85,588	1,781,942

		7,539,609

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.	17,906	1,327,551
The Estee Lauder Cos., Inc. Class A	7,910	700,509
The Procter & Gamble Co.	19,629	1,761,703

		3,789,763

Foods — 1.2%
Campbell Soup Co.	3,724	203,703
ConAgra Foods, Inc.	3,574	168,371
General Mills, Inc.	12,462	796,073
The Hershey Co.	1,647	157,453
Hormel Foods Corp.	15,732	596,715
The J.M. Smucker Co.	6,735	912,862
Kellogg Co.	8,428	652,917
The Kraft Heinz Co.	11,658	1,043,508
The Kroger Co.	24,558	728,881
McCormick & Co., Inc.	161	16,087
Mondelez International, Inc. Class A	12,875	565,212
Sysco Corp.	9,034	442,756
Tyson Foods, Inc. Class A	18,501	1,381,470
Whole Foods Market, Inc.	50	1,418

		7,667,426

Health Care – Products — 2.5%
Baxter International, Inc.	47,461	2,259,144
Becton, Dickinson & Co.	1,470	264,203
Boston Scientific Corp. (a)	30,900	735,420
C.R. Bard, Inc.	202	45,305
Edwards Lifesciences Corp. (a)	980	118,149
Hologic, Inc. (a)	7,400	287,342
Intuitive Surgical, Inc. (a)	96	69,584
Johnson & Johnson	79,202	9,356,132
Medtronic PLC	23,600	2,039,040
St. Jude Medical, Inc.	91	7,258
Stryker Corp.	300	34,923
Varian Medical Systems, Inc. (a)	2,097	208,714
Zimmer Biomet Holdings, Inc.	2,455	319,199

		15,744,413

Health Care – Services — 1.5%
Aetna, Inc.	6,227	718,907
Anthem, Inc.	10,826	1,356,606
Centene Corp. (a)	11,200	749,952
Cigna Corp.	712	92,788
DaVita, Inc. (a)	30	1,982
DENTSPLY SIRONA, Inc.	10,656	633,286
HCA Holdings, Inc. (a)	21,600	1,633,608
Humana, Inc.	1,084	191,749
Laboratory Corporation of America Holdings (a)	2	275
Quest Diagnostics, Inc.	3,309	280,041

	Number of Shares	Value
Thermo Fisher Scientific, Inc.	3,971	$631,627
UnitedHealth Group, Inc.	22,424	3,139,360

		9,430,181

Household Products — 0.3%
Avery Dennison Corp.	16,615	1,292,481
The Clorox Co.	5,043	631,283
Kimberly-Clark Corp.	665	83,883

		2,007,647

Pharmaceuticals — 3.9%
Abbott Laboratories	29,522	1,248,485
AbbVie, Inc.	47,622	3,003,519
AmerisourceBergen Corp.	14,307	1,155,719
Bristol-Myers Squibb Co.	24,067	1,297,693
Cardinal Health, Inc.	6,678	518,881
Eli Lilly & Co.	3,614	290,060
Endo International PLC (a)	83,100	1,674,465
Express Scripts Holding Co. (a)	28,501	2,010,175
Mallinckrodt PLC (a)	27,700	1,932,906
Mead Johnson Nutrition Co.	7,212	569,820
Merck & Co., Inc.	66,083	4,124,240
Mylan NV (a)	48,847	1,862,048
Patterson Cos., Inc.	86	3,951
Pfizer, Inc.	147,841	5,007,375

		24,699,337

		92,044,309

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	37	704

Energy — 3.6%
Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	29,900	1,180,751

Oil & Gas — 2.9%
Anadarko Petroleum Corp.	48	3,041
Apache Corp.	16,421	1,048,809
Cabot Oil & Gas Corp.	48	1,239
Chesapeake Energy Corp. (a)	90	564
Chevron Corp.	39,258	4,040,433
ConocoPhillips	12,739	553,764
Devon Energy Corp.	447	19,717
Diamond Offshore Drilling, Inc.	39,578	696,969
EOG Resources, Inc.	78	7,543
EQT Corp.	97	7,044
Exxon Mobil Corp.	73,797	6,441,002
Helmerich & Payne, Inc.	60	4,038
Hess Corp.	9,032	484,296
Marathon Oil Corp.	96,627	1,527,673
Marathon Petroleum Corp.	22,806	925,696
Murphy Oil Corp.	11	334
Noble Energy, Inc.	56	2,002
Occidental Petroleum Corp.	15	1,094
Phillips 66	269	21,668

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pioneer Natural Resources Co.	1	$186
Range Resources Corp.	99	3,836
Southwestern Energy Co. (a)	6,000	83,040
Tesoro Corp.	16,987	1,351,486
Valero Energy Corp.	20,900	1,107,700

		18,333,174

Oil & Gas Services — 0.5%
Baker Hughes, Inc.	31	1,565
FMC Technologies, Inc. (a)	40	1,187
Halliburton Co.	14,467	649,279
National Oilwell Varco, Inc.	5,594	205,523
Schlumberger Ltd.	5,131	403,502
Transocean Ltd.	173,600	1,850,576

		3,111,632

Pipelines — 0.0%
Kinder Morgan, Inc.	38	879
Spectra Energy Corp.	64	2,736
The Williams Cos., Inc.	48	1,475

		5,090

		22,630,647

Financial — 11.0%
Banks — 2.4%
Bank of America Corp.	228,798	3,580,689
The Bank of New York Mellon Corp.	7,907	315,331
BB&T Corp.	18,566	700,309
Capital One Financial Corp.	9,142	656,670
Citizens Financial Group, Inc.	34,500	852,495
Comerica, Inc.	4,421	209,202
Fifth Third Bancorp	87,121	1,782,496
Huntington Bancshares, Inc.	6,800	67,048
KeyCorp	9,164	111,526
M&T Bank Corp.	1,355	157,315
Northern Trust Corp.	5,059	343,961
The PNC Financial Services Group, Inc.	4,218	380,000
Regions Financial Corp.	140,515	1,386,883
State Street Corp.	8,176	569,295
SunTrust Banks, Inc.	28,300	1,239,540
U.S. Bancorp	29,202	1,252,474
Wells Fargo & Co.	25,716	1,138,704
Zions Bancorp	27,141	841,914

		15,585,852

Diversified Financial — 3.9%
American Express Co.	22,449	1,437,634
Ameriprise Financial, Inc.	1,736	173,201
BlackRock, Inc.	880	318,965
The Charles Schwab Corp.	312	9,850
Citigroup, Inc.	84,051	3,969,729
CME Group, Inc.	7,990	835,115
Discover Financial Services	17,783	1,005,629
E*TRADE Financial Corp. (a)	54,061	1,574,256

	Number of Shares	Value
Franklin Resources, Inc.	18,287	$650,469
The Goldman Sachs Group, Inc.	16,890	2,723,850
Intercontinental Exchange, Inc.	3	808
Invesco Ltd.	8,012	250,535
JP Morgan Chase & Co.	103,122	6,866,894
Legg Mason, Inc.	26	870
MasterCard, Inc. Class A	9,020	917,965
Morgan Stanley	41,497	1,330,394
Nasdaq, Inc.	2,945	198,905
Navient Corp.	121,491	1,757,975
Synchrony Financial	20,100	562,800
T. Rowe Price Group, Inc.	306	20,349

		24,606,193

Insurance — 2.9%
Aflac, Inc.	26,072	1,873,795
The Allstate Corp.	12,035	832,581
American International Group, Inc.	25,746	1,527,768
Aon PLC	3,445	387,528
Assurant, Inc.	1,196	110,331
Berkshire Hathaway, Inc. Class B (a)	11,176	1,614,597
Chubb Ltd.	13,978	1,756,336
Cincinnati Financial Corp.	4,419	333,281
The Hartford Financial Services Group, Inc.	8,152	349,069
Lincoln National Corp.	30,851	1,449,380
Loews Corp.	1,883	77,485
Marsh & McLennan Cos., Inc.	5,813	390,924
MetLife, Inc.	24,990	1,110,306
Principal Financial Group, Inc.	22,229	1,145,016
The Progressive Corp.	18,114	570,591
Prudential Financial, Inc.	16,827	1,373,924
Torchmark Corp.	2,582	164,964
The Travelers Cos., Inc.	7,167	820,980
Unum Group	49,331	1,741,877
XL Group Ltd.	22,988	773,086

		18,403,819

Real Estate — 0.0%
CBRE Group, Inc. Class A (a)	6,287	175,910

Real Estate Investment Trusts (REITS) — 1.7%
American Tower Corp.	589	66,751
Apartment Investment & Management Co. Class A	27,385	1,257,245
AvalonBay Communities, Inc.	2,081	370,085
Boston Properties, Inc.	3	409
Equity Residential	22,356	1,438,162
Essex Property Trust, Inc.	1,500	334,050
Extra Space Storage, Inc.	7,000	555,870
General Growth Properties, Inc.	19,700	543,720
HCP, Inc.	21,335	809,663
Host Hotels & Resorts, Inc.	27,837	433,422
Iron Mountain, Inc.	48	1,802
Kimco Realty Corp.	39,567	1,145,465

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Macerich Co.	22,000	$1,779,140
Prologis, Inc.	28,638	1,533,279
Public Storage	203	45,297
Simon Property Group, Inc.	645	133,522
SL Green Realty Corp.	2,300	248,630
Ventas, Inc.	25	1,766
Vornado Realty Trust	1,373	138,961
Weyerhaeuser Co.	26	830

		10,838,069

Savings & Loans — 0.1%
People’s United Financial, Inc.	25,351	401,053

		70,010,896

Industrial — 8.0%
Aerospace & Defense — 1.7%
The Boeing Co.	23,342	3,075,075
General Dynamics Corp.	602	93,406
Harris Corp.	8,070	739,293
L-3 Communications Holdings, Inc.	5,290	797,362
Lockheed Martin Corp.	4,410	1,057,165
Northrop Grumman Corp.	7,488	1,602,058
Raytheon Co.	5,149	700,933
Rockwell Collins, Inc.	68	5,735
TransDigm Group, Inc. (a)	320	92,518
United Technologies Corp.	22,440	2,279,904

		10,443,449

Airlines — 0.3%
United Continental Holdings, Inc. (a)	32,000	1,679,040

Building Materials — 0.1%
Martin Marietta Materials, Inc.	490	87,764
Masco Corp.	21,825	748,816

		836,580

Electrical Components & Equipment — 0.1%
Emerson Electric Co.	15,169	826,862

Electronics — 0.8%
Agilent Technologies, Inc.	7,963	374,978
Allegion PLC	33	2,274
Amphenol Corp. Class A	64	4,155
FLIR Systems, Inc.	28,352	890,820
Fortive Corp.	5,878	299,190
Garmin Ltd.	23,900	1,149,829
Johnson Controls International PLC	13,765	640,486
PerkinElmer, Inc.	2,720	152,619
TE Connectivity Ltd.	15,100	972,138
Waters Corp. (a)	5,060	801,959

		5,288,448

Engineering & Construction — 0.3%
Fluor Corp.	4,109	210,874
Jacobs Engineering Group, Inc. (a)	32,420	1,676,762

		1,887,636

	Number of Shares	Value
Environmental Controls — 0.0%
Republic Services, Inc.	337	$17,002
Stericycle, Inc. (a)	97	7,774
Waste Management, Inc.	3,073	195,934

		220,710

Hand & Machine Tools — 0.3%
Snap-on, Inc.	1,671	253,925
Stanley Black & Decker, Inc.	10,099	1,241,975

		1,495,900

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	17,475	1,551,256
Ingersoll-Rand PLC	5,300	360,082

		1,911,338

Machinery – Diversified — 0.6%
Cummins, Inc.	12,485	1,599,953
Deere & Co.	16,550	1,412,542
Flowserve Corp.	2,170	104,681
Rockwell Automation, Inc.	3,973	486,057
Roper Technologies, Inc.	663	120,977
Xylem, Inc.	3,355	175,970

		3,900,180

Manufacturing — 2.7%
3M Co.	3,752	661,215
Danaher Corp.	11,756	921,553
Dover Corp.	3,873	285,208
Eaton Corp. PLC	12,566	825,712
General Electric Co.	319,886	9,475,023
Honeywell International, Inc.	14,722	1,716,438
Illinois Tool Works, Inc.	11,155	1,336,815
Leggett & Platt, Inc.	1,686	76,848
Parker Hannifin Corp.	12,948	1,625,362
Pentair PLC	23	1,478
Textron, Inc.	6,372	253,287

		17,178,939

Packaging & Containers — 0.3%
Ball Corp.	18,302	1,499,849
Owens-Illinois, Inc. (a)	2,616	48,108
Sealed Air Corp.	2,853	130,725
WestRock Co.	67	3,248

		1,681,930

Transportation — 0.5%
C.H. Robinson Worldwide, Inc.	7,720	543,951
CSX Corp.	7	213
Expeditors International of Washington, Inc.	13,526	696,859
FedEx Corp.	4,220	737,150
Norfolk Southern Corp.	713	69,204
Ryder System, Inc.	1,138	75,051
Union Pacific Corp.	7,032	685,831

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
United Parcel Service, Inc. Class B	4,880	$533,677

		3,341,936

		50,692,948

Technology — 11.7%
Computers — 4.1%
Accenture PLC Class A	890	108,731
Apple, Inc.	102,677	11,607,635
Cognizant Technology Solutions Corp. Class A (a)	9,256	441,604
CSRA, Inc.	1,926	51,809
Dell Technologies ,Inc. Class V (a)	4,784	228,679
Hewlett Packard Enterprise Co.	17,574	399,809
HP, Inc.	138,574	2,152,054
International Business Machines Corp.	28,490	4,525,637
NetApp, Inc.	52,398	1,876,896
Seagate Technology PLC	49,200	1,896,660
Teradata Corp. (a)	53,286	1,651,866
Western Digital Corp.	18,647	1,090,290

		26,031,670

Office Equipment/Supplies — 0.5%
Pitney Bowes, Inc.	57,689	1,047,632
Xerox Corp.	184,045	1,864,376

		2,912,008

Semiconductors — 2.9%
Analog Devices, Inc.	54	3,480
Applied Materials, Inc.	34,239	1,032,306
Broadcom Ltd.	1,959	337,967
Intel Corp.	142,623	5,384,018
KLA-Tencor Corp.	24,989	1,741,983
Lam Research Corp.	10,423	987,162
Linear Technology Corp.	1,805	107,019
Microchip Technology, Inc.	4,621	287,149
Micron Technology, Inc. (a)	23,417	416,354
NVIDIA Corp.	8,126	556,794
QUALCOMM, Inc.	60,000	4,110,000
Skyworks Solutions, Inc.	90	6,853
Texas Instruments, Inc.	23,574	1,654,423
Xilinx, Inc.	33,756	1,834,301

		18,459,809

Software — 4.2%
Activision Blizzard, Inc.	15,400	682,220
Adobe Systems, Inc. (a)	9,840	1,068,034
Autodesk, Inc. (a)	37	2,676
CA, Inc.	45,773	1,514,171
Citrix Systems, Inc. (a)	17,777	1,514,956
The Dun & Bradstreet Corp.	10,386	1,418,935
Electronic Arts, Inc. (a)	9,037	771,760
Fidelity National Information Services, Inc.	11,900	916,657
Fiserv, Inc. (a)	7,776	773,479
Intuit, Inc.	6,430	707,364

	Number of Shares	Value
Microsoft Corp.	215,995	$12,441,312
Oracle Corp.	99,657	3,914,527
Red Hat, Inc. (a)	3,721	300,768
Salesforce.com, Inc. (a)	6,644	473,917

		26,500,776

		73,904,263

Utilities — 2.5%
Electric — 2.4%
The AES Corp.	123,087	1,581,668
Ameren Corp.	660	32,459
American Electric Power Co., Inc.	8,385	538,401
CenterPoint Energy, Inc.	6,431	149,392
CMS Energy Corp.	7,903	332,005
Consolidated Edison, Inc.	10,182	766,705
Dominion Resources, Inc.	1,716	127,447
DTE Energy Co.	8,860	829,916
Duke Energy Corp.	15,190	1,215,808
Edison International	8,226	594,328
Entergy Corp.	23,998	1,841,367
Eversource Energy	812	43,994
Exelon Corp.	47,340	1,575,949
FirstEnergy Corp.	2,880	95,270
NextEra Energy, Inc.	10,410	1,273,351
NRG Energy, Inc.	55,000	616,550
PG&E Corp.	1,316	80,500
Pinnacle West Capital Corp.	1,396	106,082
PPL Corp.	29,218	1,010,066
Public Service Enterprise Group, Inc.	17,624	737,917
SCANA Corp.	3,647	263,933
The Southern Co.	20,122	1,032,259
WEC Energy Group, Inc.	4,542	271,975
Xcel Energy, Inc.	5,472	225,118

		15,342,460

Gas — 0.1%
NiSource, Inc.	713	17,190
Sempra Energy	4,261	456,737

		473,927

		15,816,387

TOTAL COMMON STOCK (Cost $330,203,321)		437,816,789

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%, 3 mo. LIBOR US + 3.165%, VRN	20,000	546,200

TOTAL PREFERRED STOCK (Cost $500,000)		546,200

TOTAL EQUITIES (Cost $330,703,321)		438,362,989

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 30.4%

CORPORATE DEBT — 11.8%
Advertising — 0.1%
WPP Finance 2010 4.750% 11/21/21	$85,000	$95,345
WPP Finance 2010 5.625% 11/15/43	204,000	242,040

		337,385

Aerospace & Defense — 0.1%
Exelis, Inc. 4.250% 10/01/16	315,000	315,000
Spirit AeroSystems, Inc. 3.850% 6/15/26	140,000	145,397
United Technologies Corp. 6.125% 7/15/38	80,000	108,800

		569,197

Agriculture — 0.2%
Altria Group, Inc. 4.250% 8/09/42	105,000	113,603
Bunge Ltd. Finance Corp. 3.200% 6/15/17	225,000	227,907
Bunge Ltd. Finance Corp. 3.250% 8/15/26	165,000	166,022
Bunge Ltd. Finance Corp. 3.500% 11/24/20	160,000	167,346
Imperial Brands Finance PLC (b) 2.950% 7/21/20	380,000	392,337
Philip Morris International, Inc. 6.375% 5/16/38	35,000	48,924
Reynolds American, Inc. 3.250% 6/12/20	130,000	136,769
Reynolds American, Inc. 5.850% 8/15/45	120,000	156,013

		1,408,921

Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	38,906	39,536
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	95,906	100,222
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	340,000	346,800
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	122,555	131,440
WestJet Airlines Ltd. (b) 3.500% 6/16/21	670,000	686,607

		1,304,605

	Principal Amount	Value
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc. 3.100% 1/15/19	$289,000	$294,586
General Motors Financial Co., Inc. 3.200% 7/13/20	330,000	337,903
Hyundai Capital America (b) 2.550% 2/06/19	170,000	172,952

		805,441

Automotive & Parts — 0.0%
Lear Corp. 4.750% 1/15/23	198,000	205,672
Lear Corp. 5.375% 3/15/24	85,000	91,269

		296,941

Banks — 0.9%
Associated Banc-Corp. 2.750% 11/15/19	460,000	469,047
Associated Banc-Corp. 4.250% 1/15/25	494,000	514,218
Bancolombia SA 5.950% 6/03/21	205,000	226,207
Bank of America Corp. 4.750% 4/21/45	220,000	234,844
Compass Bank 3.875% 4/10/25	121,000	118,361
First Horizon National Corp. 3.500% 12/15/20	625,000	637,908
First Republic Bank 4.375% 8/01/46	685,000	680,490
ICICI Bank Ltd. (b) 4.700% 2/21/18	395,000	408,560
JP Morgan Chase & Co. 3.375% 5/01/23	140,000	143,841
JP Morgan Chase & Co. 3.875% 9/10/24	220,000	231,610
Regions Financial Corp. 7.500% 5/15/18	130,000	141,465
SVB Financial Group 3.500% 1/29/25	560,000	565,753
SVB Financial Group 5.375% 9/15/20	75,000	83,360
Turkiye Garanti Bankasi AS (b) 4.750% 10/17/19	210,000	211,592
Valley National Bancorp 5.125% 9/27/23	245,000	262,465
Wachovia Bank NA 6.600% 1/15/38	50,000	68,522
Wells Fargo & Co. 4.300% 7/22/27	590,000	635,866

		5,634,109

Beverages — 0.2%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	25,000	35,075

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	$675,000	$803,102
Molson Coors Brewing Co. 2.100% 7/15/21	180,000	181,657
Molson Coors Brewing Co. 3.000% 7/15/26	325,000	327,251
Molson Coors Brewing Co. 4.200% 7/15/46	175,000	182,340

		1,529,425

Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	115,000	131,064

Building Materials — 0.1%
CRH America, Inc. 8.125% 7/15/18	220,000	243,367
James Hardie International Finance Ltd. (b) 5.875% 2/15/23	375,000	397,500
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 1.938% 6/30/17	220,000	220,533
Owens Corning, Inc. 9.000% 6/15/19	55,000	64,240

		925,640

Chemicals — 0.1%
The Dow Chemical Co. 8.550% 5/15/19	65,000	76,235
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	110,000	119,139
RPM International, Inc. 6.125% 10/15/19	100,000	111,509
RPM International, Inc. 6.500% 2/15/18	205,000	217,433
Valspar Corp. 7.250% 6/15/19	125,000	141,850

		666,166

Commercial Services — 0.2%
The ADT Corp. 6.250% 10/15/21	440,000	478,500
ERAC USA Finance LLC (b) 6.700% 6/01/34	78,000	103,468
Leidos Holdings, Inc. 4.450% 12/01/20	835,000	868,149

		1,450,117

Computers — 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b) 4.420% 6/15/21	380,000	397,146
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b) 6.020% 6/15/26	76,000	83,319

		480,465

	Principal Amount	Value
Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	$45,000	$63,162

Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 4.500% 3/01/23	80,000	84,592
Ingram Micro, Inc. 4.950% 12/15/24	401,000	405,800

		490,392

Diversified Financial — 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	765,000	800,381
Affiliated Managers Group, Inc. 3.500% 8/01/25	290,000	288,293
Air Lease Corp. 3.000% 9/15/23	465,000	459,713
Air Lease Corp. 3.375% 1/15/19	375,000	385,170
Air Lease Corp. 3.375% 6/01/21	355,000	368,256
Air Lease Corp. 3.875% 4/01/21	265,000	280,238
Air Lease Corp. 5.625% 4/01/17	80,000	81,364
Ally Financial, Inc. 3.250% 11/05/18	85,000	85,425
Ally Financial, Inc. 3.600% 5/21/18	129,000	130,935
Ally Financial, Inc. 4.750% 9/10/18	260,000	269,100
Ares Finance Co. LLC (b) 4.000% 10/08/24	355,000	343,941
BGC Partners, Inc. (b) 5.125% 5/27/21	545,000	570,696
Citigroup, Inc. 3.875% 3/26/25	737,000	760,589
Citigroup, Inc. 5.375% 8/09/20	245,000	274,724
Citigroup, Inc. 8.125% 7/15/39	90,000	141,492
The Goldman Sachs Group, Inc. 5.375% 3/15/20	225,000	249,151
The Goldman Sachs Group, Inc. 5.750% 1/24/22	200,000	232,308
The Goldman Sachs Group, Inc. 6.250% 2/01/41	60,000	78,454
The Goldman Sachs Group, Inc. 6.750% 10/01/37	75,000	95,498
Hyundai Capital America (b) 2.875% 8/09/18	135,000	137,777

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	$1,015,000	$1,016,218
International Lease Finance Corp. 3.875% 4/15/18	270,000	276,413
JP Morgan Chase & Co. 4.500% 1/24/22	200,000	221,462
JP Morgan Chase & Co. 4.950% 3/25/20	50,000	55,037
JP Morgan Chase & Co. 5.600% 7/15/41	195,000	249,640
Lazard Group LLC 4.250% 11/14/20	600,000	643,315
Lazard Group LLC 6.850% 6/15/17	41,000	42,302
Legg Mason, Inc. 5.625% 1/15/44	165,000	171,260
Merrill Lynch & Co., Inc. 7.750% 5/14/38	95,000	137,740
Nasdaq, Inc. 3.850% 6/30/26	135,000	141,260

		8,988,152

Electric — 1.0%
Appalachian Power Co. 3.400% 6/01/25	355,000	378,236
Duke Energy Corp. 2.650% 9/01/26	370,000	363,069
Duke Energy Corp. 3.750% 9/01/46	195,000	189,106
Entergy Arkansas, Inc. 3.500% 4/01/26	70,000	75,893
Entergy Louisiana LLC 4.950% 1/15/45	165,000	175,674
Florida Power & Light Co. 4.950% 6/01/35	125,000	151,879
IPALCO Enterprises, Inc. 3.450% 7/15/20	800,000	820,000
Israel Electric Corp. Ltd. (b) 7.250% 1/15/19	200,000	222,000
Majapahit Holding BV (b) 7.750% 1/20/20	195,000	224,250
Metropolitan Edison Co. (b) 4.000% 4/15/25	215,000	224,366
National Fuel Gas Co. 3.750% 3/01/23	125,000	126,450
Nevada Power Co. Series N 6.650% 4/01/36	135,000	188,368
Niagara Mohawk Power Corp. (b) 2.721% 11/28/22	200,000	203,750
NiSource Finance Corp. 5.800% 2/01/42	175,000	218,386

	Principal Amount	Value
Oncor Electric Delivery Co. 7.500% 9/01/38	$40,000	$62,147
Pacific Gas & Electric Co. 5.800% 3/01/37	120,000	157,848
Pennsylvania Electric Co. (b) 4.150% 4/15/25	295,000	303,826
PPL Capital Funding, Inc. 3.100% 5/15/26	175,000	177,888
PPL Capital Funding, Inc. 5.000% 3/15/44	190,000	214,147
Progress Energy, Inc. 7.000% 10/30/31	25,000	33,565
Puget Energy, Inc. 3.650% 5/15/25	350,000	364,256
Puget Energy, Inc. 6.500% 12/15/20	271,000	314,528
Southern California Edison Co. 5.950% 2/01/38	105,000	142,326
The Southern Co. 1.850% 7/01/19	215,000	216,691
Transelec SA (b) 4.625% 7/26/23	175,000	187,859
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	64,190	64,886
Virginia Electric and Power Co. 6.350% 11/30/37	150,000	207,530
Wisconsin Public Service Corp. 5.650% 11/01/17	225,000	234,870
Xcel Energy, Inc. 3.300% 6/01/25	240,000	253,196

		6,496,990

Electronics — 0.1%
Amphenol Corp. 4.000% 2/01/22	100,000	106,876
Arrow Electronics, Inc. 3.500% 4/01/22	255,000	261,898
Avnet, Inc. 4.875% 12/01/22	123,000	133,648
FLIR Systems, Inc. 3.125% 6/15/21	195,000	201,265

		703,687

Engineering & Construction — 0.1%
SBA Tower Trust (b) 3.156% 10/15/45	210,000	212,041
SBA Tower Trust (b) 2.877% 7/15/46	200,000	203,390

		415,431

Foods — 0.2%
Ingredion, Inc. 3.200% 10/01/26	215,000	219,291

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kraft Foods, Inc. 6.500% 2/09/40	$63,000	$85,845
Kraft Heinz Foods Co. 3.000% 6/01/26	515,000	519,109
The Kroger Co. 2.600% 2/01/21	145,000	149,112
Tyson Foods, Inc. 2.650% 8/15/19	65,000	66,651
Tyson Foods, Inc. 4.875% 8/15/34	105,000	116,216

		1,156,224

Forest Products & Paper — 0.0%
Sappi Papier Holding GmbH (b) 7.750% 7/15/17	200,000	204,500

Gas — 0.1%
Boston Gas Co. (b) 4.487% 2/15/42	100,000	110,725
Spire, Inc. 4.700% 8/15/44	290,000	317,155

		427,880

Hand & Machine Tools — 0.0%
Kennametal, Inc. 2.650% 11/01/19	150,000	150,968

Health Care – Products — 0.1%
Johnson & Johnson 5.850% 7/15/38	40,000	58,007
Zimmer Biomet Holdings, Inc. 3.550% 4/01/25	365,000	376,186

		434,193

Health Care – Services — 0.1%
Aetna, Inc. 3.200% 6/15/26	320,000	325,352
Aetna, Inc. 4.375% 6/15/46	75,000	78,536
Kaiser Foundation Hospitals 3.500% 4/01/22	75,000	79,873
UnitedHealth Group, Inc. 3.950% 10/15/42	55,000	58,436
UnitedHealth Group, Inc. 6.875% 2/15/38	110,000	161,210

		703,407

Home Builders — 0.1%
Lennar Corp. 4.500% 11/15/19	516,000	543,735

Home Furnishing — 0.0%
Whirlpool Corp. 5.150% 3/01/43	50,000	58,546

Housewares — 0.1%
Newell Brands, Inc. 3.850% 4/01/23	335,000	356,596

	Principal Amount	Value
Insurance — 0.9%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	$320,000	$343,600
Arch Capital Group US, Inc. 5.144% 11/01/43	170,000	186,511
AXIS Specialty Finance PLC 2.650% 4/01/19	95,000	96,015
Brown & Brown, Inc. 4.200% 9/15/24	70,000	72,817
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 6.375% 4/15/37	50,000	47,505
CNA Financial Corp. 3.950% 5/15/24	180,000	190,561
CNA Financial Corp. 7.350% 11/15/19	180,000	207,533
Five Corners Funding Trust (b) 4.419% 11/15/23	215,000	232,175
MetLife Capital Trust IV (b) 7.875% 12/15/37	345,000	432,836
New York Life Global Funding (b) 2.350% 7/14/26	365,000	362,827
Principal Financial Group, Inc. 8.875% 5/15/19	120,000	141,390
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	134,000	138,188
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	245,000	264,306
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	115,000	115,617
Reinsurance Group of America, Inc. 3.950% 9/15/26	360,000	376,637
Reinsurance Group of America, Inc. 4.700% 9/15/23	225,000	245,870
Reinsurance Group of America, Inc. 5.000% 6/01/21	225,000	245,981
Reinsurance Group of America, Inc. 6.450% 11/15/19	220,000	249,221
Trinity Acquisition PLC 3.500% 9/15/21	270,000	281,414
Trinity Acquisition PLC 4.400% 3/15/26	70,000	73,311
Unum Group 3.000% 5/15/21	150,000	153,367
USF&G Capital I (b) 8.500% 12/15/45	150,000	205,635
Willis North America, Inc. 7.000% 9/29/19	97,000	108,768
Willis Towers Watson PLC 5.750% 3/15/21	230,000	259,022

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
XLIT Ltd. 4.450% 3/31/25	$170,000	$172,562
XLIT Ltd. 5.750% 10/01/21	115,000	131,636
XLIT Ltd. 6.375% 11/15/24	325,000	387,259

		5,722,564

Internet — 0.2%
Expedia, Inc. 4.500% 8/15/24	588,000	619,061
Expedia, Inc. 7.456% 8/15/18	425,000	467,992

		1,087,053

Investment Companies — 0.2%
Ares Capital Corp. 3.625% 1/19/22	515,000	518,354
Ares Capital Corp. 3.875% 1/15/20	505,000	522,311
FS Investment Corp. 4.000% 7/15/19	390,000	396,676

		1,437,341

Iron & Steel — 0.3%
ArcelorMittal 5.125% 6/01/20	320,000	336,000
ArcelorMittal 6.250% 8/05/20	285,000	309,938
Glencore Funding LLC (b) 2.875% 4/16/20	455,000	451,360
Glencore Funding LLC (b) 4.625% 4/29/24	55,000	56,045
Reliance Steel & Aluminum Co. 4.500% 4/15/23	145,000	151,551
Reliance Steel & Aluminum Co. 6.200% 11/15/16	245,000	246,070
Reliance Steel & Aluminum Co. 6.850% 11/15/36	255,000	282,148

		1,833,112

Lodging — 0.1%
Marriott International, Inc. 2.300% 1/15/22	405,000	408,416
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	40,000	43,249

		451,665

Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.250% 2/01/17	105,000	105,394
CNH Industrial Capital LLC 3.375% 7/15/19	230,000	234,025

	Principal Amount	Value
CNH Industrial Capital LLC 3.625% 4/15/18	$116,000	$117,450
CNH Industrial Capital LLC 6.250% 11/01/16	220,000	220,660
Xylem, Inc. 4.875% 10/01/21	100,000	109,116

		786,645

Manufacturing — 0.0%
General Electric Co. 4.125% 10/09/42	270,000	295,484

Media — 0.3%
21st Century Fox America, Co. 6.900% 8/15/39	100,000	134,276
Charter Communications Operating LLC/Charter Communications Operating Capital (b) 3.579% 7/23/20	270,000	282,203
Charter Communications Operating LLC/Charter Communications Operating Capital (b) 6.484% 10/23/45	225,000	272,097
Comcast Corp. 3.400% 7/15/46	305,000	296,491
NBCUniversal Media LLC 6.400% 4/30/40	20,000	27,992
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	133,820
Time Warner Cable, Inc. 8.250% 4/01/19	45,000	51,816
Time Warner Cable, Inc. 8.750% 2/14/19	65,000	74,962
Time Warner, Inc. 4.700% 1/15/21	125,000	139,008
Time Warner, Inc. 6.250% 3/29/41	25,000	32,205
Viacom, Inc. 2.250% 2/04/22	170,000	169,204
Viacom, Inc. 3.450% 10/04/26	115,000	114,937

		1,729,011

Mining — 0.1%
Glencore Canada Corp. 5.500% 6/15/17	175,000	178,938
Glencore Finance Canada (b) 5.800% 11/15/16	195,000	195,682

		374,620

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 3.375% 10/01/21	485,000	484,767
Pitney Bowes, Inc. 4.625% 3/15/24	270,000	280,761

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pitney Bowes, Inc. 4.750% 5/15/18	$20,000	$20,718
Pitney Bowes, Inc. 5.750% 9/15/17	31,000	32,168

		818,414

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	114,016

Oil & Gas — 0.5%
Anadarko Petroleum Corp. 5.550% 3/15/26	165,000	186,456
ConocoPhillips Co. 2.400% 12/15/22	140,000	138,827
ConocoPhillips Co. 2.875% 11/15/21	484,000	497,257
ConocoPhillips Co. 4.200% 3/15/21	190,000	205,647
Exxon Mobil Corp. 2.222% 3/01/21	572,000	584,487
Exxon Mobil Corp. 2.397% 3/06/22	65,000	66,634
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	190,000	200,504
Pemex Project Funding Master Trust 6.625% 6/15/38	37,000	36,630
Petroleos Mexicanos 3.125% 1/23/19	50,000	50,450
Petroleos Mexicanos 5.500% 1/21/21	285,000	301,388
Petroleos Mexicanos 6.375% 1/23/45	80,000	76,400
Phillips 66 5.875% 5/01/42	335,000	420,370
Pioneer Natural Resources Co. 4.450% 1/15/26	320,000	347,044

		3,112,094

Oil & Gas Services — 0.0%
Weatherford International Ltd. 6.000% 3/15/18	75,000	74,156

Packaging & Containers — 0.3%
Amcor Finance USA, Inc. (b) 3.625% 4/28/26	490,000	505,912
Brambles USA, Inc. (b) 4.125% 10/23/25	134,000	142,633
Brambles USA, Inc., Series A (b) 5.350% 4/01/20	90,000	99,424
CCL Industries, Inc. (b) 3.250% 10/01/26	535,000	536,993
Crown Americas LLC/Crown Americas Capital Corp. IV 4.500% 1/15/23	330,000	342,375

	Principal Amount	Value
Graphic Packaging International, Inc. 4.875% 11/15/22	$60,000	$63,000

		1,690,337

Pharmaceuticals — 0.7%
AbbVie, Inc. 4.400% 11/06/42	75,000	78,041
AbbVie, Inc. 4.700% 5/14/45	285,000	306,882
Actavis Funding SCS 3.000% 3/12/20	300,000	309,754
Actavis Funding SCS 3.800% 3/15/25	420,000	444,509
Actavis Funding SCS 4.750% 3/15/45	190,000	207,750
Baxalta, Inc. 3.600% 6/23/22	105,000	110,312
Baxalta, Inc. 4.000% 6/23/25	290,000	309,507
Baxalta, Inc. 5.250% 6/23/45	140,000	165,629
McKesson Corp. 2.284% 3/15/19	95,000	96,677
McKesson Corp. 3.796% 3/15/24	45,000	48,529
McKesson Corp. 4.750% 3/01/21	150,000	166,603
McKesson Corp. 4.883% 3/15/44	60,000	70,533
McKesson Corp. 6.000% 3/01/41	125,000	160,897
Merck Sharp & Dohme Corp. 5.850% 6/30/39	45,000	60,072
Mylan NV (b) 3.150% 6/15/21	275,000	280,163
Mylan NV (b) 3.950% 6/15/26	705,000	710,314
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	95,000	95,460
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	265,000	264,001
Teva Pharmaceutical Finance Netherlands III BV 3.150% 10/01/26	335,000	336,550
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	75,000	74,644

		4,296,827

Pipelines — 0.4%
Boardwalk Pipelines LLC 5.500% 2/01/17	175,000	176,663

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Boardwalk Pipelines LP 5.875% 11/15/16	$390,000	$391,808
CenterPoint Energy Resources Corp. 4.500% 1/15/21	100,000	107,988
EnLink Midstream Partners LP 4.850% 7/15/26	75,000	75,471
Enterprise Products Operating Co. 3.700% 2/15/26	340,000	349,999
Enterprise Products Operating Co. 5.950% 2/01/41	150,000	173,744
Kinder Morgan Energy Partners LP 6.000% 2/01/17	130,000	131,879
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	129,405
Kinder Morgan Energy Partners LP 6.950% 1/15/38	10,000	11,353
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	150,000	157,308
Kinder Morgan, Inc. 4.300% 6/01/25	165,000	171,487
Magellan Midstream Partners LP 5.000% 3/01/26	165,000	187,977
Magellan Midstream Partners LP 5.150% 10/15/43	460,000	507,840
Southern Natural Gas Co. LLC (b) 5.900% 4/01/17	250,000	255,321

		2,828,243

Real Estate Investment Trusts (REITS) — 0.4%
American Tower Corp. 3.450% 9/15/21	425,000	447,294
American Tower Corp. 4.400% 2/15/26	140,000	153,339
Brandywine Operating Partners LP 4.950% 4/15/18	200,000	208,614
DDR Corp. 4.750% 4/15/18	60,000	62,291
Duke Realty LP 3.250% 6/30/26	120,000	122,670
Duke Realty LP 8.250% 8/15/19	225,000	263,109
Federal Realty Investment Trust 5.900% 4/01/20	55,000	62,620
Healthcare Trust of America Holdings LP 3.500% 8/01/26	200,000	202,628
Highwoods Realty LP 7.500% 4/15/18	265,000	286,527
Host Hotels & Resorts LP 3.750% 10/15/23	40,000	40,510
Host Hotels & Resorts LP 4.000% 6/15/25	100,000	101,889
Tanger Properties LP 3.125% 9/01/26	400,000	398,903

	Principal Amount	Value
Weingarten Realty Investors 3.250% 8/15/26	$85,000	$85,091

		2,435,485

Retail — 0.5%
AutoNation, Inc. 4.500% 10/01/25	120,000	127,182
Bed Bath & Beyond, Inc. 5.165% 8/01/44	101,000	97,657
CVS Health Corp. 6.125% 9/15/39	175,000	239,051
CVS Pass-Through Trust (b) 5.926% 1/10/34	286,314	338,556
Dollar Tree, Inc. 5.750% 3/01/23	470,000	505,838
El Puerto de Liverpool SAB de CV (b) 3.950% 10/02/24	445,000	447,781
The Home Depot, Inc. 5.950% 4/01/41	150,000	206,275
O’Reilly Automotive, Inc. 3.850% 6/15/23	105,000	113,344
QVC, Inc. 3.125% 4/01/19	155,000	158,926
QVC, Inc. 4.375% 3/15/23	150,000	150,401
QVC, Inc. 4.450% 2/15/25	245,000	242,507
QVC, Inc. 5.125% 7/02/22	30,000	31,799
Tiffany & Co. 4.900% 10/01/44	165,000	167,233
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	110,000	113,353

		2,939,903

Savings & Loans — 0.0%
Glencore Funding LLC (b) 2.500% 1/15/19	252,000	251,395

Semiconductors — 0.1%
Lam Research Corp. 2.750% 3/15/20	215,000	220,028
Lam Research Corp. 3.800% 3/15/25	300,000	312,517

		532,545

Software — 0.2%
Broadridge Financial Solutions, Inc. 3.400% 6/27/26	165,000	169,239
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	110,000	116,879
CA, Inc. 2.875% 8/15/18	125,000	127,385
Microsoft Corp. 4.450% 11/03/45	330,000	375,179

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oracle Corp. 4.000% 7/15/46	$575,000	$594,155

		1,382,837

Telecommunications — 0.3%
AT&T, Inc. 4.750% 5/15/46	260,000	272,078
AT&T, Inc. 6.550% 2/15/39	25,000	31,838
British Telecom PLC 9.375% 12/15/30	55,000	89,037
CenturyLink, Inc. 6.150% 9/15/19	140,000	151,200
Cisco Systems, Inc. 5.500% 1/15/40	55,000	71,243
Crown Castle Towers LLC (b) 6.113% 1/15/40	170,000	188,402
Deutsche Telekom International Finance BV 8.750% 6/15/30	60,000	93,264
Rogers Communications, Inc. 7.500% 8/15/38	30,000	41,094
Telefonica Emisiones SAU 5.462% 2/16/21	125,000	141,945
Verizon Communications, Inc. 2.625% 2/21/20	262,000	269,443
Verizon Communications, Inc. 4.862% 8/21/46	207,000	231,853
Verizon Communications, Inc. 5.012% 8/21/54	181,000	199,868
Verizon Communications, Inc. 6.550% 9/15/43	182,000	246,080

		2,027,345

Transportation — 0.2%
Asciano Finance (b) 4.625% 9/23/20	105,000	110,359
Asciano Finance Ltd. (b) 5.000% 4/07/18	250,000	258,585
Autoridad del Canal de Panama (b) 4.950% 7/29/35	210,000	238,350
Burlington Northern Santa Fe LLC 6.750% 3/15/29	190,000	259,615
Norfolk Southern Corp. 6.000% 5/23/2111	100,000	122,567

		989,476

Trucking & Leasing — 0.2%
Aviation Capital Group Corp. (b) 2.875% 9/17/18	905,000	916,312
GATX Corp. 4.750% 6/15/22	150,000	167,217

		1,083,529

TOTAL CORPORATE DEBT (Cost $71,267,438)		75,027,436

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.4%
JobsOhio Beverage System Series B 4.532% 1/01/35	$325,000	$378,658
Orange County Local Transportation Authority BAB 6.908% 2/15/41	230,000	335,197
Panhandle-Plains Student Finance Corp., Series 2001-A2, FRN 2.023% 12/01/31	300,000	287,867
State of California BAB 7.550% 4/01/39	120,000	192,169
State of California BAB 7.600% 11/01/40	350,000	567,396
State of Illinois 5.365% 3/01/17	575,000	584,240

		2,345,527

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,187,015)		2,345,527

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.3%
Auto Floor Plan ABS — 0.0%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (b) 2.032% 10/20/20	230,000	230,000

Automobile ABS — 0.6%
American Credit Acceptance Receivables Trust, Series 2016-3, Class A (b) 1.700% 11/12/20	329,931	329,648
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A (b) 2.500% 2/20/21	230,000	232,233
Capital Automotive REIT, Series 2012-1A, Class A (b) 4.700% 7/15/42	224,651	229,008
CPS Auto Trust, Series 2014-A, Class A (b) 1.210% 8/15/18	23,910	23,870
CPS Auto Trust, Series 2016-C, Class A (b) 1.620% 1/15/20	146,457	146,274
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A (b) 2.420% 11/15/23	250,000	250,793
Drive Auto Receivables Trust, Series 2016-BA, Class B (b) 2.560% 6/15/20	160,000	161,286
First Investors Auto Owner Trust, Series 2016-2A, Class B (b) 2.210% 7/15/22	450,000	450,643
Flagship Credit Auto Trust, Series 2013-2, Class A (b) 1.940% 1/15/19	17,933	17,952

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GLS Auto Receivables Trust, Series 2015-1A, Class A (b) 2.250% 12/15/20	$92,050	$91,925
GO Financial Auto Securitization Trust, Series 2015-1, Class A (b) 1.810% 3/15/18	12,983	12,977
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A (b) 2.040% 1/15/21	191,018	191,601
Oscar US Funding Trust II, Series 2015-1A, Class A4 (b) 2.440% 6/15/22	350,000	345,849
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (b) 2.224% 7/15/20	270,385	270,309
Oscar US Funding Trust V, Series 2016-2A, Class A4 (b) 2.990% 12/15/23	630,000	629,831
Santander Drive Auto Receivables Trust, Series 2015-4, Class C 2.970% 3/15/21	250,000	254,700

		3,638,899

Commercial MBS — 1.3%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.938% 2/10/51	246,717	252,079
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 6.005% 2/10/51	220,000	225,988
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.436% 2/10/51	258,164	268,142
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.479% 2/10/51	215,000	223,823
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	120,604	120,737
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	225,423
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	425,000	428,396
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	211,455	217,139
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	255,071	261,871

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM, VRN 5.835% 9/11/42	$155,000	$159,326
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	195,000	204,626
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	319,000	351,636
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class C, VRN 4.398% 5/10/48	140,000	130,753
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AM, VRN 5.650% 12/10/49	225,000	230,301
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4, VRN 6.007% 12/10/49	431,562	441,215
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	165,000	176,094
DBRR Trust, Series 2013-EZ3, Class A, VRN (b) 1.636% 12/18/49	20,122	20,115
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, VRN (b) 5.471% 11/10/46	110,000	123,881
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.951% 7/10/38	194,530	194,805
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (b) 4.948% 1/10/45	100,000	112,234
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,033	1,033
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, VRN 5.466% 6/12/47	265,000	266,941
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	260,000	267,435
Morgan Stanley Capital I, Series 2011-C2, Class B, VRN (b) 5.200% 6/15/44	250,000	275,398
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	200,000	200,300

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-HQ11, Class A4, VRN 5.447% 2/12/44	$321,306	$321,911
Morgan Stanley Capital I, Series 2007-HQ11, Class AM, VRN 5.478% 2/12/44	300,000	301,395
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	67,453	67,297
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.477% 1/11/43	145,703	152,515
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	19,445	19,445
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.483% 8/15/39	42,273	42,554
VNO Mortgage Trust, Series 2013-PENN, Class A (b) 3.808% 12/13/29	240,000	257,570
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	270,000	270,791
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	607,476	613,534
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, VRN 5.591% 4/15/47	200,000	202,661
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, VRN 6.158% 2/15/51	162,032	164,311
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.158% 2/15/51	235,000	240,092
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	32,296	33,362
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	190,000	205,494

		8,272,623

Home Equity ABS — 0.2%
Aames Mortgage Investment Trust, Series 2005-1, Class M4, 1 mo. USD LIBOR + 1.125%, FRN 1.649% 6/25/35	102,573	102,081
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.795% 8/25/35	46,572	46,536

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2, 1 mo. USD LIBOR + .430%, FRN 0.955% 7/25/35	$21,683	$21,576
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.985% 9/25/34	42,294	41,814
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.155% 5/25/36	64,464	64,209
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.765% 1/25/36	37,719	37,422
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.170% 4/25/35	51,013	51,052
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 0.695% 8/25/36	26,187	26,188
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.350% 6/25/35	179,059	177,497
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.245% 3/25/35	228,174	227,376
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 0.895% 1/25/36	159,683	158,675
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 0.785% 9/25/35	44,154	44,174
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.905% 8/25/35	3,030	3,029
Park Place Securities, Inc., Series 2005-WHQ1, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.275% 3/25/35	12,216	12,222
Residential Asset Securities Corp., Series 2005-EMX4, Class M1, 1 mo. USD LIBOR + .430%, FRN 0.955% 11/25/35	74,350	74,284

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Asset Investment Loan Trust, Series 2005-7, Class A5, 1 mo. USD LIBOR + .720%, FRN 1.245% 8/25/35	$1,229	$1,229

		1,089,364

Other ABS — 4.0%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (b) 3.260% 9/15/72	56,131	56,239
321 Henderson Receivables LLC, Series 2005-1A, Class A1, 1 mo. USD LIBOR + .230%, FRN (b) 0.754% 11/15/40	105,195	101,291
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 2.249% 1/25/35	190,312	189,778
AIMCO CLO Ltd., Series 2014-AA, Class A, 3 mo. USD LIBOR + 1.540%, FRN (b) 2.236% 7/20/26	360,000	360,344
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (b) 2.314% 10/15/28	410,000	410,000
ALM VIII Ltd., Series 2013-8A, Class A1A, 3 mo. LIBOR + 1.450%, FRN (b) 2.146% 1/20/26	250,000	249,998
ALM XIV Ltd., Series 2014-14A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (b) 2.173% 7/28/26	660,000	659,999
Alterna Funding I LLC, Series 2014-1A, Class NOTE (b) 1.639% 2/15/21	112,456	109,644
Alterna Funding II LLC, Series 2015-1A, Class A (b) 2.500% 2/15/24	192,484	189,837
Apidos CLO XV, Series 2013-15A, Class A1, 3 mo. USD LIBOR + 1.350%, FRN (b) 2.046% 10/20/25	500,000	500,004
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (b) 4.277% 9/05/44	210,000	213,428
Arbys Funding LLC, Series 2015-1A, Class A2 (b) 4.969% 10/30/45	317,600	331,495
ARL Second LLC, Series 2014-1A, Class A1 (b) 2.920% 6/15/44	160,677	158,089

	Principal Amount	Value
Avery Point CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.460%, FRN (b) 2.139% 7/17/26	$350,000	$350,003
Avery Point III CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (b) 2.079% 1/18/25	250,000	250,001
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.228% 8/05/27	570,000	570,409
BCC Funding VIII LLC, Series 2014-1A, Class A (b) 1.794% 6/20/20	31,247	31,129
Birchwood Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.440%, FRN (b) 2.120% 7/15/26	345,000	345,028
BlueMountain CLO Ltd., Series 2013-2A, Class A, 3 mo. USD LIBOR + 1.200%, FRN (b) 1.902% 1/22/25	250,000	249,384
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (b) 2.109% 7/18/27	380,000	380,737
BlueVirgo Trust, Series 2015-1A, Class NOTE (b) 3.000% 12/15/22	414,057	418,442
CAN Capital Funding LLC, Series 2014-1A, Class A (b) 3.117% 4/15/20	250,000	247,824
Capital Automotive REIT, Series 2014-1A, Class A (b) 3.660% 10/15/44	160,000	160,392
Carlyle Global Market Strategies, Series 2014-4A, Class A1, 3 mo. USD LIBOR + 1.500%, FRN (b) 2.180% 10/15/26	250,000	250,042
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (b) 2.000% 12/10/23	139,733	138,751
Citi Held For Asset Issuance, Series 2015-PM1, Class A (b) 1.850% 12/15/21	26,377	26,329
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1, 1 mo. USD LIBOR + .200%, FRN (b) 0.724% 11/25/45	109,885	109,943
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	165,813	166,356

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Consumers Securitization Funding LLC, Series 2014-A, Class A2 2.962% 11/01/25	$190,000	$199,937
Cronos Containers Program I Ltd., Series 2014-2A, Class A (b) 3.270% 11/18/29	238,889	232,278
DB Master Finance LLC, Series 2015-1A, Class A2I (b) 3.262% 2/20/45	344,750	347,778
Diamond Resorts Owner Trust, Series 2013-2, Class A (b) 2.270% 5/20/26	517,006	514,000
Diamond Resorts Owner Trust, Series 2014-1, Class A (b) 2.540% 5/20/27	77,417	77,480
Diamond Resorts Owner Trust, Series 2015-1, Class A (b) 2.730% 7/20/27	189,419	190,527
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (b) 3.484% 10/25/45	506,175	510,446
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (b) 4.474% 10/25/45	535,950	543,240
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	243,216	249,759
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (b) 5.800% 7/15/24	36,154	36,654
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (b) 2.029% 4/18/26	475,000	474,998
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.130% 7/15/26	450,000	449,698
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (b) 2.810% 4/25/28	415,355	415,176
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (b) 2.707% 2/19/45	85,125	83,183
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (b) 3.968% 3/19/46	222,750	224,393
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	108,022	112,127
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	395,675	401,396

	Principal Amount	Value
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.975% 7/25/35	$12,780	$12,775
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.146% 7/20/27	425,000	424,827
Global SC Finance II SRL, Series 2014-1A, Class A1 (b) 3.190% 7/17/29	195,833	188,832
Global SC Finance II SRL, Series 2013-2A, Class A (b) 3.670% 11/17/28	187,620	184,650
Global SC Funding One Ltd., Series 2015-1, Class B1 (b) 2.740% 1/18/30	81,110	79,903
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (b) 1.865% 4/25/25	565,000	562,055
GoldenTree Loan Opportunities VII Ltd., Series 2014-8A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.138% 4/19/26	355,000	355,014
HERO Funding Trust, Series 2016-3A, Class A1 (b) 3.080% 9/20/42	320,000	320,000
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	73,351	73,487
Icon Brand Holdings LLC, Series 2012-1A, Class A, (Acquired 11/16/12-7/22/14, Cost $324,606) (b) (c) 4.229% 1/25/43	154,454	140,694
Icon Brand Holdings LLC, Series 2013-1A, Class A, (Acquired 1/9/14, Cost $171,783) (b) (c) 4.352% 1/25/43	136,821	127,144
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.129% 1/18/26	260,000	259,631
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (b) 3.870% 3/15/58	98,735	102,119
LCM Ltd., Series 10AR, Class AR, 3 mo. USD LIBOR + 1.260%, FRN (b) 1.581% 4/15/22	306,895	306,922
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (b) 2.180% 7/15/26	460,000	461,714

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Leaf Receivables Funding LLC, Series 2016-1, Class A1 (b) 1.000% 6/15/17	$385,680	$385,682
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.320% 2/25/35	129,139	128,119
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (b) 2.196% 7/20/26	465,000	465,013
Marlette Funding Trust, Series 2016-1A, Class A (b) 3.060% 1/17/23	446,989	447,135
Miramax LLC, Series 2014-1A, Class A2 (b) 3.340% 7/20/26	186,704	187,182
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.275% 7/25/35	67,991	68,461
MVW Owner Trust, Series 2016-1A, Class A (b) 2.250% 12/20/33	118,251	118,022
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (b) 1.558% 7/20/18	60,551	60,517
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (b) 1.816% 4/20/25	355,000	352,418
OHA Loan Funding Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.250%, FRN (b) 1.965% 7/23/25	270,000	269,623
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (b) 4.210% 5/17/20	130,000	129,839
Orange Lake Timeshare Trust, Series 2014-AA, Class A (b) 2.290% 7/09/29	59,268	59,606
Oxford Finance Funding Trust, Series 2016-1A, Class A (b) 3.968% 6/17/24	220,000	221,105
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.250%, FRN (b) 2.061% 2/20/25	250,000	249,438
Race Point VIII CLO Ltd., Series 2012-7A, Class A, 3 mo. USD LIBOR + 1.420%, FRN (b) 2.208% 11/08/24	250,000	249,820

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2016-2A, Class A (b) 2.330% 7/20/33	$298,073	$297,914
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	37,908	37,992
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (b) 3.080% 9/20/32	63,238	63,290
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (b) 3.090% 10/27/25	700,000	703,390
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (b) 3.260% 8/25/25	655,040	658,143
Spirit Master Funding LLC, Series 2014-4A, Class A1 (b) 3.501% 1/20/45	160,000	155,366
SpringCastle America Funding LLC, Series 2014-AA, Class A (b) 2.700% 5/25/23	501,316	501,473
SpringCastle America Funding LLC, Series 2016-AA, Class A (b) 3.050% 4/25/29	290,000	289,989
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (b) 2.920% 7/15/47	200,000	200,460
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.775% 11/25/37	10,427	10,422
Structured Receivables Finance LLC, Series 2010-B, Class A (b) 3.730% 8/15/36	109,524	111,975
Symphony CLO XV Ltd., Series 2014-15A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.129% 10/17/26	430,000	430,007
Taco Bell Funding LLC, Series 2016-1A, Class A2I (b) 3.832% 5/25/46	390,000	396,311
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (b) (d) 2.399% 10/13/29	340,000	340,000
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	82,707	83,465
VSE VOI Mortgage LLC, Series 2016-A, Class A (b) 2.540% 7/20/33	440,000	441,738
Welk Resorts LLC, Series 2015-AA, Class A (b) 2.790% 6/16/31	163,625	164,710

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wendys Funding LLC, Series 2015-1A, Class A2I (b) 3.371% 6/15/45	$470,250	$472,376
Wendys Funding LLC, Series 2015-1A, Class A2II (b) 4.080% 6/15/45	306,900	311,588
Wendys Funding LLC, Series 2015-1A, Class A23 (b) 4.497% 6/15/45	420,750	420,659

		25,371,001

Student Loans ABS — 2.0%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100%, FRN (b) 1.625% 12/27/44	495,000	475,975
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.515% 7/01/38	211,578	192,276
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS, FRN 0.413% 1/25/47	130,000	97,179
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (b) 2.425% 10/27/31	75,270	75,692
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (b) 2.890% 6/25/40	343,752	343,184
DRB Prime Student Loan Trust, Series 2015-B, Class A2 (b) 3.170% 7/25/31	252,917	257,939
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (b) 2.326% 10/27/36	744,958	744,960
Earnest Student Loan Program LLC, Series 2016-B, Class A2 (b) 3.020% 5/25/34	301,249	301,243
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (b) 1.864% 7/26/66	730,000	729,988
EdLinc Student Loan Funding Trust, Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240%, FRN (b) 4.765% 11/26/40	270,000	313,033
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.934% 6/15/43	500,000	497,768
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.943% 6/15/43	200,000	194,359

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.943% 6/15/43	$100,000	$92,502
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450%, FRN 1.275% 8/25/42	186,552	162,187
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. USD LIBOR + .300%, FRN 1.034% 10/28/41	43,817	43,651
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950%, FRN 1.775% 2/25/42	207,858	204,911
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. USD LIBOR + .150%, FRN 0.675% 10/25/27	51,001	50,898
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 0.765% 11/27/28	77,465	76,728
Navient Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + .700%, FRN (b) 1.225% 2/25/70	551,273	536,137
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (b) 1.775% 6/25/65	533,257	533,259
Navient Student Loan Trust, Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.025% 6/25/48	220,000	174,191
Navient Student Loan Trust, Series 2014-8, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.025% 7/26/49	155,000	139,130
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.025% 10/25/58	150,000	121,979
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 0.966% 3/23/37	350,000	330,585
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.107% 6/25/41	132,890	108,402

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (b) 1.155% 1/25/37	$228,113	$221,862
Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 28 day ARS, FRN 1.526% 3/22/32	200,000	187,039
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (b) 2.025% 7/27/50	150,000	129,392
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. USD LIBOR + ..800%, FRN 1.515% 7/25/36	250,000	237,851
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 0.850% 7/15/36	64,691	64,464
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.130% 7/15/36	230,000	206,817
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. USD LIBOR + .300%, FRN 0.980% 7/15/36	125,000	121,625
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 0.855% 10/25/28	330,000	311,913
SLM Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .150%, FRN 0.865% 4/25/40	205,680	172,139
SLM Student Loan Trust, Series 2013-6, Class A3, 1 mo. USD LIBOR + .650%, FRN 1.175% 6/25/55	170,000	168,438
SLM Student Loan Trust, Series 2005-5, Class A5, 3 mo. USD LIBOR + .750%, FRN 1.465% 10/25/40	300,000	288,013
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 3.007% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 3.024% 6/17/30	350,000	350,000
SLM Student Loan Trust, Series 2002-7, Class A10, 28 day ARS, FRN 3.027% 3/15/28	186,000	186,000

	Principal Amount	Value
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 3.030% 3/15/28	$260,000	$260,000
SMB Private Education Loan Trust, Series 2015-B, Class A2B, 1 mo. USD LIBOR + 1.200%, FRN (b) 1.724% 7/15/27	200,000	198,342
SMB Private Education Loan Trust, Series 2016-B, Class A2A (b) 2.430% 2/17/32	245,000	248,029
SMB Private Education Loan Trust, Series 2016-A, Class A2A (b) 2.700% 5/15/31	450,000	453,042
SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1 mo. USD LIBOR + .950%, FRN (b) 1.600% 1/25/39	170,000	170,000
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (b) 1.725% 6/25/33	424,717	424,717
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B (b) 2.740% 10/25/32	300,000	308,025
SoFi Professional Loan Program LLC, Series 2016-A, Class A2 (b) 2.760% 12/26/36	453,429	460,353
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000%, FRN 1.523% 1/03/33	290,000	280,181
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050%, FRN 1.765% 10/27/36	170,000	168,576

		12,464,974

WL Collateral CMO — 0.2%
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 2.025% 7/25/25	303,390	304,010
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 2.954% 2/25/34	19,834	19,067
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 3.294% 9/25/33	7,771	7,325
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C05, Class 2M1, 1 mo. USD LIBOR + 1.350%, FRN 1.875% 1/25/29	346,159	347,523

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 mo. USD LIBOR + 1.450%, FRN 1.975% 1/25/29	$406,165	$408,624
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.285% 8/25/34	11,835	11,601
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 2.786% 8/25/34	61,030	54,490
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 0.775% 8/25/36	4,732	4,718
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.032% 2/25/34	7,731	7,639
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 3.065% 7/25/33	4,435	4,369
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 2.875% 2/25/34	250	257
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 3.056% 3/25/34	41,021	41,182
Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1, 1 mo. USD LIBOR + 1.350%, FRN 1.875% 4/25/28	138,527	138,731
Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 1.975% 7/25/28	235,881	236,921
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.907% 4/25/44	86,330	86,222

		1,672,679

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 3.157% 6/25/32	24,013	23,454

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $53,016,209)		52,762,994

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 6.125% 1/18/41	620,000	748,650

	Principal Amount	Value
Mexico Government International Bond 4.750% 3/08/44	$360,000	$373,050
Peruvian Government International Bond 6.550% 3/14/37	95,000	134,187
Poland Government International Bond 6.375% 7/15/19	230,000	258,750
Province of Quebec Canada 7.500% 9/15/29	90,000	135,477
United Mexican States 5.125% 1/15/20	200,000	222,300
United Mexican States 6.750% 9/27/34	160,000	211,600

		2,084,014

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,862,485)		2,084,014

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 8.1%
Collateralized Mortgage Obligations — 0.6%
Federal Home Loan Mortgage Corp.
Series 4303, Class AP 3.000% 8/15/43	627,440	647,571
Series 4290, Class CA 3.500% 12/15/38	380,174	395,521
Series 2617, Class Z 5.500% 5/15/33	305,276	346,071
Series 2693, Class Z 5.500% 10/15/33	538,691	602,983
Series 3423, Class PB 5.500% 3/15/38	116,968	132,168
Federal National Mortgage Association
Series 2014-7, Class VA 3.500% 5/25/25	242,789	260,114
Series 2014-48, Class AB 4.000% 10/25/40	521,635	548,237
Series 2007-32, Class Z 5.500% 4/25/37	175,120	196,031
Series 2010-60, Class HJ 5.500% 5/25/40	118,743	131,259
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	152,558	169,385
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	119,582	133,078

		3,562,418

Pass-Through Securities — 7.5%
Federal Home Loan Mortgage Corp.
Pool #Q37467 3.500% 11/01/45	1,140,571	1,214,485

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #Q37468 3.500% 11/01/45	$851,568	$909,681
Pool #C03537 4.500% 8/01/40	294,333	326,019
Pool #G06057 4.500% 10/01/40	215,076	236,718
Pool #G60485 4.500% 10/01/41	285,484	314,345
Pool #G60469 4.500% 1/01/42	180,045	198,218
Pool #G60342 4.500% 5/01/42	958,414	1,054,854
Pool #G60172 4.500% 9/01/43	285,580	316,503
Pool #G11431 6.000% 2/01/18	1,054	1,067
Pool #C55867 7.500% 2/01/30	58,626	68,743
Pool #C01079 7.500% 10/01/30	8,532	10,310
Pool #C01135 7.500% 2/01/31	25,601	30,663
Pool #C00470 8.000% 8/01/26	18,363	21,883
Pool #G00924 8.000% 3/01/28	20,641	24,595
Pool #554904 9.000% 3/01/17	32	32
Federal Home Loan Mortgage Corp. TBA
Pool #1J1368 3.000% 10/01/43 (e)	1,300,000	1,348,090
Pool #1513 4.000% 7/01/42 (e)	2,000,000	2,145,234
Federal National Mortgage Association
Pool #725692 2.642% 10/01/33 1 year CMT + 2.144%, FRN	75,487	79,429
Pool #888586 2.668% 10/01/34 1 year CMT + 2.212%, FRN	116,444	122,792
Pool #BC6007 3.000% 5/01/31	780,320	820,342
Pool #AS1304 3.500% 12/01/28	390,476	413,645
Pool #AV1897 3.500% 12/01/28	55,534	58,829
Pool #AV2325 3.500% 12/01/28	212,655	225,273
Pool #AS6187 3.500% 11/01/45	2,658,119	2,830,170
Pool #AS6293 3.500% 12/01/45	1,272,913	1,355,304
Pool #AS6306 3.500% 12/01/45	891,560	951,636

	Principal Amount	Value
Pool #AS6475 3.500% 1/01/46	$715,151	$765,798
Pool #AS6476 3.500% 1/01/46	766,269	818,142
Pool #AS6477 3.500% 1/01/46	909,985	969,170
Pool #AZ7917 4.000% 3/01/41	97,467	105,599
Pool #AL2441 4.000% 9/01/42	636,273	693,836
Pool #AL8422 4.000% 1/01/43	93,337	101,125
Pool #BC5984 4.000% 4/01/46	192,909	207,407
Pool #AB1466 4.500% 9/01/40	123,797	136,438
Pool #AH6787 4.500% 3/01/41	225,345	249,904
Pool #AL7566 4.500% 10/01/42	228,515	251,991
Pool #AL6997 4.500% 11/01/42	459,874	509,993
Pool #AD6437 5.000% 6/01/40	128,107	143,830
Pool #AD6996 5.000% 7/01/40	910,965	1,018,075
Pool #AL8173 5.000% 2/01/44	346,113	386,052
Pool #564594 7.000% 1/01/31	11,247	13,272
Pool #572844 7.000% 4/01/31	24,718	29,621
Pool #253795 7.000% 5/01/31	72,981	87,121
Pool #499386 7.500% 9/01/29	1,770	2,145
Pool #521006 7.500% 12/01/29	686	828
Pool #522769 7.500% 12/01/29	69	84
Pool #252981 7.500% 1/01/30	9,411	11,371
Pool #531196 7.500% 2/01/30	1,061	1,284
Pool #524874 7.500% 2/01/30	280	289
Pool #524317 7.500% 3/01/30	1,130	1,369
Pool #530299 7.500% 3/01/30	287	337
Pool #530520 7.500% 3/01/30	12,139	14,516
Pool #253183 7.500% 4/01/30	3,803	4,577

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #253265 7.500% 5/01/30	$2,265	$2,689
Pool #536999 8.000% 3/01/30	32	37
Pool #526380 8.000% 5/01/30	6,194	7,601
Pool #536949 8.000% 5/01/30	1,538	1,895
Pool #535351 8.000% 6/01/30	4,117	5,020
Pool #253481 8.000% 10/01/30	2,940	3,603
Pool #190317 8.000% 8/01/31	1,120	1,369
Pool #596656 8.000% 8/01/31	1,081	1,186
Pool #602008 8.000% 8/01/31	3,643	4,438
Federal National Mortgage Association TBA
Pool #1866 2.500% 11/01/28 (e)	9,800,000	10,131,899
Pool #1817 3.000% 12/01/43 (e)	2,525,000	2,619,096
Pool #18388 4.000% 11/01/42 (e)	1,800,000	1,930,711
Pool #21133 4.500% 7/01/40 (e)	825,000	903,504
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	873,429	937,878
Pool #359587 7.000% 6/15/23	436	481
Pool #337539 7.000% 7/15/23	724	816
Pool #363066 7.000% 8/15/23	9,718	11,030
Pool #354674 7.000% 10/15/23	5,910	6,606
Pool #362651 7.000% 10/15/23	14,234	15,772
Pool #368814 7.000% 10/15/23	1,524	1,649
Pool #352021 7.000% 11/15/23	2,784	3,135
Pool #371967 7.000% 11/15/23	368	419
Pool #205884 7.500% 5/15/17	2,005	2,015
Pool #213760 7.500% 6/15/17	715	721

	Principal Amount	Value
Government National Mortgage Association II
Pool #82462 2.000% 1/20/40 1 year CMT + 1.500%, FRN	$102,649	$105,890
Pool #82488 2.000% 3/20/40 1 year CMT + 1.500%, FRN	142,247	146,934
Pool #784026 3.500% 12/20/44	241,881	259,635
Government National Mortgage Association II TBA
Pool #264 2.500% 7/01/44 (e)	1,875,000	1,907,227
Pool #1581 3.000% 8/01/44 (e)	6,550,000	6,849,100

		47,465,390

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $50,595,328)		51,027,808

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bonds & Notes — 1.5%
U.S. Treasury Bond 2.500% 5/15/46	1,370,000	1,422,331
U.S. Treasury Bond 2.875% 8/15/45	2,330,000	2,603,032
U.S. Treasury Bond (f) 3.500% 2/15/39	1,590,000	1,973,588
U.S. Treasury Note 0.875% 7/31/19	780,000	780,122
U.S. Treasury Note 1.250% 3/31/21	2,150,000	2,161,355
U.S. Treasury Note 1.625% 5/15/26	400,000	400,917

		9,341,345

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,076,572)		9,341,345

TOTAL BONDS & NOTES (Cost $188,005,047)		192,589,124

	Number of Shares
RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Safeway Casa Ley Contingent Value (a) (d)	18,800	18,988

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Safeway PDC LLC Contingent Value (a) (d)	18,800	$940

		19,928

TOTAL RIGHTS (Cost $19,928)		19,928

TOTAL LONG-TERM INVESTMENTS (Cost $518,728,296)		630,972,041

	Principal Amount
SHORT-TERM INVESTMENTS — 5.2%
Commercial Paper — 5.2%
American Electric Power Co., Inc. (b) 0.900% 10/11/16	$3,120,000	3,119,276
CDP Financial, Inc. (b) 1.200% 3/07/17	3,800,000	3,786,424
Dollar General Corp. (b) 0.600% 10/03/16	1,481,000	1,480,903
Duke Energy Corp. (b) 0.680% 10/06/16	1,200,000	1,199,853
Enterprise Products Operating LLC (b) 0.870% 10/17/16	3,400,000	3,398,736
Ford Motor Credit Co. (b) 1.050% 11/14/16	4,000,000	3,995,800
Fortive Corp. (b) 1.100% 10/26/16	4,000,000	3,997,657
Monsanto Co. (b) 1.270% 11/30/16	4,000,000	3,993,873
ONEOK Partners LP (b) 1.100% 10/12/16	4,345,000	4,343,892
Whirlpool Corp. (b) 1.016% 12/14/16	3,440,000	3,433,084

		32,749,498

Repurchase Agreement — 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (g)	154,740	154,740

Time Deposit — 0.0%
Euro Time Deposit 0.010% 10/03/16	16,876	16,876

TOTAL SHORT-TERM INVESTMENTS (Cost $32,910,418)		32,921,114

Value
TOTAL INVESTMENTS — 104.8% (Cost $551,638,714) (h)	$663,893,155

Other Assets/(Liabilities) — (4.8)%	(30,285,792)

NET ASSETS — 100.0%	$633,607,363

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities amounted to a value of $83,391,888 or 13.16% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At September 30, 2016, these securities amounted to a value of $267,838 or 0.04% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2016, these securities amounted to a value of $359,928 or 0.06% of net assets.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts and open swaps agreements. (Note 2).
(g)	Maturity value of $154,740. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/19, and an aggregate market value, including accrued interest, of $160,734.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.4%

CORPORATE DEBT — 23.0%
Advertising — 0.1%
Omnicom Group, Inc. 3.600% 4/15/26	$545,000	$576,001

Aerospace & Defense — 0.3%
The Boeing Co. 6.875% 3/15/39	405,000	611,368
Lockheed Martin Corp. 4.700% 5/15/46	440,000	522,773
TransDigm, Inc. 6.000% 7/15/22	125,000	131,875

		1,266,016

Agriculture — 0.2%
IOI Investment L Bhd (a) 4.375% 6/27/22	300,000	317,802
Reynolds American, Inc. 4.000% 6/12/22	545,000	592,064

		909,866

Airlines — 0.2%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (a) 8.375% 5/10/20	300,000	286,500
Latam Airlines Group SA (b) 7.250% 6/09/20	300,000	307,050

		593,550

Apparel — 0.0%
Levi Strauss & Co. 5.000% 5/01/25	85,000	88,612

Auto Manufacturers — 0.4%
Ford Motor Co. 7.450% 7/16/31	445,000	588,600
General Motors Financial Co., Inc. 2.400% 5/09/19	475,000	477,678
General Motors Financial Co., Inc. 3.200% 7/13/20	325,000	332,783
General Motors Financial Co., Inc. 3.200% 7/06/21	135,000	136,658

		1,535,719

Automotive & Parts — 0.2%
Allison Transmission, Inc. (b) 5.000% 10/01/24	40,000	41,000
American Axle & Manufacturing Inc, Series A 6.625% 10/15/22	115,000	121,613
Dana, Inc. 5.500% 12/15/24	65,000	66,300
Delphi Automotive PLC 4.250% 1/15/26	104,000	113,295

	Principal Amount	Value
Delphi Corp. 4.150% 3/15/24	$455,000	$488,430
The Goodyear Tire & Rubber Co. 5.125% 11/15/23	120,000	125,100

		955,738

Banks — 4.8%
Agromercantil Senior Trust (a) 6.250% 4/10/19	200,000	208,000
Australia & New Zealand Banking Group Ltd. (b) 4.875% 1/12/21	540,000	603,866
Banco de Costa Rica (a) 5.250% 8/12/18	750,000	768,750
Banco de Reservas de la Republica Dominicana (b) 7.000% 2/01/23	200,000	206,000
Banco GNB Sudameris SA (a) 3.875% 5/02/18	300,000	299,520
Banco GNB Sudameris SA (a) 7.500% 7/30/22	400,000	428,500
Banco Nacional de Comercio Exterior SNC 5 year CMT + 3.000%, VRN (a) 3.800% 8/11/26	300,000	291,285
Banco Nacional de Comercio Exterior SNC (b) 4.375% 10/14/25	200,000	207,000
Banco Nacional de Costa Rica (a) 4.875% 11/01/18	800,000	822,400
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5 year CMT + 4.580%, VRN (a) 5.950% 1/30/24	700,000	733,915
Bank of America Corp. 2.000% 1/11/18	450,000	452,072
Bank of America Corp. 2.625% 4/19/21	445,000	452,080
Bank of Montreal 1.900% 8/27/21	600,000	596,866
BB&T Corp. 2.050% 5/10/21	360,000	363,759
BB&T Corp. 2.450% 1/15/20	525,000	537,250
BBVA Bancomer SA VRN (a) 6.008% 5/17/22	500,000	501,135
BBVA Bancomer SA (a) 6.500% 3/10/21	150,000	163,687
Citigroup, Inc. 2.650% 10/26/20	195,000	199,190
Citigroup, Inc. 2.700% 3/30/21	610,000	623,239
CorpGroup Banking SA (a) 6.750% 3/15/23	750,000	723,750

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Global Bank Corp. (a) 5.125% 10/30/19	$700,000	$735,000
The Goldman Sachs Group, Inc. 2.350% 11/15/21	655,000	653,480
Industrial Senior Trust (a) 5.500% 11/01/22	500,000	495,000
JP Morgan Chase & Co. 2.400% 6/07/21	530,000	535,983
JP Morgan Chase & Co. 4.250% 10/01/27	570,000	611,576
Malayan Banking Bhd 5 year CMT + 2.600%, VRN (a) 3.250% 9/20/22	300,000	303,019
Morgan Stanley 2.500% 4/21/21	185,000	187,313
Morgan Stanley 2.650% 1/27/20	405,000	413,855
Morgan Stanley 3.125% 7/27/26	200,000	201,196
Morgan Stanley 3.875% 1/27/26	355,000	376,897
Oversea-Chinese Banking Corp. Ltd. USD 5 year swap rate + 2.203%, VRN (a) 4.000% 10/15/24	900,000	939,897
PNC Funding Corp. 3.300% 3/08/22	560,000	594,608
Royal Bank of Canada 2.500% 1/19/21	140,000	144,491
State Street Corp. 2.650% 5/19/26	215,000	217,445
State Street Corp. 3.550% 8/18/25	285,000	309,002
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	285,000	282,677
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/09/21	570,000	585,828
The Toronto-Dominion Bank 1.800% 7/13/21	880,000	876,705
United Overseas Bank Ltd. USD 5 year swap rate + 1.995%, VRN (a) 3.750% 9/19/24	700,000	725,606
Wells Fargo & Co. 3.000% 4/22/26	475,000	479,466
Wells Fargo & Co. 3.550% 9/29/25	590,000	623,141
Westpac Banking Corp. 2.000% 8/19/21	70,000	69,887
Westpac Banking Corp. 2.600% 11/23/20	520,000	534,449

		20,078,785

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	275,000	327,190

	Principal Amount	Value
The Coca-Cola Co. 1.550% 9/01/21	$415,000	$413,944

		741,134

Biotechnology — 0.1%
Celgene Corp. 3.875% 8/15/25	285,000	304,725

Building Materials — 0.0%
Builders FirstSource, Inc. (b) 5.625% 9/01/24	25,000	25,625

Chemicals — 0.3%
Ashland LLC STEP 4.750% 8/15/22	120,000	124,800
Grupo Idesa SA de CV (a) 7.875% 12/18/20	850,000	850,000
PQ Corp. (b) 6.750% 11/15/22	60,000	63,600

		1,038,400

Commercial Services — 0.5%
Adani Ports & Special Economic Zone Ltd. (a) 3.500% 7/29/20	600,000	607,557
ENA Norte Trust (a) 4.950% 4/25/28	825,754	858,785
Prime Security Services Borrower LLC/Prime Finance, Inc. (b) 9.250% 5/15/23	115,000	125,350
S&P Global, Inc. 4.400% 2/15/26	285,000	318,469
Team Health, Inc. (b) 7.250% 12/15/23	55,000	59,194

		1,969,355

Computers — 0.2%
Apple, Inc. 4.650% 2/23/46	336,000	387,719
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b) 7.125% 6/15/24	90,000	98,986
Hewlett Packard Enterprise Co. (b) 3.600% 10/15/20	455,000	477,397
Western Digital Corp. (b) 7.375% 4/01/23	35,000	38,500

		1,002,602

Cosmetics & Personal Care — 0.0%
Revlon Consumer Products Corp. STEP 5.750% 2/15/21	61,000	62,220
Revlon Consumer Products Corp. (b) 6.250% 8/01/24	15,000	15,488

		77,708

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Distribution & Wholesale — 0.0%
HD Supply, Inc. 7.500% 7/15/20	$120,000	$124,632

Diversified Financial — 1.5%
Air Lease Corp. 3.750% 2/01/22	585,000	613,126
Ally Financial, Inc. 4.125% 3/30/20	555,000	564,712
Ally Financial, Inc. 4.250% 4/15/21	30,000	30,563
American Express Credit Corp. 2.250% 8/15/19	175,000	178,572
American Express Credit Corp. 2.250% 5/05/21	935,000	949,343
Bantrab Senior Trust (a) 9.000% 11/14/20	300,000	264,000
CIMPOR Financial Operations BV (a) 5.750% 7/17/24	400,000	342,000
Credito Real SAB de CV SOFOM ER (b) 7.250% 7/20/23	200,000	200,750
Double Eagle Acquisition Sub, Inc. (b)(c) 7.500% 10/01/24	40,000	40,700
Guanay Finance Ltd. (a) 6.000% 12/15/20	870,529	889,028
National Rural Utilities Cooperative Finance Corp. 2.000% 1/27/20	855,000	863,856
Peru Enhanced Pass-Through Finance Ltd. (a) 0.000% 6/02/25	250,000	194,720
Synchrony Financial 3.000% 8/15/19	555,000	568,112
Tanner Servicios Financieros SA (a) 4.375% 3/13/18	600,000	604,500

		6,303,982

Electric — 1.3%
Abengoa Transmision Sur SA (a) 6.875% 4/30/43	300,000	321,000
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It (b) 7.950% 5/11/26	500,000	532,500
Calpine Corp. 5.750% 1/15/25	30,000	29,625
Duke Energy Corp. 3.750% 9/01/46	215,000	208,501
Duke Energy Progress, Inc. 4.150% 12/01/44	470,000	514,377
Empresa de Energia de Bogota SA ESP (a) 6.125% 11/10/21	600,000	619,500
Empresa Electrica Angamos SA (a) 4.875% 5/25/29	700,000	687,633

	Principal Amount	Value
Exelon Corp. 3.400% 4/15/26	$290,000	$301,839
Fortis, Inc. (b) 2.100% 10/04/21	180,000	179,341
Israel Electric Corp. Ltd. (a) 5.625% 6/21/18	300,000	316,950
Midamerican Energy Holdings Co. 6.500% 9/15/37	594,000	816,836
NRG Energy, Inc. (b) 7.250% 5/15/26	85,000	86,488
The Southern Co. 2.450% 9/01/18	875,000	891,935

		5,506,525

Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA 5.750% 10/09/23	750,000	810,000
SBA Communications Corp. 5.625% 10/01/19	125,000	128,516

		938,516

Entertainment — 0.1%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	40,000	43,000
Scientific Games International, Inc. (b) 7.000% 1/01/22	125,000	132,187
WMG Acquisition Corp. (b) 6.750% 4/15/22	105,000	111,038

		286,225

Environmental Controls — 0.1%
Waste Management, Inc. 4.100% 3/01/45	475,000	520,506

Foods — 1.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC (b) 5.750% 3/15/25	65,000	64,837
Cosan Overseas Ltd. (a) 8.250% 11/29/49	700,000	693,000
JBS USA LLC/JBS USA Finance, Inc. (b) 5.750% 6/15/25	65,000	63,862
Kraft Heinz Foods Co. 1.600% 6/30/17	355,000	355,719
Kraft Heinz Foods Co. 2.000% 7/02/18	140,000	141,292
The Kroger Co. 3.400% 4/15/22	710,000	753,131
Marfrig Holdings Europe BV (b) 8.000% 6/08/23	200,000	204,900
Minerva Luxembourg SA 5 year CMT + 7.046%, VRN (a) 8.750% 12/29/49	500,000	503,750
Pilgrim’s Pride Corp. (b) 5.750% 3/15/25	120,000	123,600

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Post Holdings, Inc. (b) 5.000% 8/15/26	$45,000	$44,775
TreeHouse Foods, Inc. (b) 6.000% 2/15/24	40,000	43,050
Tyson Foods, Inc. 3.950% 8/15/24	1,100,000	1,187,249

		4,179,165

Forest Products & Paper — 0.4%
Georgia-Pacific LLC (b) 3.600% 3/01/25	1,125,000	1,198,354
International Paper Co. 3.000% 2/15/27	270,000	269,687

		1,468,041

Gas — 0.3%
Fermaca Enterprises S de RL de CV (a) 6.375% 3/30/38	381,485	391,022
National Gas Co., of Trinidad & Tobago Ltd. (a) 6.050% 1/15/36	800,000	856,000

		1,247,022

Hand & Machine Tools — 0.0%
Milacron LLC/Mcron Finance Corp. (b) 7.750% 2/15/21	120,000	124,800

Health Care – Products — 0.3%
Thermo Fisher Scientific, Inc. 3.300% 2/15/22	785,000	822,627
Zimmer Biomet Holdings, Inc. 1.450% 4/01/17	565,000	565,284

		1,387,911

Health Care – Services — 0.6%
Anthem, Inc. 2.300% 7/15/18	585,000	592,658
Centene Corp. 5.625% 2/15/21	110,000	116,600
HCA, Inc. 5.875% 2/15/26	55,000	58,644
Laboratory Corp. of America Holdings 2.500% 11/01/18	575,000	584,650
Laboratory Corp. of America Holdings 4.700% 2/01/45	600,000	652,609
MPH Acquisition Holdings LLC (b) 7.125% 6/01/24	115,000	123,625
RegionalCare Hospital Partners Holdings, Inc. (b) 8.250% 5/01/23	40,000	41,300
Select Medical Corp. 6.375% 6/01/21	130,000	127,887
Tenet Healthcare Corp. 6.750% 6/15/23	130,000	120,900

		2,418,873

	Principal Amount	Value
Holding Company – Diversified — 0.4%
Argos Merger Sub, Inc. (b) 7.125% 3/15/23	$100,000	$104,750
Hutchison Whampoa International 12 Ltd. 5 year CMT + 5.176%, VRN (a) 6.000% 5/29/49	800,000	816,000
MUFG Americas Holdings Corp. 1.625% 2/09/18	560,000	560,848

		1,481,598

Household Products — 0.1%
Kronos Acquisition Holdings, Inc. (b) 9.000% 8/15/23	40,000	41,225
Spectrum Brands, Inc. 5.750% 7/15/25	120,000	129,600

		170,825

Housewares — 0.0%
Newell Brands, Inc. 3.150% 4/01/21	135,000	140,652

Insurance — 0.4%
Liberty Mutual Group, Inc. (b) 6.500% 5/01/42	730,000	907,436
TIAA Asset Management Finance Co. LLC (b) 2.950% 11/01/19	550,000	566,714

		1,474,150

Internet — 0.1%
Amazon.com, Inc. 3.800% 12/05/24	270,000	299,274

Investment Companies — 0.2%
Grupo Aval Ltd. (a) 4.750% 9/26/22	800,000	791,600

Iron & Steel — 0.0%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (b) 6.375% 5/01/22	85,000	86,062

Leisure Time — 0.1%
NCL Corp. Ltd. (b) 5.250% 11/15/19	125,000	126,250
Sabre GLBL, Inc. (b) 5.250% 11/15/23	85,000	86,487
Viking Cruises Ltd. (b) 8.500% 10/15/22	100,000	102,500

		315,237

Lodging — 0.1%
Hilton Domestic Operating Co., Inc. (b) 4.250% 9/01/24	30,000	30,600
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc. (b) 5.625% 5/01/24	25,000	27,117

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MGM Resorts International 4.625% 9/01/26	$115,000	$112,125
Station Casinos LLC 7.500% 3/01/21	80,000	84,610

		254,452

Machinery – Construction & Mining — 0.0%
Terex Corp. 6.000% 5/15/21	110,000	112,475

Manufacturing — 0.0%
Gates Global LLC/Gates Global Co. (b) 6.000% 7/15/22	90,000	85,500

Media — 0.7%
21st Century Fox America, Inc. 4.750% 9/15/44	280,000	306,636
CCO Holdings LLC/CCO Holdings Capital Corp. (b) 5.125% 5/01/23	30,000	31,313
CCO Holdings LLC/CCO Holdings Capital Corp. 5.250% 9/30/22	70,000	73,150
Cequel Communications Holdings I LLC/Cequel Capital Corp. (b) 6.375% 9/15/20	125,000	128,750
Comcast Corp. 4.400% 8/15/35	560,000	634,282
CSC Holdings LLC 5.250% 6/01/24	45,000	42,750
CSC Holdings LLC (b) 5.500% 4/15/27	40,000	40,900
Gray Television, Inc. (b) 5.125% 10/15/24	45,000	44,156
Gray Television, Inc. (b) 5.875% 7/15/26	60,000	60,450
Gray Television, Inc. 7.500% 10/01/20	82,000	85,157
Nexstar Escrow Corp. (b) 5.625% 8/01/24	65,000	65,163
Sinclair Television Group, Inc. (b) 5.625% 8/01/24	120,000	122,700
Sirius XM Radio, Inc. (b) 5.375% 7/15/26	125,000	128,437
TEGNA, Inc. (b) 4.875% 9/15/21	125,000	130,000
TV Azteca SAB de CV (a) 7.500% 5/25/18	550,000	458,562
VTR Finance BV (a) 6.875% 1/15/24	500,000	522,250

		2,874,656

Metal Fabricate & Hardware — 0.0%
Novelis Corp. (b) 5.875% 9/30/26	25,000	25,594

	Principal Amount	Value
Novelis Corp. (b) 6.250% 8/15/24	$60,000	$63,675

		89,269

Mining — 0.0%
Lundin Mining Corp. (b) 7.500% 11/01/20	80,000	85,000

Office Equipment/Supplies — 0.1%
Xerox Corp. 2.950% 3/15/17	555,000	558,286

Oil & Gas — 2.0%
Apache Corp. 4.750% 4/15/43	330,000	337,181
Bharat Petroleum Corp. Ltd. (a) 4.625% 10/25/22	200,000	218,100
BP Capital Markets PLC 3.017% 1/16/27	205,000	208,231
BP Capital Markets PLC 3.062% 3/17/22	250,000	261,878
BP Capital Markets PLC 3.119% 5/04/26	115,000	117,519
Chevron Corp. 1.365% 3/02/18	353,000	353,622
Chevron Corp. 1.561% 5/16/19	270,000	271,428
CNOOC Finance Australia Pty Ltd. 2.625% 5/05/20	500,000	509,504
CNOOC Finance Ltd. (a) 4.250% 1/26/21	200,000	216,067
Delek & Avner Tamar Bond Ltd. (b) 4.435% 12/30/20	800,000	844,000
EOG Resources, Inc. 4.150% 1/15/26	280,000	305,819
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp. (b) 7.875% 7/15/21	40,000	41,600
Memorial Production Partners LP/Memorial Production Finance Corp. 6.875% 8/01/22	150,000	72,375
Occidental Petroleum Corp. 3.400% 4/15/26	145,000	152,976
ONGC Videsh Ltd. (a) 3.250% 7/15/19	750,000	769,500
PDC Energy, Inc. (b) 6.125% 9/15/24	30,000	31,050
Petroleos Mexicanos 3.500% 7/18/18	400,000	409,200
Petroleos Mexicanos (a) 5.500% 2/04/19	200,000	210,900
Petroleos Mexicanos (b) 6.750% 9/21/47	610,000	610,000
Petronas Global Sukuk Ltd. (a) 2.707% 3/18/20	600,000	613,293

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Phillips 66 4.875% 11/15/44	$50,000	$55,544
Phillips 66 5.875% 5/01/42	200,000	250,967
Reliance Holding USA, Inc. (a) 5.400% 2/14/22	500,000	563,308
Sanchez Energy Corp. 6.125% 1/15/23	50,000	40,125
SandRidge Energy, Inc. (b)(d) 8.750% 6/01/20	30,000	10,800
Shell International Finance BV 1.375% 5/10/19	600,000	598,345
Sinopec Group Overseas Development 2015 Ltd. (b) 2.500% 4/28/20	400,000	407,034

		8,480,366

Oil & Gas Services — 0.1%
Schlumberger Holding Corp. (b) 2.350% 12/21/18	285,000	290,322

Packaging & Containers — 0.1%
Berry Plastics Corp. 5.500% 5/15/22	80,000	82,800
Plastipak Holdings, Inc. (b) 6.500% 10/01/21	80,000	83,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC STEP 8.250% 2/15/21	200,000	208,500

		374,300

Pharmaceuticals — 1.2%
AbbVie, Inc. 4.700% 5/14/45	545,000	586,845
Actavis Funding SCS Co. 2.350% 3/12/18	561,000	566,784
AstraZeneca PLC 2.375% 11/16/20	285,000	293,093
Cardinal Health, Inc. 1.950% 6/15/18	560,000	565,293
Eli Lilly & Co. 3.700% 3/01/45	420,000	451,551
Express Scripts Holding Co. 3.400% 3/01/27	125,000	125,710
Express Scripts Holding Co. 4.500% 2/25/26	285,000	312,598
Mylan NV (b) 3.150% 6/15/21	595,000	606,171
Quintiles Transnational Corp. (b) 4.875% 5/15/23	85,000	87,337
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	605,000	607,930

	Principal Amount	Value
Teva Pharmaceutical Finance Co. BV 2.950% 12/18/22	$535,000	$548,530
Teva Pharmaceutical Finance Netherlands III BV 2.800% 7/21/23	215,000	215,552
Vizient, Inc. (b) 10.375% 3/01/24	80,000	91,800

		5,059,194

Pipelines — 0.6%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	125,000	126,339
Energy Transfer Equity LP 5.500% 6/01/27	110,000	109,450
Energy Transfer Partners LP 4.750% 1/15/26	605,000	625,056
Enterprise Products Operating Co. 3.700% 2/15/26	425,000	437,499
Kinder Morgan Energy Partners LP 6.950% 1/15/38	535,000	607,363
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (b)(c) 5.375% 2/01/27	85,000	85,531
Transportadora de Gas Internacional SA ESP (a) 5.700% 3/20/22	500,000	519,750

		2,510,988

Real Estate Investment Trusts (REITS) — 0.3%
Boston Properties LP 4.125% 5/15/21	540,000	587,246
Equinix, Inc. 5.875% 1/15/26	80,000	86,000
ESH Hospitality, Inc. (b) 5.250% 5/01/25	125,000	124,844
Simon Property Group LP 3.300% 1/15/26	510,000	538,267

		1,336,357

Retail — 0.5%
Asbury Automotive Group, Inc. 6.000% 12/15/24	60,000	61,800
CVS Health Corp. 2.875% 6/01/26	300,000	304,445
Dollar Tree, Inc. 5.750% 3/01/23	31,000	33,364
Grupo Elektra SAB DE CV (a) 7.250% 8/06/18	400,000	399,040
Rite Aid Corp. (b) 6.125% 4/01/23	80,000	86,334
Sally Holdings LLC/Sally Capital, Inc. 5.750% 6/01/22	115,000	119,887

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Home Depot, Inc. 3.000% 4/01/26	$300,000	$317,377
The Home Depot, Inc. 3.350% 9/15/25	260,000	281,797
Wal-Mart Stores, Inc. 4.300% 4/22/44	510,000	599,097

		2,203,141

Semiconductors — 0.2%
Intel Corp. 4.100% 5/19/46	295,000	315,739
Lam Research Corp. 2.800% 6/15/21	37,000	37,977
Lam Research Corp. 3.450% 6/15/23	110,000	112,515
Microsemi Corp. (b) 9.125% 4/15/23	25,000	28,500
NVIDIA Corp. 3.200% 9/16/26	205,000	206,614
NXP BV/NXP Funding LLC (b) 3.875% 9/01/22	45,000	47,138
NXP BV/NXP Funding LLC (b) 4.125% 6/01/21	95,000	101,769

		850,252

Software — 0.8%
Activision Blizzard, Inc. (b) 5.625% 9/15/21	117,000	122,078
Cengage Learning, Inc. (b) 9.500% 6/15/24	40,000	40,700
Ensemble S Merger Sub, Inc. (b) 9.000% 9/30/23	125,000	131,250
Fidelity National Information Services, Inc. 3.625% 10/15/20	420,000	445,482
First Data Corp. (b) 5.750% 1/15/24	60,000	61,650
First Data Corp. (b) 7.000% 12/01/23	60,000	63,450
Infor US, Inc. 6.500% 5/15/22	85,000	86,063
Microsoft Corp. 4.450% 11/03/45	525,000	596,875
Open Text Corp. (b) 5.875% 6/01/26	85,000	88,931
Oracle Corp. 1.900% 9/15/21	580,000	581,472
Oracle Corp. 2.250% 10/08/19	535,000	548,225
Oracle Corp. 4.125% 5/15/45	590,000	617,958
Solera LLC/ Solera Finance, Inc. (b) 10.500% 3/01/24	60,000	66,900

		3,451,034

	Principal Amount	Value
Telecommunications — 1.4%
AT&T, Inc. 3.400% 5/15/25	$395,000	$405,826
AT&T, Inc. 4.125% 2/17/26	110,000	118,866
Axiata SPV2 Bhd (a) 3.466% 11/19/20	200,000	209,764
British Telecommunications PLC 5.950% 1/15/18	1,025,000	1,084,365
Cisco Systems, Inc. 1.850% 9/20/21	610,000	613,661
CommScope, Inc. (b) 5.000% 6/15/21	125,000	129,375
Digicel Group Ltd. (a) 7.125% 4/01/22	700,000	535,290
Embarq Corp. 7.995% 6/01/36	60,000	60,719
Intelsat Jackson Holdings SA 5.500% 8/01/23	70,000	48,475
Intelsat Jackson Holdings SA (b) 8.000% 2/15/24	40,000	40,100
Level 3 Communications, Inc. 5.750% 12/01/22	125,000	130,625
Orange SA 2.750% 2/06/19	564,000	579,572
Telefonica Celular del Paraguay SA (a) 6.750% 12/13/22	500,000	517,500
Verizon Communications, Inc. 4.400% 11/01/34	1,075,000	1,137,498

		5,611,636

Transportation — 0.3%
Air Medical Merger Sub Corp. (b) 6.375% 5/15/23	130,000	125,775
Burlington Northern Santa Fe LLC 4.550% 9/01/44	465,000	538,373
FedEx Corp. 4.750% 11/15/45	525,000	599,694
OPE KAG Finance Sub, Inc. (b) 7.875% 7/31/23	45,000	42,638

		1,306,480

TOTAL CORPORATE DEBT (Cost $93,436,033)		95,963,140

MUNICIPAL OBLIGATIONS — 0.2%
New York State Dormitory Authority 5.000% 3/15/33	340,000	412,121
State of California 5.000% 8/01/33	340,000	414,337

		826,458

TOTAL MUNICIPAL OBLIGATIONS (Cost $782,282)		826,458

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.5%
Commercial MBS — 8.2%
BXHTL Mortgage Trust, Series 2015-JWRZ, 1 mo. LIBOR + 1.230%, FRN (b) 1.755% 5/15/29	$700,000	$700,620
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA, VRN 1.253% 1/10/48	5,850,498	448,394
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class XA, VRN 1.055% 11/10/48	5,356,592	299,926
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class XA, VRN 2.175% 7/10/49	3,777,850	534,018
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4 2.902% 7/10/49	547,000	562,709
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5 3.137% 2/10/48	276,000	289,322
Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class D, VRN (b) 3.520% 9/10/31	534,000	534,751
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class C, VRN 4.200% 6/10/48	700,000	659,383
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class C 4.652% 11/10/48	413,000	420,045
COMM Mortgage Trust, Series 2016-DC2, Class XA, VRN 1.236% 2/10/49	996,534	71,078
COMM Mortgage Trust, Series 2015-CR22, Class D, VRN (b) 4.264% 3/10/48	650,000	527,807
COMM Mortgage Trust, Series 2015-LC23, Class C, VRN 4.801% 10/10/53	470,000	474,453
COMM Mortgage Trust, Series 2016-CR28, Class C, VRN 4.802% 2/10/49	517,000	527,192
Commercial Mortgage Trust, Series 2007-GG9, Class AMFX, 1 mo. LIBOR + 0.165%, FRN (b) 5.475% 3/10/39	650,000	654,561
Commercial Mortgage Trust, Series 2007-GG11, Class AM, VRN 5.867% 12/10/49	650,000	666,435
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A1AM, VRN 6.134% 9/15/39	800,000	810,703

	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class AM, VRN (b) 6.267% 2/15/41	$700,000	$726,208
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XA, VRN 1.105% 4/15/50	9,308,884	540,300
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, VRN 4.738% 11/15/48	427,000	437,384
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, VRN 1.748% 2/10/46	5,666,090	430,875
GS Mortgage Securities Trust, Series 2015-GS1, Class XA, VRN 0.986% 11/10/48	8,210,077	487,504
GS Mortgage Securities Trust, Series 2016-GS3, Class XA, VRN 1.285% 10/10/49	5,665,000	515,654
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, VRN 1.328% 4/10/47	7,763,309	462,553
GS Mortgage Securities Trust, Series 2014-GC26, Class D, VRN (b) 4.661% 11/10/47	267,000	216,132
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class XA, VRN 1.311% 1/15/49	5,417,218	343,852
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class XA, VRN 2.020% 8/15/49	3,876,765	539,706
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class C, 1 mo. LIBOR + 2.250%, FRN (b) 2.774% 1/15/32	700,000	699,428
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN 3.460% 8/15/49	174,000	179,830
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class C, VRN 3.948% 8/15/49	134,000	133,528
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, VRN 5.464% 1/15/49	549,600	537,343
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AM, VRN 6.207% 2/15/51	540,000	552,695

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ, VRN 6.285% 2/12/51	$510,000	$509,679
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class XA, VRN 0.858% 7/15/48	11,168,538	424,725
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class XA, VRN 1.090% 5/15/48	12,368,909	540,916
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class XA, VRN 1.149% 11/15/47	5,198,102	292,077
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class XA, VRN 1.339% 10/15/48	8,931,156	559,220
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class B, VRN 4.456% 7/15/48	610,000	614,159
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class C, VRN 4.772% 12/15/48	527,000	553,412
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class C, VRN 4.819% 11/15/48	100,000	95,222
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class C, VRN 4.905% 3/15/49	466,000	493,973
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AJ 5.484% 2/15/40	1,160,000	1,155,899
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM, VRN 5.493% 2/15/40	700,000	710,224
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AJ, VRN 5.948% 6/12/46	28,434	28,434
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class D (b) 3.060% 10/15/48	650,000	464,710
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class D, VRN (b) 3.237% 12/15/47	504,000	329,951

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4 3.249% 2/15/48	$175,000	$184,814
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class C 4.000% 12/15/47	650,000	609,292
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class C, VRN 4.273% 7/15/50	650,000	637,143
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class C, VRN 4.688% 12/15/47	351,000	338,493
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, VRN 4.912% 5/15/49	475,000	488,541
Morgan Stanley Capital I, Series 2015-UBS8, Class XA, VRN 1.132% 12/15/48	6,660,626	444,995
Morgan Stanley Capital I, Series 2015-XLF2, Class AFSC, 1 mo. LIBOR + 3.000%, FRN (b) 3.524% 8/15/26	478,000	477,283
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	470,000	462,207
Morgan Stanley Capital I Trust, Series 2016-UB11, Class XA, VRN 1.827% 8/15/49	1,618,019	180,736
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA, VRN 2.198% 10/10/48	3,995,564	525,819
THL Credit Wind River CLO Ltd., Series 2012-1A, Class DR, FRN (b) 4.953% 1/15/26	1,000,000	1,000,000
Wachovia Bank Commercial Mortgage Trust Series, Series 2007-C30, Class AM 5.383% 12/15/43	650,000	655,076
Wachovia Bank Commercial Mortgage Trust Series, Series 2007-C30, Class AJ, VRN 5.413% 12/15/43	175,000	175,381
Wachovia Bank Commercial Mortgage Trust Series, Series 2006-C28, Class AJ, VRN 5.632% 10/15/48	1,160,000	1,156,540

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust Series, Series 2007-C32, Class AMFX (b) 5.703% 6/15/49	$415,000	$422,253
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class XA, VRN 0.939% 7/15/58	12,898,206	593,025
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class XA, VRN 1.172% 12/15/48	5,505,777	366,770
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class XA, VRN 1.270% 11/15/48	6,758,011	499,185
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class XA, VRN 1.808% 11/15/49	2,415,000	265,744
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4 3.809% 12/15/48	392,000	432,847
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class D (b) 3.938% 8/15/50	560,000	450,599
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, VRN 4.691% 9/15/58	390,000	407,081
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class C, VRN 4.756% 12/15/48	421,000	441,727
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class C, VRN 4.765% 11/15/48	468,000	490,836
WFRBS Commercial Mortgage Trust IO, Series 2014-C21, Class XA, VRN 1.316% 8/15/47	12,832,799	808,371

		34,271,748

Home Equity ABS — 1.0%
GSAA Home Equity Trust, Series 2007-10, Class A2A 6.500% 11/25/37	5,608,239	4,122,941

	Principal Amount	Value
Other ABS — 7.5%
Adams Mill CLO Ltd., Series 2014-1A, Class A1, 3 mo. USD LIBOR + 1.480%, FRN (b) 2.160% 7/15/26	$500,000	$500,549
ALM XIX LLC, Series 2016-19A, Class B, 3 mo. USD LIBOR + 3.000%, FRN (b) 3.634% 7/15/28	500,000	506,230
ALM XIX LLC, Series 2016-19A, Class C, 3 mo. USD LIBOR + 4.350%, FRN (b) 4.984% 7/15/28	500,000	503,449
Anchorage Capital CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.600%, FRN (b) 2.280% 10/15/26	1,000,000	1,000,513
Apidos Cinco CDO Ltd., Series 2007-CA, Class B, 3 mo. USD LIBOR + .800%, FRN (b) 1.617% 5/14/20	1,000,000	995,509
Atrium V, Series 5A, Class A4, 3 mo. USD LIBOR + .390%, FRN (b) 1.201% 7/20/20	1,000,000	991,451
BlueMountain CLO II Ltd., Series 2006-2A, Class C, 3 mo. USD LIBOR + .800%, FRN (b) 1.642% 7/15/18	1,025,000	1,010,183
BlueMountain CLO Ltd., Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.200%, FRN (b) 2.017% 5/15/25	1,000,000	997,894
BlueMountain CLO Ltd., Series 2015-2A, Class C, 3 mo. USD LIBOR + 2.700%, FRN (b) 3.379% 7/18/27	1,000,000	1,004,533
BlueMountain CLO Ltd., Series 2012-2A, Class C, 3 mo. USD LIBOR + 2.750%, FRN (b) 3.561% 11/20/24	1,000,000	1,006,266
BlueMountain CLO Ltd., Series 2015-3A, Class B, 3 mo. USD LIBOR + 3.100%, FRN (b) 3.796% 10/20/27	1,000,000	1,006,806
BlueMountain CLO Ltd., Series 2015-2A, Class D, 3 mo. USD LIBOR + 3.550%, FRN (b) 4.229% 7/18/27	1,000,000	951,433
BlueMountain CLO Ltd., Series 2015-3A, Class C, 3 mo. USD LIBOR + 3.550%, FRN (b) 4.246% 10/20/27	1,000,000	962,199

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Carlyle High Yield Partners VIII Ltd., Series 2006-8A, Class A2A, 3 mo. USD LIBOR + .240%, FRN (b) 1.051% 5/21/21	$71,842	$71,798
Dryden XXV Senior Loan Fund, Series 2012-25A, Class D, 3 mo. USD LIBOR + 4.000%, FRN (b) 4.680% 1/15/25	833,000	832,986
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class D, 3 mo. USD LIBOR + 3.350%, FRN (b) 4.046% 7/20/27	1,000,000	942,749
LCM XVIII LP, Series 19A, Class D, 3 mo. USD LIBOR + 3.450%, FRN (b) 4.130% 7/15/27	1,000,000	942,113
Limerock CLO I, Series 2007-1A, Class B, 3 mo. LIBOR + .630%, FRN (b) 1.345% 4/24/23	1,000,000	982,034
Madison Park Funding Ltd., Series 2007-6A, Class C, 3 mo. USD LIBOR + 1.000%, FRN (b) 1.721% 7/26/21	1,000,000	978,786
Madison Park Funding XIV Ltd., Series 2014-14A, Class D, 3 mo. USD LIBOR + 3.600%, FRN (b) 4.296% 7/20/26	1,000,000	987,640
Madison Park Funding XVIII Ltd., Series 2015-18A, Class D2, 3 mo. USD LIBOR + 3.950%, FRN (b) 4.647% 10/21/26	1,000,000	1,000,182
MAPS CLO Fund II Ltd., Series 2007-2A, Class B, 3 mo. USD LIBOR + .900%, FRN (b) 1.596% 7/20/22	500,000	482,978
Merrill Lynch Mortgage Investors Trust Series, Series 2006-OPT1, Class A2C, 1 mo. USD LIBOR + ..150%, FRN 0.675% 8/25/37	3,304,435	2,767,589
OneMain Financial Issuance Trust, Series 2015-2A, Class A (b) 2.570% 7/18/25	200,000	200,743
OneMain Financial Issuance Trust, Series 2015-1A, Class A (b) 3.190% 3/18/26	3,000,000	3,030,856
Race Point VIII CLO Ltd., Series 2013-8A, Class B, 3 mo. USD LIBOR + 1.900%, FRN (b) 2.711% 2/20/25	500,000	500,033
Springleaf Funding Trust, Series 2015-AA, Class A (b) 3.160% 11/15/24	3,000,000	3,037,196

	Principal Amount	Value
THL Credit Wind River CLO Ltd., Series 2016-1A, Class C, 3 mo. USD LIBOR + 3.200%, FRN (b) 3.925% 7/15/28	$500,000	$502,953
Venture VI CDO Ltd., Series 2006-1A, Class B, 3 mo. USD LIBOR + .640%, FRN (b) 1.399% 8/03/20	1,000,000	950,110
Venture XVII CLO Ltd., Series 2014-17A, Class B2, 3 mo. USD LIBOR + 2.100%, FRN (b) 2.780% 7/15/26	1,000,000	1,000,229
Westcott Park Clo Ltd., Series 2016-1A, Class D, 3 mo. USD LIBOR + 4.350%, FRN (b) 5.046% 7/20/28	500,000	501,733

		31,149,723

WL Collateral CMO — 11.1%
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A, VRN 3.015% 4/25/37	4,466,303	4,178,986
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 1A5 5.500% 4/25/36	4,319,607	4,038,803
Countrywide Alternative Loan Trust, Series 2006-13T1, Class A11 6.000% 5/25/36	3,219,831	2,642,416
Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A1 6.250% 12/25/36	5,286,389	3,979,372
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-HYB2, Class 3A1, VRN 2.957% 2/25/47	2,969,086	2,419,080
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-14, Class A6 6.000% 9/25/37	2,782,223	2,531,695
CSMC Trust, Series 2015-RPL3, Class A1, STEP (b) 3.750% 12/25/56	5,471,435	5,468,741
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + .170%, FRN 0.701% 12/19/36	2,230,806	1,657,947
IndyMac INDX Mortgage Loan Trust, Series 2007-AR5, Class 2A1, VRN 3.139% 5/25/37	4,690,968	3,836,841
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, VRN 2.836% 7/25/35	1,246,777	1,079,479

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, Series 2006-AR1, Class 2A1, VRN 3.311% 2/25/36	$4,459,843	$3,605,366
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3, VRN (b) 6.500% 10/26/37	1,752,422	1,479,088
RFMSI Series Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + .600%, FRN 6.000% 4/25/37	873,782	871,723
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2, FRN 2.998% 10/25/37	2,696,017	2,341,355
Towd Point Mortgage Trust, Series 2015-2, Class 1A13, VRN (b) 2.500% 11/25/60	4,779,246	4,821,114
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5, STEP 6.350% 5/25/36	1,914,912	1,445,647

		46,397,653

WL Collateral PAC — 0.7%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15 6.000% 8/25/36	3,377,924	3,009,001

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $120,614,171)		118,951,066

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Hungary Government International Bond 4.000% 3/25/19	300,000	314,496
Instituto Costarricense de Electricidad (a) 6.950% 11/10/21	200,000	212,000
Panama Government International Bond 5.200% 1/30/20	700,000	773,500
Poland Government International Bond 5.125% 4/21/21	400,000	452,162
Qatar Government International Bond (a) 2.375% 6/02/21	800,000	806,043
United Mexican States 4.000% 10/02/23	830,000	886,855

		3,445,056

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,416,340)		3,445,056

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 16.4%
Collateralized Mortgage Obligations — 7.1%
Federal Home Loan Mortgage Corp.
Series 4481, Class B 3.000% 12/15/42	$8,836,830	$9,266,824
Series 4483, Class CA 3.000% 6/15/44	8,458,957	8,867,968
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K722, Class X1 1.312% 3/25/23 VRN	6,739,970	470,057
Series K053, Class A2 2.995% 12/25/25	463,000	496,535
Series K050, Class A2 3.334% 8/25/25 VRN	350,000	385,565
Federal National Mortgage Association
Series 2016-M3, Class A2 2.702% 2/25/26	465,000	487,231
Series 2015-9, Class HA 3.000% 1/25/45	1,431,932	1,495,039
Government National Mortgage Association
Series 2015-74, Class LZ 3.500% 5/20/45	3,000,871	3,176,230
Series 2015-92, Class CZ 3.500% 6/20/45	4,774,839	5,051,063

		29,696,512

Pass-Through Securities — 9.3%
Federal Home Loan Mortgage Corp.
Pool #G08658 3.000% 8/01/45	4,595,267	4,778,718
Pool #G08721 3.000% 9/01/46	6,680,804	6,947,514
Pool #G08632 3.500% 3/01/45	4,072,430	4,296,254
Federal National Mortgage Association
Pool #MA2248 3.000% 4/01/45	3,304,524	3,402,111
Pool #AS7661 3.000% 8/01/46	1,974,765	2,033,083
Pool #MA2711 3.000% 8/01/46	6,945,387	7,150,494
Pool #MA2737 3.000% 9/01/46	6,178,666	6,426,779
Pool #AX2501 4.000% 10/01/44	3,488,168	3,749,780

		38,784,733

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $66,185,359)		68,481,245

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 27.5%
U.S. Treasury Bonds & Notes — 27.5%
U.S. Treasury Bond 2.750% 11/15/42	$4,920,000	$5,370,854
U.S. Treasury Bond 3.000% 11/15/44	10,140,000	11,597,825
U.S. Treasury Inflation Index 0.125% 7/15/26	17,630,240	17,822,956
U.S. Treasury Inflation Index 1.000% 2/15/46	4,408,051	4,872,796
U.S. Treasury Note 0.500% 11/30/16	3,880,000	3,881,085
U.S. Treasury Note 0.500% 1/31/17	8,360,000	8,362,846
U.S. Treasury Note 0.750% 10/31/17	14,070,000	14,078,958
U.S. Treasury Note 1.000% 5/15/18	1,340,000	1,345,391
U.S. Treasury Note 1.000% 11/30/19	350,000	350,684
U.S. Treasury Note 1.500% 3/31/23	6,390,000	6,436,876
U.S. Treasury Note 1.750% 3/31/22	5,430,000	5,569,907
U.S. Treasury Note 1.875% 11/30/21	530,000	547,436
U.S. Treasury Note 2.000% 11/30/20	15,190,000	15,745,266
U.S. Treasury Note 2.125% 5/15/25	6,090,000	6,371,846
U.S. Treasury Note 2.250% 3/31/21	11,560,000	12,120,118
U.S. Treasury Note 2.375% 8/15/24	400,000	426,238

		114,901,082

TOTAL U.S. TREASURY OBLIGATIONS (Cost $112,905,825)		114,901,082

TOTAL BONDS & NOTES (Cost $397,340,010)		402,568,047

	Number of Shares	Value
MUTUAL FUNDS — 2.0%
Diversified Financial — 2.0%
DoubleLine Floating Rate Fund	859,180	$8,488,700

TOTAL MUTUAL FUNDS (Cost $8,754,937)		8,488,700

TOTAL LONG-TERM INVESTMENTS (Cost $406,094,947)		411,056,747

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (e)	$6,558,007	6,558,007

Time Deposit — 0.0%
Euro Time Deposit 0.010% 10/03/16	10,476	10,476

TOTAL SHORT-TERM INVESTMENTS (Cost $6,568,483)		6,568,483

TOTAL INVESTMENTS — 100.0% (Cost $412,663,430) (f)		417,625,230

Other Assets/(Liabilities) — (0.0)%		(48,694)

NET ASSETS — 100.0%		$417,576,536

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2016, these securities amounted to a value of $26,122,178 or 6.26% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities amounted to a value of $60,521,399 or 14.49% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2016, these securities amounted to a value of $10,800 or 0.00% of net assets.
(e)	Maturity value of $6,558,013. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $6,689,944.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Basic Materials — 2.6%
Chemicals — 1.4%
E.I. du Pont de Nemours & Co.	70,053	$4,691,450
Eastman Chemical Co.	89,030	6,025,550

		10,717,000

Mining — 1.2%
Goldcorp, Inc.	264,350	4,367,062
Vulcan Materials Co.	42,780	4,865,369

		9,232,431

		19,949,431

Communications — 8.1%
Advertising — 0.7%
Nielsen Holdings PLC	100,270	5,371,464

Internet — 1.6%
Alphabet, Inc. Class A (a)	6,030	4,848,482
Liberty Interactive Corp. QVC Group (a)	174,568	3,493,105
Symantec Corp.	165,131	4,144,788

		12,486,375

Media — 3.1%
CBS Corp. Class B (Non-Voting)	41,450	2,268,973
Comcast Corp. Class A	206,483	13,698,082
DISH Network Corp. Class A (a)	53,870	2,950,999
Liberty Global PLC Series A (a)	80,050	2,736,109
The Walt Disney Co.	21,720	2,016,919

		23,671,082

Telecommunications — 2.7%
Cisco Systems, Inc.	191,669	6,079,741
T-Mobile US, Inc. (a)	138,390	6,465,581
Verizon Communications, Inc.	98,564	5,123,357
Vodafone Group PLC Sponsored ADR (United Kingdom) (b)	119,576	3,485,640

		21,154,319

		62,683,240

Consumer, Cyclical — 7.0%
Airlines — 0.5%
Delta Air Lines, Inc.	94,240	3,709,286

Apparel — 0.5%
Ralph Lauren Corp.	39,075	3,952,046

Home Builders — 0.1%
Lennar Corp. Class A	15,320	648,649

Home Furnishing — 0.5%
Whirlpool Corp.	27,150	4,402,644

Housewares — 0.5%
Newell Brands, Inc.	80,990	4,264,933

	Number of Shares	Value
Leisure Time — 0.8%
Carnival Corp.	56,660	$2,766,141
Harley-Davidson, Inc.	61,195	3,218,245

		5,984,386

Retail — 4.1%
Advance Auto Parts, Inc.	20,110	2,998,803
CVS Health Corp.	61,037	5,431,683
Dollar General Corp.	37,322	2,612,167
Wal-Mart Stores, Inc.	170,110	12,268,333
Walgreens Boots Alliance, Inc.	101,530	8,185,349

		31,496,335

		54,458,279

Consumer, Non-cyclical — 18.8%
Agriculture — 0.7%
Philip Morris International, Inc.	54,082	5,257,852

Beverages — 1.2%
The Coca-Cola Co.	95,240	4,030,556
PepsiCo, Inc.	47,079	5,120,783

		9,151,339

Biotechnology — 1.3%
Amgen, Inc.	36,350	6,063,543
Gilead Sciences, Inc.	48,340	3,824,661

		9,888,204

Cosmetics & Personal Care — 1.3%
The Procter & Gamble Co.	114,800	10,303,300

Foods — 0.6%
Mondelez International, Inc. Class A	116,732	5,124,535

Health Care – Products — 2.0%
Medtronic PLC	77,303	6,678,979
Zimmer Biomet Holdings, Inc.	68,600	8,919,372

		15,598,351

Health Care – Services — 3.7%
Aetna, Inc.	20,265	2,339,594
Humana, Inc.	13,640	2,412,780
Thermo Fisher Scientific, Inc.	33,480	5,325,329
UnitedHealth Group, Inc.	130,922	18,329,080

		28,406,783

Pharmaceuticals — 8.0%
AbbVie, Inc.	52,425	3,306,445
Allergan PLC (a)	21,632	4,982,066
Cardinal Health, Inc.	63,770	4,954,929
Eli Lilly & Co.	124,773	10,014,281
Merck & Co., Inc.	105,119	6,560,477
Pfizer, Inc.	559,694	18,956,836
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	286,549	13,184,119

		61,959,153

		145,689,517

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 10.2%
Oil & Gas — 7.6%
Apache Corp.	89,333	$5,705,699
Chevron Corp.	101,931	10,490,738
Concho Resources, Inc. (a)	37,381	5,134,280
ConocoPhillips	82,684	3,594,273
Hess Corp.	201,751	10,817,889
Newfield Exploration Co. (a)	57,297	2,490,128
Phillips 66	39,952	3,218,134
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	85,325	4,272,223
Suncor Energy, Inc.	358,080	9,947,462
Valero Energy Corp.	56,609	3,000,277

		58,671,103

Oil & Gas Services — 1.9%
Halliburton Co.	139,652	6,267,582
National Oilwell Varco, Inc.	98,305	3,611,725
Schlumberger Ltd.	56,050	4,407,772

		14,287,079

Pipelines — 0.7%
Enbridge, Inc.	128,659	5,690,588

		78,648,770

Financial — 24.4%
Banks — 5.9%
Bank of America Corp.	1,659,196	25,966,417
Fifth Third Bancorp	164,964	3,375,163
The PNC Financial Services Group, Inc.	64,467	5,807,832
State Street Corp.	46,796	3,258,406
Wells Fargo & Co.	169,309	7,497,003

		45,904,821

Diversified Financial — 10.4%
Ally Financial, Inc.	784,830	15,280,640
American Express Co.	48,031	3,075,905
Ameriprise Financial, Inc.	42,670	4,257,186
Citigroup, Inc.	175,086	8,269,312
Discover Financial Services	103,135	5,832,284
FNF Group	137,979	5,092,805
JP Morgan Chase & Co.	425,605	28,341,037
Nasdaq, Inc.	67,800	4,579,212
Synchrony Financial	214,230	5,998,440

		80,726,821

Insurance — 5.8%
American International Group, Inc.	338,794	20,104,036
Aon PLC	58,510	6,581,790
MetLife, Inc.	202,094	8,979,037
The Travelers Cos., Inc.	42,709	4,892,316
Unum Group	112,772	3,981,979

		44,539,158

	Number of Shares	Value
Real Estate — 0.3%
CBRE Group, Inc. Class A (a)	92,756	$2,595,313

Real Estate Investment Trusts (REITS) — 2.0%
Crown Castle International Corp.	22,160	2,087,693
Digital Realty Trust, Inc.	22,590	2,193,941
HCP, Inc.	115,910	4,398,784
Outfront Media, Inc.	71,981	1,702,351
Weyerhaeuser Co.	146,585	4,681,925

		15,064,694

		188,830,807

Industrial — 13.8%
Aerospace & Defense — 2.8%
Harris Corp.	43,312	3,967,812
Lockheed Martin Corp.	22,771	5,458,664
Northrop Grumman Corp.	26,329	5,633,090
United Technologies Corp.	66,001	6,705,702

		21,765,268

Electronics — 1.9%
Johnson Controls International PLC	199,202	9,268,869
TE Connectivity Ltd.	85,530	5,506,421

		14,775,290

Environmental Controls — 0.3%
Waste Management, Inc.	38,550	2,457,948

Machinery – Construction & Mining — 1.0%
Caterpillar, Inc.	37,180	3,300,469
Ingersoll-Rand PLC	58,942	4,004,519

		7,304,988

Manufacturing — 5.1%
Danaher Corp.	70,028	5,489,495
Eaton Corp. PLC	223,996	14,718,777
Honeywell International, Inc.	40,239	4,691,465
Parker Hannifin Corp.	45,383	5,696,928
Pentair PLC	138,530	8,899,167

		39,495,832

Packaging & Containers — 1.0%
Sealed Air Corp.	103,677	4,750,480
WestRock Co.	59,160	2,868,077

		7,618,557

Transportation — 1.7%
FedEx Corp.	18,950	3,310,186
Norfolk Southern Corp.	52,985	5,142,724
XPO Logistics, Inc. (a) (b)	126,080	4,623,354

		13,076,264

		106,494,147

Technology — 9.8%
Computers — 3.1%
Apple, Inc.	115,980	13,111,539
Synopsys, Inc. (a)	101,560	6,027,586

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Western Digital Corp.	86,580	$5,062,333

		24,201,458

Semiconductors — 3.4%
Broadcom Ltd.	59,432	10,253,209
Micron Technology, Inc. (a)	75,126	1,335,740
NXP Semiconductor NV (a)	41,870	4,271,159
QUALCOMM, Inc.	78,505	5,377,592
Texas Instruments, Inc.	71,520	5,019,274

		26,256,974

Software — 3.3%
First Data Corp. Class A (a)	339,870	4,472,689
Leidos Holdings, Inc.	16,385	709,143
Microsoft Corp.	272,857	15,716,563
Oracle Corp.	110,333	4,333,880

		25,232,275

		75,690,707

Utilities — 3.4%
Electric — 3.4%
Calpine Corp. (a)	189,618	2,396,772
Edison International	173,280	12,519,480
NextEra Energy, Inc.	54,126	6,620,692
PG&E Corp.	73,042	4,467,979

		26,004,923

TOTAL COMMON STOCK (Cost $610,966,325)		758,449,821

TOTAL EQUITIES (Cost $610,966,325)		758,449,821

MUTUAL FUNDS — 1.1%
Diversified Financial — 1.1%
State Street Navigator Securities Lending Prime Portfolio (c)	8,202,480	8,202,480

TOTAL MUTUAL FUNDS (Cost $8,202,480)		8,202,480

TOTAL LONG-TERM INVESTMENTS (Cost $619,168,805)		766,652,301

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (d)	$14,164,049	$14,164,049

TOTAL SHORT-TERM INVESTMENTS (Cost $14,164,049)		14,164,049

TOTAL INVESTMENTS — 101.0% (Cost $633,332,854) (e)		780,816,350

Other Assets/(Liabilities) — (1.0)%		(7,593,136)

NET ASSETS — 100.0%		$773,223,214

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2016, was $8,027,853 or 1.04% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $14,164,061. Collateralized by U.S. Government Agency obligations with rates ranging from 1.500% – 3.125%, maturity dates ranging from 11/30/19 – 5/15/21, and an aggregate market value, including accrued interest, of $14,451,409.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Basic Materials — 5.1%
Chemicals — 1.2%
Eastman Chemical Co.	300	$20,304
Ingevity Corp. (a)	4,900	225,890
Praxair, Inc.	200	24,166

		270,360

Foods — 0.8%
BHP Billiton Ltd. Sponsored ADR (Australia)	5,000	173,250

Iron & Steel — 3.1%
ArcelorMittal (a)	46,900	283,276
Nucor Corp.	4,800	237,360
Reliance Steel & Aluminum Co.	2,100	151,263

		671,899

		1,115,509

Communications — 13.4%
Internet — 8.9%
Alphabet, Inc. Class A (a)	280	225,137
Alphabet, Inc. Class C (a)	50	38,864
Amazon.com, Inc. (a)	1,590	1,331,323
Facebook, Inc. Class A (a)	1,000	128,270
VeriSign, Inc. (a)	2,900	226,896

		1,950,490

Media — 0.9%
News Corp. Class A	2,400	33,552
Scripps Networks Interactive Class A	2,600	165,074

		198,626

Telecommunications — 3.6%
AT&T, Inc.	5,000	203,050
Cisco Systems, Inc.	6,000	190,320
Corning, Inc.	13,600	321,640
Sprint Corp. (a)	9,300	61,659

		776,669

		2,925,785

Consumer, Cyclical — 6.8%
Automotive & Parts — 2.7%
The Goodyear Tire & Rubber Co.	4,800	155,040
Lear Corp.	3,500	424,270

		579,310

Entertainment — 0.4%
Six Flags Entertainment Corp.	1,700	91,137

Home Builders — 0.7%
Thor Industries, Inc.	1,900	160,930

Home Furnishing — 0.6%
Sony Corp. Sponsored ADR (Japan)	3,600	119,556

	Number of Shares	Value
Retail — 2.4%
Darden Restaurants, Inc.	1,600	$98,112
The Home Depot, Inc.	2,000	257,360
Target Corp.	2,500	171,700

		527,172

		1,478,105

Consumer, Non-cyclical — 17.6%
Biotechnology — 3.0%
Amgen, Inc.	1,040	173,482
Biogen, Inc. (a)	680	212,860
Gilead Sciences, Inc.	3,330	263,470

		649,812

Commercial Services — 8.8%
Global Payments, Inc.	5,400	414,504
McKesson Corp.	1,110	185,092
Quanta Services, Inc. (a)	5,400	151,146
ServiceMaster Global Holdings, Inc. (a)	2,200	74,096
Total System Services, Inc.	1,500	70,725
United Rentals, Inc. (a)	3,000	235,470
Vantiv, Inc. Class A (a)	7,100	399,517
Visa, Inc. Class A	2,600	215,020
The Western Union Co.	8,500	176,970

		1,922,540

Foods — 1.4%
Hormel Foods Corp.	3,200	121,376
Tyson Foods, Inc. Class A	2,600	194,142

		315,518

Health Care – Products — 2.6%
Johnson & Johnson	2,420	285,875
Varian Medical Systems, Inc. (a)	2,800	278,684

		564,559

Health Care – Services — 0.9%
Aetna, Inc.	1,730	199,729

Pharmaceuticals — 0.9%
AbbVie, Inc.	1,600	100,912
Merck & Co., Inc.	300	18,723
Pfizer, Inc.	800	27,096
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	1,100	50,611

		197,342

		3,849,500

Energy — 9.2%
Oil & Gas — 9.2%
Apache Corp.	400	25,548
Chevron Corp.	200	20,584
Encana Corp.	48,800	510,936
Exxon Mobil Corp.	3,900	340,392

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Helmerich & Payne, Inc.	4,600	$309,580
Marathon Petroleum Corp.	2,600	105,534
Murphy Oil Corp.	4,300	130,720
Southwestern Energy Co. (a)	23,700	328,008
Tesoro Corp.	2,900	230,724

		2,002,026

Financial — 15.8%
Banks — 7.9%
Bank of America Corp.	7,000	109,550
Bank of Montreal	1,900	124,583
Fifth Third Bancorp	8,400	171,864
Huntington Bancshares, Inc.	23,600	232,696
KeyCorp	13,000	158,210
PacWest Bancorp	5,400	231,714
The PNC Financial Services Group, Inc.	2,600	234,234
State Street Corp.	3,100	215,853
SunTrust Banks, Inc.	2,600	113,880
Wells Fargo & Co.	500	22,140
Zions Bancorp	4,000	124,080

		1,738,804

Diversified Financial — 4.8%
Citigroup, Inc.	8,100	382,563
The Goldman Sachs Group, Inc.	1,200	193,524
JP Morgan Chase & Co.	5,600	372,904
Legg Mason, Inc.	2,900	97,092

		1,046,083

Insurance — 3.0%
Aflac, Inc.	1,800	129,366
Berkshire Hathaway, Inc. Class B (a)	300	43,341
Lincoln National Corp.	7,300	342,954
Torchmark Corp.	700	44,723
The Travelers Cos., Inc.	770	88,204

		648,588

Real Estate Investment Trusts (REITS) — 0.1%
Simon Property Group, Inc.	100	20,701

		3,454,176

Industrial — 15.6%
Aerospace & Defense — 3.8%
The Boeing Co.	1,600	210,784
Lockheed Martin Corp.	2,560	613,683

		824,467

Building Materials — 0.7%
USG Corp. (a)	6,000	155,100

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc.	1,070	53,457

Electronics — 1.1%
Waters Corp. (a)	1,520	240,905

	Number of Shares	Value
Engineering & Construction — 1.1%
Fluor Corp.	4,600	$236,072

Machinery – Construction & Mining — 2.2%
Caterpillar, Inc.	5,400	479,358

Machinery – Diversified — 0.5%
BWX Technologies, Inc.	2,800	107,436

Manufacturing — 3.5%
3M Co.	1,900	334,837
Carlisle Cos., Inc.	1,400	143,598
Illinois Tool Works, Inc.	2,500	299,600

		778,035

Miscellaneous – Manufacturing — 0.4%
A.O. Smith Corp.	900	88,911

Packaging & Containers — 1.3%
Packaging Corporation of America	3,400	276,284

Shipbuilding — 0.7%
Huntington Ingalls Industries, Inc.	1,000	153,420

Transportation — 0.1%
Union Pacific Corp.	200	19,506

		3,412,951

Technology — 12.6%
Computers — 3.8%
Amdocs Ltd.	700	40,495
Apple, Inc.	1,210	136,790
Cadence Design Systems, Inc. (a)	11,300	288,489
NetApp, Inc.	10,300	368,946

		834,720

Internet — 0.5%
Check Point Software Technologies Ltd. (a)	1,400	108,654

Semiconductors — 5.9%
Applied Materials, Inc.	13,600	410,040
ASML Holding NV	810	88,760
Broadcom Ltd.	500	86,260
Lam Research Corp.	2,900	274,659
NVIDIA Corp.	2,700	185,004
NXP Semiconductor NV (a)	590	60,186
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	1,200	36,708
Texas Instruments, Inc.	1,900	133,342

		1,274,959

Software — 2.4%
Electronic Arts, Inc. (a)	3,800	324,520
Fidelity National Information Services, Inc.	1,000	77,030
Microsoft Corp.	900	51,840
Nuance Communications, Inc. (a)	4,500	65,250

		518,640

		2,736,973

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 2.1%
Electric — 1.2%
Entergy Corp.	2,800	$214,844
The Southern Co.	900	46,170

		261,014

Gas — 0.9%
NiSource, Inc.	8,000	192,880

		453,894

TOTAL COMMON STOCK (Cost $19,014,189)		21,428,919

TOTAL EQUITIES (Cost $19,014,189)		21,428,919

TOTAL LONG-TERM INVESTMENTS (Cost $19,014,189)		21,428,919

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (b)	$419,358	419,358

TOTAL SHORT-TERM INVESTMENTS (Cost $419,358)		419,358

TOTAL INVESTMENTS — 100.1% (Cost $19,433,547) (c)		21,848,277

Other Assets/(Liabilities) — (0.1)%		(24,044)

NET ASSETS — 100.0%		$21,824,233

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $419,359. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $428,519.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.0%

BANK LOANS — 4.3%
Oil & Gas — 3.3%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan 8.750% 4/15/20	$3,139,220	$2,040,493
Fieldwood Energy LLC, 1st Lien Last Out Term Loan 8.375% 9/30/20	1,687,384	1,172,732
Fieldwood Energy LLC, 2nd Lien Term Loan 8.375% 9/30/20	2,013,087	781,742
Fieldwood Energy LLC, New 1st Lien Term Loan 8.000% 8/31/20	1,274,554	1,056,287

		5,051,254

Pharmaceuticals — 1.0%
Synarc-Biocore Holdings LLC, 2nd Lien Term Loan 9.250% 3/10/22	1,468,985	1,454,295

TOTAL BANK LOANS (Cost $7,380,353)		6,505,549

CORPORATE DEBT — 93.7%
Agriculture — 1.0%
Pinnacle Operating Corp. (a) 9.000% 11/15/20	2,204,000	1,531,780

Airlines — 1.0%
American Airlines Group, Inc. (a) 5.500% 10/01/19	1,391,000	1,448,378

Apparel — 1.4%
Hanesbrands, Inc. (a) 4.625% 5/15/24	266,000	272,983
Hanesbrands, Inc. (a) 4.875% 5/15/26	1,026,000	1,049,085
Perry Ellis International, Inc. 7.875% 4/01/19	730,000	738,212

		2,060,280

Auto Manufacturers — 1.9%
Allied Specialty Vehicles, Inc. (a) 8.500% 11/01/19	2,808,000	2,899,260

Automotive & Parts — 3.9%
Accuride Corp. 9.500% 8/01/18	1,545,000	1,545,000
Allison Transmission, Inc. (a) 5.000% 10/01/24	294,000	301,350
Deck Chassis Acquisition, Inc. (a) 10.000% 6/15/23	1,863,000	1,956,150

	Principal Amount	Value
International Automotive Components Group SA (a) 9.125% 6/01/18	$2,100,000	$2,055,375

		5,857,875

Building Materials — 1.1%
Boise Cascade Co. (a) 5.625% 9/01/24	260,000	263,900
Griffon Corp. 5.250% 3/01/22	1,400,000	1,405,250

		1,669,150

Chemicals — 2.2%
A Schulman, Inc. (a) 6.875% 6/01/23	1,112,000	1,123,120
Platform Specialty Products Corp. (a) 6.500% 2/01/22	423,000	411,368
Platform Specialty Products Corp. (a) 10.375% 5/01/21	1,059,000	1,141,072
Versum Materials, Inc. (a) 5.500% 9/30/24	678,000	696,645

		3,372,205

Coal — 0.6%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/01/20	1,000,000	935,000

Commercial Services — 5.1%
AMN Healthcare, Inc. (a) (b) 5.125% 10/01/24	387,000	390,870
Mustang Merger Corp. (a) 8.500% 8/15/21	4,355,000	4,632,631
Prime Security Services Borrower LLC/Prime Finance, Inc. (a) 9.250% 5/15/23	1,121,000	1,221,890
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary 7.875% 6/01/21	1,385,000	1,398,850

		7,644,241

Computers — 1.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 7.125% 6/15/24	569,000	625,814
Western Digital Corp. (a) 10.500% 4/01/24	1,112,000	1,289,920

		1,915,734

Diversified Financial — 3.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 7/01/22	569,000	598,161

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Aircastle Ltd. 5.000% 4/01/23	$113,000	$118,368
Aircastle Ltd. 5.500% 2/15/22	113,000	121,758
Ally Financial, Inc. 8.000% 11/01/31	1,230,000	1,515,975
Double Eagle Acquisition Sub, Inc. (a) (b) 7.500% 10/01/24	267,000	271,672
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/01/22	1,500,000	1,440,000
National Financial Partners Corp. (a) 9.000% 7/15/21	657,000	674,985

		4,740,919

Electric — 0.5%
NRG Energy, Inc. (a) 6.625% 1/15/27	702,000	687,960

Engineering & Construction — 0.7%
Zachry Holdings, Inc. (a) 7.500% 2/01/20	1,090,000	1,084,550

Entertainment — 0.7%
WMG Acquisition Corp. (a) 5.000% 8/01/23	262,000	265,930
WMG Acquisition Corp. (a) 6.750% 4/15/22	700,000	740,250

		1,006,180

Foods — 0.9%
Post Holdings, Inc. (a) 7.750% 3/15/24	741,000	829,920
Post Holdings, Inc. (a) 8.000% 7/15/25	485,000	555,022

		1,384,942

Forest Products & Paper — 0.9%
Appvion, Inc. (a) 9.000% 6/01/20	2,157,000	1,391,265

Gas — 0.4%
LBC Tank Terminals Holding Netherlands BV (a) 6.875% 5/15/23	646,000	642,770

Hand & Machine Tools — 0.4%
Apex Tool Group LLC (a) 7.000% 2/01/21	562,000	537,413

Health Care – Products — 3.6%
Alere, Inc. (a) 6.375% 7/01/23	1,157,000	1,180,140
Alere, Inc. 6.500% 6/15/20	1,485,000	1,485,000
Halyard Health, Inc. 6.250% 10/15/22	1,300,000	1,329,250

	Principal Amount	Value
Kinetic Concepts, Inc./KCI USA, Inc. (a) 9.625% 10/01/21	$1,500,000	$1,500,000

		5,494,390

Health Care – Services — 2.0%
HCA, Inc. 5.375% 2/01/25	645,000	665,963
HCA, Inc. 5.875% 2/15/26	1,138,000	1,213,392
RegionalCare Hospital Partners Holdings, Inc. (a) 8.250% 5/01/23	176,000	181,720
Tenet Healthcare Corp. 8.125% 4/01/22	1,040,000	1,040,000

		3,101,075

Holding Company – Diversified — 0.7%
Carlson Travel Holdings, Inc. (a) 7.500% 8/15/19	1,025,000	1,014,750

Home Builders — 2.5%
Brookfield Residential Properties, Inc. (a) 6.375% 5/15/25	491,000	490,386
Lennar Corp. 4.750% 5/30/25	1,101,000	1,117,515
William Lyon Homes, Inc. 7.000% 8/15/22	684,000	704,520
William Lyon Homes, Inc. 8.500% 11/15/20	1,351,000	1,411,795

		3,724,216

Insurance — 0.7%
CNO Financial Group, Inc. 4.500% 5/30/20	187,000	191,441
Onex York Acquisition Corp. (a) 8.500% 10/01/22	1,212,000	942,330

		1,133,771

Iron & Steel — 0.7%
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (a) 6.500% 5/15/21	971,000	1,026,833

Leisure Time — 3.3%
Brunswick Corp. (a) 4.625% 5/15/21	495,000	508,613
Brunswick Corp. 7.375% 9/01/23	285,000	323,475
Brunswick Corp. 7.125% 8/01/27	2,245,000	2,643,487
Carlson Wagonlit BV (a) 6.875% 6/15/19	1,409,000	1,458,315

		4,933,890

Lodging — 0.7%
Interval Acquisition Corp. 5.625% 4/15/23	1,063,000	1,097,548

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Diversified — 0.4%
Manitowoc Foodservice, Inc. 9.500% 2/15/24	$508,000	$581,660

Manufacturing — 4.1%
Amsted Industries, Inc. (a) 5.375% 9/15/24	850,000	845,750
CTP Transportation Products LLC/CTP Finance, Inc. (a) 8.250% 12/15/19	825,000	645,563
EnPro Industries, Inc. 5.875% 9/15/22	1,271,000	1,309,130
JB Poindexter & Co., Inc. (a) 9.000% 4/01/22	2,990,000	3,165,662
LSB Industries, Inc. STEP 8.500% 8/01/19	289,000	290,445

		6,256,550

Media — 8.4%
Altice Financing SA (a) 7.500% 5/15/26	741,000	771,566
CCO Holdings LLC/CCO Holdings Capital Corp (a) 5.875% 4/01/24	1,500,000	1,600,350
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	838,000	890,375
DISH DBS Corp. (a) 7.750% 7/01/26	987,000	1,048,688
Entercom Radio LLC 10.500% 12/01/19	1,000,000	1,041,250
MHGE Parent LLC/MHGE Parent Finance, Inc. (a) 8.500% 8/01/19	1,500,000	1,515,000
Midcontinent Communications & Midcontinent Finance Corp. (a) 6.875% 8/15/23	864,000	920,160
RCN Telecom Services LLC/RCN Capital Corp. (a) 8.500% 8/15/20	1,584,000	1,688,940
SFR Group SA (a) 6.000% 5/15/22	475,000	484,500
SFR Group SA (a) 6.250% 5/15/24	260,000	258,298
SFR Group SA (a) 7.375% 5/01/26	895,000	914,860
Sirius XM Radio, Inc. (a) 5.375% 4/15/25	1,457,000	1,504,352

		12,638,339

Metal Fabricate & Hardware — 0.1%
Novelis Corp. (a) 6.250% 8/15/24	178,000	188,903

	Principal Amount	Value
Mining — 2.6%
Alcoa Nederland Holding BV (a) 6.750% 9/30/24	$357,000	$370,834
Alcoa Nederland Holding BV (a) 7.000% 9/30/26	261,000	269,809
Freeport-McMoRan, Inc. 3.550% 3/01/22	1,478,000	1,344,980
Hecla Mining Co. 6.875% 5/01/21	1,271,000	1,275,766
Teck Resources Ltd. (a) 8.000% 6/01/21	274,000	297,975
Teck Resources Ltd. (a) 8.500% 6/01/24	342,000	391,590

		3,950,954

Oil & Gas — 8.2%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 7.750% 4/15/23	1,500,000	1,200,000
Citgo Holding, Inc. (a) 10.750% 2/15/20	1,327,000	1,330,317
Continental Resources, Inc. 5.000% 9/15/22	601,000	599,497
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/01/20	1,129,000	798,767
Hilcorp Energy I LP/Hilcorp Finance Co. (a) 5.000% 12/01/24	750,000	718,125
Jupiter Resources, Inc. (a) 8.500% 10/01/22	2,310,000	1,940,400
Kosmos Energy Ltd. (a) 7.875% 8/01/21	1,823,000	1,768,310
Newfield Exploration Co. 5.375% 1/01/26	473,000	474,183
PBF Holding Co. LLC/PBF Finance Corp. (a) 7.000% 11/15/23	47,000	44,298
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.500% 8/15/22	641,000	610,552
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 7.500% 7/01/21	640,000	662,400
Sunoco LP/Sunoco Finance Corp. (a) 5.500% 8/01/20	454,000	461,378
Sunoco LP/Sunoco Finance Corp. (a) 6.250% 4/15/21	853,000	878,590
Tullow Oil PLC (a) 6.250% 4/15/22	1,045,000	935,275

		12,422,092

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 1.5%
Coveris Holdings SA (a) 7.875% 11/01/19	$2,217,000	$2,266,882

Pharmaceuticals — 2.0%
Capsugel SA (a) 7.000% 5/15/19	317,000	317,793
Valeant Pharmaceuticals International, Inc. (a) 6.125% 4/15/25	3,070,000	2,644,037

		2,961,830

Pipelines — 2.5%
Energy Transfer Equity LP 5.500% 6/01/27	700,000	696,500
Energy Transfer Equity LP 5.875% 1/15/24	939,000	974,213
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	1,171,000	1,162,217
Genesis Energy LP/Genesis Energy Finance Corp. 6.750% 8/01/22	270,000	278,203
Sabine Pass Liquefaction LLC (a) 5.000% 3/15/27	189,000	193,725
Sabine Pass Liquefaction LLC (a) 5.875% 6/30/26	462,000	502,136

		3,806,994

Real Estate Investment Trusts (REITS) — 1.0%
Corrections Corp. of America 5.000% 10/15/22	803,000	726,715
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	789,000	800,835

		1,527,550

Retail — 3.3%
Brinker International, Inc. (a) 5.000% 10/01/24	363,000	368,032
Carrols Restaurant Group, Inc. 8.000% 5/01/22	749,000	809,856
Dollar Tree, Inc. 5.750% 3/01/23	2,375,000	2,556,094
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625% 6/15/20	742,000	729,015
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a) 5.000% 6/01/24	194,000	202,730
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a) 5.250% 6/01/26	328,000	346,860

		5,012,587

	Principal Amount	Value
Savings & Loans — 1.3%
Consolidated Energy Finance SA (a) 6.750% 10/15/19	$1,935,000	$1,910,812

Semiconductors — 0.9%
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	528,000	565,620
NXP BV/NXP Funding LLC (a) 4.625% 6/01/23	746,000	815,938

		1,381,558

Software — 1.3%
Infor Software Parent LLC/Infor Software Parent, Inc. (a) 7.125% 5/01/21	1,767,000	1,713,990
JDA Escrow LLC/JDA Bond Finance, Inc. (a) (b) 7.375% 10/15/24	191,000	196,252

		1,910,242

Telecommunications — 9.8%
Altice Financing SA (a) 6.500% 1/15/22	875,000	923,125
Altice Finco SA (a) 8.125% 1/15/24	615,000	636,525
Altice SA (a) 7.750% 5/15/22	1,210,000	1,291,675
CPI International, Inc. STEP 8.750% 2/15/18	1,979,000	2,023,527
Digicel Ltd. (a) 6.000% 4/15/21	1,025,000	905,485
GCI, Inc. 6.875% 4/15/25	1,550,000	1,588,750
Hughes Satellite Systems Corp. (a) 5.250% 8/01/26	805,000	794,938
Hughes Satellite Systems Corp. (a) 6.625% 8/01/26	478,000	461,270
Level 3 Financing, Inc. (a) 5.250% 3/15/26	1,137,000	1,173,952
Sprint Corp. 7.250% 9/15/21	745,000	747,794
Sprint Corp. 7.875% 9/15/23	1,790,000	1,801,187
T-Mobile USA, Inc. 6.000% 4/15/24	453,000	484,710
T-Mobile USA, Inc. 6.500% 1/15/26	679,000	751,144
West Corp. (a) 5.375% 7/15/22	1,270,000	1,244,600

		14,828,682

Transportation — 5.0%
Hornbeck Offshore Services, Inc. 5.000% 3/01/21	1,250,000	731,250

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
OPE KAG Finance Sub, Inc. (a) 7.875% 7/31/23	$3,200,000	$3,032,000
Topaz Marine SA (a) 8.625% 11/01/18	1,509,000	1,459,595
Watco Cos. LLC/Watco Finance Corp. (a) 6.375% 4/01/23	1,531,000	1,546,310
XPO Logistics, Inc. (a) 6.500% 6/15/22	750,000	781,875

		7,551,030

TOTAL CORPORATE DEBT (Cost $139,188,671)		141,533,040

TOTAL BONDS & NOTES (Cost $146,569,024)		148,038,589

TOTAL LONG-TERM INVESTMENTS (Cost $146,569,024)		148,038,589

SHORT-TERM INVESTMENTS — 2.4%
Commercial Paper — 1.0%
HP, Inc. (a) 0.820% 10/11/16	1,500,000	1,499,826

Time Deposit — 1.4%
Euro Time Deposit 0.010% 10/03/16	2,088,802	2,088,802

TOTAL SHORT-TERM INVESTMENTS (Cost $3,588,460)		3,588,628

TOTAL INVESTMENTS — 100.4% (Cost $150,157,484) (c)		151,627,217

Other Assets/(Liabilities) — (0.4)%		(553,856)

NET ASSETS — 100.0%		$151,073,361

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

STEP	Step Up Bond
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities amounted to a value of $92,051,891 or 60.93% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 141.9%

CORPORATE DEBT — 3.5%
Auto Manufacturers — 0.7%
General Motors Financial Co., Inc. 3 mo. USD LIBOR + 2.060%, FRN 2.740% 1/15/19	$1,720,000	$1,742,516
Nissan Motor Acceptance Corp. 3 mo. USD LIBOR + .550%, FRN (a) 1.385% 3/03/17	1,400,000	1,402,668

		3,145,184

Banks — 0.2%
The Huntington National Bank 3 mo. USD LIBOR + .425%, FRN 1.140% 4/24/17	935,000	934,436

Computers — 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 3.480% 6/01/19	1,100,000	1,131,317
Hewlett-Packard Co. 3 mo. USD LIBOR + 1.930%, FRN (a) 2.583% 10/05/18	1,700,000	1,728,587

		2,859,904

Diversified Financial — 1.2%
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .625%, FRN 1.460% 6/04/17	1,875,000	1,877,738
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .800%, FRN 1.650% 12/15/17	1,750,000	1,755,348
Ally Financial, Inc. 3.600% 5/21/18	1,705,000	1,730,575

		5,363,661

Holding Company – Diversified — 0.3%
MUFG Americas Holdings Corp. 3 mo. USD LIBOR + .570%, FRN 1.362% 2/09/18	1,130,000	1,126,125

Pharmaceuticals — 0.4%
Actavis Funding SCS 3 mo. USD LIBOR + 1.080%, FRN 1.925% 3/12/18	1,750,000	1,763,809

TOTAL CORPORATE DEBT (Cost $15,055,125)		15,193,119

MUNICIPAL OBLIGATIONS — 0.1%
Access to Loans for Learning Student Loan Corp., Series 2004-IV, Class Note FRN 0.915% 4/25/24	180,320	180,281

	Principal Amount	Value
Louisiana State Public Facilities Authority, Series 2011-A, Class A2 FRN 1.538% 4/26/27	$226,283	$224,907

		405,188

TOTAL MUNICIPAL OBLIGATIONS (Cost $403,448)		405,188

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.4%
Auto Floor Plan ABS — 1.1%
Ally Master Owner Trust, Series 2015-2, Class A1, 1 mo. LIBOR + .570%, FRN 1.094% 1/15/21	1,200,000	1,200,274
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A, 1 mo. LIBOR + 1.350%, FRN (a) 1.000% 9/27/21	780,000	784,908
Navistar Financial Dealer Note Master Trust, Series 2014-1, Class A, 1 mo. LIBOR + .750%, FRN (a) 1.274% 10/25/19	2,700,000	2,700,674
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 2.032% 10/20/20	330,000	330,000

		5,015,856

Automobile ABS — 15.2%
American Credit Acceptance Receivables Trust, Series 2015-2, Class A (a) 1.570% 6/12/19	297,459	296,897
American Credit Acceptance Receivables Trust, Series 2016-3, Class A (a) 1.700% 11/12/20	725,849	725,225
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) 1.950% 9/12/19	1,027,634	1,030,029
American Credit Acceptance Receivables Trust, Series 2016-2, Class A (a) 2.220% 7/13/20	386,992	387,522
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	300,585	300,675
ARI Fleet Lease Trust, Series 2016-A, Class A1 (a) 0.800% 3/15/17	786,451	786,161
Bank of The West Auto Trust, Series 2014-1, Class A4 (a) 1.650% 3/16/20	600,000	603,552

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
California Republic Auto Receivables Trust, Series 2013-2, Class A2 1.230% 3/15/19	$145,114	$145,075
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	253,043	254,629
California Republic Auto Receivables Trust, Series 2015-4, Class A2 (a) 1.600% 9/17/18	1,526,257	1,529,287
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	142,673	142,079
CFC LLC, Series 2014-1A, Class A (a) 1.460% 12/17/18	19,571	19,557
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	359,179	357,647
Chesapeake Funding II LLC, Series 2016-2A, Class A2, 1 mo. USD LIBOR + 1.000%, FRN (a) 1.448% 6/15/28	1,960,000	1,969,946
Chesapeake Funding LLC, Series 2015-1A, Class B, 1 mo. LIBOR + .950%, FRN (a) 1.469% 2/07/27	350,000	349,793
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	162,635	162,078
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	41,734	41,664
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	214,097	213,824
CPS Auto Trust, Series 2013-A, Class A (a) 1.310% 6/15/20	257,882	256,625
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	107,527	107,025
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	889,021	888,453
CPS Auto Trust, Series 2015-A, Class A (a) 1.530% 7/15/19	268,034	267,610
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	63,853	63,817
CPS Auto Trust, Series 2016-C, Class A (a) 1.620% 1/15/20	366,143	365,685
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	12,640	12,643

	Principal Amount	Value
CPS Auto Trust, Series 2015-B, Class A (a) 1.650% 11/15/19	$566,304	$565,116
CPS Auto Trust, Series 2015-C, Class A (a) 1.770% 6/17/19	404,845	405,852
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	288,376	286,710
CPS Auto Trust, Series 2016-B, Class A (a) 2.070% 11/15/19	244,732	244,795
CPS Auto Trust, Series 2016-A, Class A (a) 2.250% 10/15/19	507,991	509,079
CPS Auto Trust, Series 2012-C, Class A (a) 2.260% 12/16/19	115,127	114,896
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	630,000	633,092
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	840,000	840,225
Drive Auto Receivables Trust, Series 2016-BA, Class A2 (a) 1.380% 8/15/18	2,176,655	2,175,983
Drive Auto Receivables Trust, Series 2016-BA, Class A3 (a) 1.670% 7/15/19	800,000	799,425
Drive Auto Receivables Trust, Series 2016-AA, Class A3 (a) 2.110% 5/15/19	2,900,000	2,903,883
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	360,000	362,893
DT Auto Owner Trust, Series 2015-2A, Class A (a) 1.240% 9/17/18	521,864	521,882
DT Auto Owner Trust, Series 2015-3A, Class A (a) 1.660% 3/15/19	219,898	220,023
DT Auto Owner Trust, Series 2016-2A, Class A (a) 1.730% 8/15/19	822,304	821,235
DT Auto Owner Trust, Series 2016-3A, Class A (a) 1.750% 11/15/19	516,811	517,329
DT Auto Owner Trust, Series 2016-1A, Class A (a) 2.000% 9/16/19	1,481,138	1,480,871
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	2,150,000	2,170,004

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2016-1, Class A1 (a) 0.800% 2/20/17	$637,207	$636,780
Enterprise Fleet Financing LLC, Series 2016-2, Class A1 (a) 0.850% 7/20/17	3,938,667	3,928,593
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 (a) 0.870% 9/20/19	118,315	118,194
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	1,020,000	1,019,888
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	46,985	46,917
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	225,210	224,427
Exeter Automobile Receivables Trust, Series 2015-1A, Class A (a) 1.600% 6/17/19	176,660	176,761
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	743,819	741,806
Exeter Automobile Receivables Trust, Series 2013-2A, Class B (a) 3.090% 7/16/18	34,487	34,509
First Investors Auto Owner Trust, Series 2015-1A, Class A2 (a) 1.210% 4/15/19	251,185	251,120
First Investors Auto Owner Trust, Series 2013-2A, Class A2 (a) 1.230% 3/15/19	12,293	12,292
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	818,117	818,355
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	1,103,063	1,104,857
Flagship Credit Auto Trust, Series 2014-1, Class A (a) 1.210% 4/15/19	90,490	90,325
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	161,136	160,685
Flagship Credit Auto Trust, Series 2016-3, Class A1 (a) 1.610% 12/15/19	1,336,138	1,335,065
Flagship Credit Auto Trust, Series 2015-1, Class A (a) 1.630% 6/15/20	411,127	409,103
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	57,939	57,998

	Principal Amount	Value
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	$896,371	$893,323
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	1,340,743	1,346,295
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	834,970	840,649
Flagship Credit Auto Trust, Series 2013-2, Class B (a) 3.210% 8/15/19	690,000	694,686
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	598,325	597,516
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	102,967	102,921
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, 1 mo. USD LIBOR + 1.100%, FRN (a) 1.618% 4/10/30	1,470,000	1,473,438
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 2.224% 4/15/21	960,000	961,863
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	750,000	741,105
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.224% 7/15/20	598,709	598,543
Oscar US Funding Trust V, Series 2016-2A, Class A1 (a) 0.900% 9/17/17	1,700,000	1,700,000
Prestige Auto Receivables Trust, Series 2015-1, Class B (a) 2.040% 4/15/21	700,000	700,402
Santander Drive Auto Receivables Trust, Series 2016-2, Class A1 0.750% 5/15/17	520,018	520,041
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B, 1 mo. USD LIBOR + ..700%, FRN 1.224% 12/17/18	563,514	563,453
Santander Drive Auto Receivables Trust, Series 2016-1, Class A2B, 1 mo. USD LIBOR + .780%, FRN 1.304% 7/15/19	2,178,460	2,179,269
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) 1.840% 11/18/19	11,406	11,396

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2014-2, Class C 2.330% 11/15/19	$3,100,000	$3,118,042
Santander Drive Auto Receivables Trust, Series 2014-1, Class C 2.360% 4/15/20	650,000	654,521
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	1,200,000	1,212,010
Tidewater Auto Receivables Trust, Series 2016-AA, Class A2 (a) 2.300% 9/15/19	1,233,743	1,234,354
United Auto Credit Securitization Trust, Series 2016-1, Class A (a) 2.000% 10/15/17	213,634	213,584
Westlake Automobile Receivables Trust, Series 2016-2A, Class A1 (a) 0.850% 6/15/17	1,215,196	1,214,998
Westlake Automobile Receivables Trust, Series 2015-1A, Class A2 (a) 1.170% 3/15/18	91,890	91,875
Westlake Automobile Receivables Trust, Series 2015-2A, Class A2A (a) 1.280% 7/16/18	253,788	253,474
Westlake Automobile Receivables Trust, Series 2016-2A, Class A2 (a) 1.570% 6/17/19	790,000	789,162
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.050%, FRN (a) 1.574% 1/15/19	3,173,996	3,178,181
Wheels SPV 2 LLC, Series 2016-1A, Class A1 (a) 0.010% 8/20/17	2,266,915	2,266,740

		66,170,307

Commercial MBS — 0.7%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, VRN 5.723% 6/10/49	464,455	469,946
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.325% 3/15/29	1,185,000	1,175,350
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.636% 12/18/49	35,365	35,353
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	10,086	10,165

	Principal Amount	Value
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.951% 7/10/38	$437,147	$437,765
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, VRN 5.904% 4/17/45	77,691	77,691
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	470,000	462,207
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	191,133	191,133

		2,859,610

Credit Card ABS — 2.5%
Chase Issuance Trust, Series 2014-A1, Class A1 1.150% 1/15/19	10,700,000	10,704,620

Home Equity ABS — 0.2%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.795% 8/25/35	83,044	82,979
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.260% 8/25/35	246,666	246,017
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.985% 9/25/34	83,564	82,617
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.155% 5/25/36	126,945	126,443
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1, 1 mo. USD LIBOR + ..645%, FRN 1.170% 5/25/35	16,957	16,952
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.350% 6/25/35	333,419	330,512
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.905% 8/25/35	6,276	6,273

		891,793

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Other ABS — 15.8%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.724% 3/15/41	$963,239	$936,321
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.724% 6/15/41	2,444,669	2,380,946
321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.724% 12/15/41	578,488	560,453
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.724% 3/15/42	888,960	847,987
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.642% 9/15/41	276,005	261,559
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	1,506,907	1,469,234
Apidos CLO XXII, Series 2015-22A, Class X, 3 mo. USD LIBOR + 1.000%, FRN (a) 1.696% 10/20/27	500,000	499,891
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.274% 12/15/42	1,234,074	1,197,532
Ascentium Equipment Receivables LLC, Series 2015-2A, Class A2 (a) 1.570% 12/11/17	1,477,127	1,477,931
AVANT Loans Funding Trust, Series 2016-C, Class A (a) 2.960% 9/16/19	401,608	401,537
AVANT Loans Funding Trust, Series 2016-A, Class A (a) 4.110% 5/15/19	811,893	815,330
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	52,950	52,752
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	755,940	753,574
BCC Funding XIII LLC, Series 2016-1, Class A1 (a) 1.100% 9/20/17	4,900,000	4,900,046
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	1,493,320	1,509,134

	Principal Amount	Value
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	$1,423,208	$1,413,200
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	56,522	56,418
Citi Held For Asset Issuance, Series 2015-PM2, Class A (a) 2.350% 3/15/22	279,834	279,640
Citi Held For Asset Issuance, Series 2015-PM3, Class A (a) 2.560% 5/16/22	133,870	133,750
Citigroup Mortgage Loan Trust, Series 2005-OPT3, Class M2, 1 mo. USD LIBOR + .675%, FRN 1.200% 5/25/35	931,631	927,955
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (a) 2.820% 3/15/21	42,458	42,720
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	461,606	463,836
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	965,300	973,778
Dell Equipment Finance Trust, Series 2015-2, Class A2B, 1 mo. USD LIBOR + .900%, FRN (a) 1.443% 12/22/17	1,400,009	1,401,156
Diamond Resorts Owner Trust, Series 2013-1, Class A (a) 1.950% 1/20/25	567,445	565,100
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	964,145	958,541
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	166,319	167,292
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	334,187	339,662
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	1,031,470	1,059,217
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	433,333	424,874
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 3.530% 7/15/23	528,714	532,692
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	387,277	386,415

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	$501,188	$504,885
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	420,436	416,232
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	691,744	689,898
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	194,664	191,767
GoldenTree Loan Opportunities IV Ltd., Series 2007-4A, Class A1B, 3 mo. USD LIBOR + ..230%, FRN (a) 1.031% 8/18/22	934,947	932,969
Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class AT1 (a) 2.302% 10/15/46	920,000	919,834
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (a) 3.095% 10/15/48	840,000	840,263
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	239,814	237,324
Icon Brand Holdings LLC, Series 2012-1A, Class A (Acquired 7/22/14, Cost $328,557) (a) (b) 4.229% 1/25/43	275,004	250,504
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A, 3 mo. USD LIBOR + .230%, FRN (a) 0.987% 5/01/22	185,426	185,035
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 1.830% 7/15/25	1,500,000	1,498,244
Leaf Receivables Funding LLC, Series 2016-1, Class A1 (a) 1.000% 6/15/17	2,492,086	2,492,098
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	977,788	978,108
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	796,826	798,864
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 1.470% 4/25/35	407,325	406,609
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	100,918	100,862
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	761,787	762,865

	Principal Amount	Value
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	$679,875	$680,729
New Residential Advance Receivables Trust, Series 2016-T1, Class AT1 (a) 2.751% 6/15/49	500,000	499,999
NYCTL Trust, Series 2016-A, Class A (a) 1.470% 11/10/29	5,600,000	5,600,000
OneMain Financial Issuance Trust, Series 2014-1A, Class A (a) 2.430% 6/18/24	191,608	192,034
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	240,000	237,408
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	500,000	502,512
PFS Financing Corp., Series 2014-AA, Class A, 1 mo. LIBOR + .600%, FRN (a) 1.124% 2/15/19	1,900,000	1,898,488
PFS Financing Corp., Series 2014-BA, Class A, 1 mo. LIBOR + .600%, FRN (a) 1.124% 10/15/19	1,100,000	1,095,698
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (a) 0.774% 2/25/37	239,168	236,922
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A (a) 2.050% 6/20/31	512,671	513,650
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	433,581	434,692
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	525,496	525,705
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	453,224	454,226
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	114,978	115,073
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A (a) 1.590% 11/20/29	140,134	139,884
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (a) 3.020% 6/20/32	220,214	220,076
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	1,520,000	1,527,361

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	$1,431,730	$1,438,513
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	1,217,482	1,217,862
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	1,600,000	1,599,939
SPS Servicer Advance Receivables Trust, Series 2015-T2, Class AT2 (a) 2.620% 1/15/47	2,550,000	2,551,100
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	420,000	420,965
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.775% 11/25/37	20,329	20,320
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	880,650	878,847
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	850,000	863,755
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	513,228	506,326
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 1 mo. LIBOR + .700%, FRN (a) 1.218% 12/10/18	1,870,000	1,866,947
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 1 mo. LIBOR + 2.500%, FRN (a) 3.024% 7/15/41	434,211	428,692
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	413,534	417,325
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	371,522	366,782
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	488,533	490,019
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	785,907	786,881

		69,125,564

	Principal Amount	Value
Student Loans ABS — 12.0%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.325% 12/26/44	$2,784,830	$2,740,154
Access Group, Inc., Series 2006-1, Class A2, 3 mo. USD LIBOR + .110%, FRN 0.935% 8/25/23	314,566	313,436
Access Group, Inc., Series 2004-A, Class A2, 3 mo. USD LIBOR + .260%, FRN 0.975% 4/25/29	157,074	156,468
Access Group, Inc., Series 2005-2, Class A3, 3 mo. USD LIBOR + .180%, FRN 0.991% 11/22/24	321,984	319,345
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.515% 7/01/38	211,578	192,276
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10 FRN, 3 mo. USD LIBOR + ..120%, FRN 0.977% 6/25/26	450,000	423,787
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. USD LIBOR + .120%, FRN 0.970% 3/15/26	1,227,197	1,209,366
College Loan Corp. Trust I, Series 2005-1, Class A4, 3 mo. LIBOR + .150%, FRN 0.865% 4/25/27	3,075,000	3,066,291
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 1.170% 1/15/37	720,456	619,466
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3, 3 mo. LIBOR + ..210%, FRN 1.063% 9/28/26	201,611	201,108
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.225% 1/25/40	1,305,221	1,274,461
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	255,041	254,836
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.524% 4/25/40	394,424	393,327

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	$402,968	$400,334
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	907,123	905,624
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (a) 2.326% 10/27/36	1,685,958	1,685,962
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 2.575% 2/26/35	1,237,010	1,237,009
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 1.864% 7/26/66	1,620,000	1,619,974
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.934% 6/15/43	1,300,000	1,294,197
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.943% 6/15/43	100,000	92,502
Education Funding Capital Trust I, Series 2004-1, Class A5, 28 day ARS, FRN 1.943% 6/15/43	800,000	781,851
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.943% 6/15/43	400,000	388,717
Educational Services of America, Series 2015-1, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.325% 10/25/56	769,598	749,881
Educational Services of America, Series 2015-2, Class B FRN, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.025% 12/25/58	1,000,000	919,033
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L, 3 mo. LIBOR + .070%, FRN (a) 0.895% 5/25/23	38,841	38,742
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%, FRN (a) 1.525% 8/25/48	582,545	564,577
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + ..750%, FRN 1.273% 12/01/31	587,002	575,614

	Principal Amount	Value
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. USD LIBOR + .300%, FRN 1.034% 10/28/41	$461,859	$460,100
KeyCorp Student Loan Trust, Series 2000-A, Class A2, 3 mo. USD LIBOR + .320%, FRN 1.145% 5/25/29	750,605	725,487
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 1.163% 9/27/35	1,445,972	1,430,243
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. USD LIBOR + .150%, FRN 0.675% 10/25/27	104,321	104,110
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 0.765% 11/27/28	266,286	263,753
Navient Private Education Loan Trust, Series 2014-AA, Class A1, 1 mo. USD LIBOR + .480%, FRN (a) 1.004% 5/16/22	47,062	47,053
Navient Private Education Loan Trust, Series 2015-AA, Class A1, 1 mo. USD LIBOR + .500%, FRN (a) 1.024% 12/15/21	432,492	432,179
Navient Private Education Loan Trust, Series 2015-BA, Class A1, 1 mo. USD LIBOR + .600%, FRN (a) 1.124% 5/15/23	119,923	119,865
Navient Private Education Loan Trust, Series 2016-3A, Class A2, 1 mo. USD LIBOR + .850%, FRN (a) 1.375% 6/25/65	750,000	750,000
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200%, FRN (a) 1.724% 12/15/28	900,000	907,569
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 1.000% 6/25/65	3,110,668	3,110,676
Nelnet Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .120%, FRN 0.835% 4/25/31	650,000	625,157
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.107% 6/25/41	518,272	422,767

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2010-4A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.325% 4/25/46	$142,094	$141,636
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.025% 6/25/41	375,000	327,819
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2, 28 day ARS, FRN 0.917% 4/25/44	600,000	588,574
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class A3, 28 day ARS, FRN 2.013% 7/25/42	450,000	433,305
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 0.850% 7/15/36	3,367,142	3,355,349
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500%, FRN (a) 3.024% 1/15/43	440,000	452,671
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. USD LIBOR + .110%, FRN 0.825% 1/26/43	600,000	517,534
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 0.855% 10/25/28	700,000	661,634
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 0.925% 10/25/40	546,753	470,240
SLM Student Loan Trust, Series 2006-2, Class B, 3 mo. USD LIBOR + .220%, FRN 0.935% 1/25/41	557,932	459,562
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. USD LIBOR + .470%, FRN 1.000% 10/25/64	428,985	376,890
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. USD LIBOR + .300%, FRN 1.015% 7/25/25	400,000	377,828
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 1.025% 1/25/40	567,335	484,681

	Principal Amount	Value
SLM Student Loan Trust, Series 2014-A, Class A1, 1 mo. USD LIBOR + .600%, FRN (a) 1.124% 7/15/22	$506,514	$506,188
SLM Student Loan Trust, Series 2003-12, Class A5, 3 mo. USD LIBOR + .280%, FRN (a) 1.130% 9/15/22	390,248	389,207
SLM Student Loan Trust, Series 2012-E, Class A1, 1 mo. USD LIBOR + .750%, FRN (a) 1.274% 10/16/23	45,975	45,970
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. USD LIBOR + .650%, FRN 1.500% 12/15/38	636,913	570,493
SLM Student Loan Trust, Series 2005-6, Class A5B, 3 mo. USD LIBOR + 1.200%, FRN 1.915% 7/27/26	572,280	575,084
SLM Student Loan Trust, Series 2012-A, Class A1, 1 mo. USD LIBOR + 1.400%, FRN (a) 1.924% 8/15/25	58,303	58,411
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 3.007% 6/17/30	550,000	550,000
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 3.022% 9/15/28	750,000	750,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 3.024% 6/17/30	700,000	700,000
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 3.030% 3/15/28	490,000	490,000
SMB Private Education Loan Trust, Series 2014-A, Class A1, 1 mo. USD LIBOR + .500%, FRN (a) 1.024% 9/15/21	372,466	372,264
SMB Private Education Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 1.224% 5/15/23	1,319,490	1,319,489
SoFi Professional Loan Program LLC, Series 2016-C, Class A2A (a) 1.480% 5/26/31	1,683,137	1,680,252
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	2,351,349	2,353,648

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 1.725% 3/25/33	$413,005	$404,171
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.275% 8/25/36	1,134,015	1,154,483

		52,384,680

WL Collateral CMO — 0.9%
Connecticut Avenue Securities, Series 2015-C02, Class 1M1, 1 mo. USD LIBOR + 1.150%, FRN 1.675% 5/25/25	311,324	311,717
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 2.025% 7/25/25	1,098,685	1,100,928
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1, 1 mo. USD LIBOR + ..700%, FRN (a) 1.225% 3/25/45	350,877	343,079
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C05, Class 2M1, 1 mo. USD LIBOR + 1.350%, FRN 1.875% 1/25/29	761,549	764,551
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 mo. USD LIBOR + 1.450%, FRN 1.975% 1/25/29	861,862	867,080
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.425% 10/25/27	390,518	391,005

		3,778,360

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $205,818,018)		210,930,790

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.3%
Pass-Through Securities — 0.3%
Federal Home Loan Mortgage Corp., Pool #1Q0239, 1 year CMT + 2.254%, FRN 2.775% 3/01/37	1,085,270	1,150,501

	Principal Amount	Value
Government National Mortgage Association II, Pool #82462, 1 year CMT + 1.500%, FRN 2.000% 1/20/40	$216,702	$223,546

		1,374,047

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,336,001)		1,374,047

U.S. TREASURY OBLIGATIONS — 89.6%
U.S. Treasury Bonds & Notes — 89.6%
U.S. Treasury Inflation Index (c) 0.125% 4/15/19	19,539,817	19,872,462
U.S. Treasury Inflation Index (c) 0.125% 4/15/20	19,679,881	20,063,796
U.S. Treasury Inflation Index 0.125% 4/15/21	11,778,756	12,024,685
U.S. Treasury Inflation Index (c) 0.125% 1/15/22	16,225,805	16,560,609
U.S. Treasury Inflation Index (c) 0.125% 7/15/22	16,969,322	17,374,040
U.S. Treasury Inflation Index (c) 0.125% 1/15/23	17,151,099	17,421,606
U.S. Treasury Inflation Index (c) 0.125% 7/15/24	16,693,004	16,936,705
U.S. Treasury Inflation Index 0.125% 7/15/26	9,136,400	9,236,270
U.S. Treasury Inflation Index (c) 0.250% 1/15/25	16,876,923	17,189,686
U.S. Treasury Inflation Index (c) 0.375% 7/15/23	16,897,684	17,511,104
U.S. Treasury Inflation Index (c) 0.375% 7/15/25	15,983,573	16,506,875
U.S. Treasury Inflation Index (c) 0.625% 7/15/21	14,601,892	15,332,789
U.S. Treasury Inflation Index (c) 0.625% 1/15/24	16,858,396	17,686,447
U.S. Treasury Inflation Index (c) 0.625% 1/15/26	15,192,450	15,978,052
U.S. Treasury Inflation Index (c) 0.625% 2/15/43	6,270,033	6,286,717
U.S. Treasury Inflation Index (c) 0.750% 2/15/42	8,472,473	8,729,434
U.S. Treasury Inflation Index (c) 0.750% 2/15/45	9,555,607	9,849,317
U.S. Treasury Inflation Index 1.000% 2/15/46	2,742,336	3,031,463
U.S. Treasury Inflation Index (c) (d) 1.125% 1/15/21	14,543,983	15,478,492
U.S. Treasury Inflation Index (c) 1.250% 7/15/20	13,275,225	14,184,419

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (c) 1.375% 1/15/20	$8,279,976	$8,791,952
U.S. Treasury Inflation Index (c) 1.375% 2/15/44	8,482,884	10,062,422
U.S. Treasury Inflation Index (c) 1.750% 1/15/28	6,892,500	8,067,554
U.S. Treasury Inflation Index (c) 1.875% 7/15/19	6,897,974	7,407,831
U.S. Treasury Inflation Index (c) 2.000% 1/15/26	8,123,951	9,541,897
U.S. Treasury Inflation Index (c) 2.125% 2/15/40	3,674,385	4,888,369
U.S. Treasury Inflation Index (c) 2.125% 2/15/41	4,406,790	5,917,397
U.S. Treasury Inflation Index (c) 2.375% 1/15/25	11,088,400	13,213,437
U.S. Treasury Inflation Index (c) 2.375% 1/15/27	6,479,999	7,946,915
U.S. Treasury Inflation Index (c) 2.500% 1/15/29	6,523,696	8,281,578
U.S. Treasury Inflation Index (c) 3.375% 4/15/32	2,711,660	3,979,141
U.S. Treasury Inflation Index (c) 3.625% 4/15/28	4,463,810	6,163,455
U.S. Treasury Inflation Index (c) 3.875% 4/15/29	6,558,406	9,450,113

		390,967,029

TOTAL U.S. TREASURY OBLIGATIONS (Cost $379,751,681)		390,967,029

TOTAL BONDS & NOTES (Cost $602,364,273)		618,870,173

TOTAL LONG-TERM INVESTMENTS (Cost $602,364,273)		618,870,173

SHORT-TERM INVESTMENTS — 38.4%
Commercial Paper — 38.4%
Agrium, Inc. 1.016% 12/07/16	7,000,000	6,987,637
American Electric Power Co., Inc. (a) 0.900% 10/12/16	3,000,000	2,999,235
Amphenol Corp. (a) 0.530% 10/03/16	4,000,000	3,999,760
Anheuser-Busch InBev Worldwide, Inc. (a) 1.019% 1/13/17	7,000,000	6,985,504
Bell Canada (a) 0.900% 10/17/16	1,000,000	999,676
CDP Financial, Inc. (a) 1.234% 2/23/17	10,000,000	9,968,407

	Principal Amount	Value
Cox Enterprises, Inc. (a) 0.700% 10/04/16	$7,000,000	$6,999,436
CRH America Finance, Inc. (a) 0.940% 11/01/16	2,800,000	2,797,952
CRH America Finance, Inc. (a) 1.099% 12/14/16	5,000,000	4,989,948
Dollar General Corp. (a) 0.600% 10/03/16	7,000,000	6,999,539
FMC Technologies, Inc. (a) 1.050% 12/19/16	7,000,000	6,984,647
Ford Motor Credit Co. LLC (a) 0.970% 10/06/16	7,000,000	6,999,142
Fortive Corp. (a) 1.119% 10/26/16	7,000,000	6,995,900
Hyundai Capital America (a) 1.016% 12/15/16	7,000,000	6,985,680
Monsanto Co. (a) 1.050% 11/21/16	7,000,000	6,991,224
National Grid USA (a) 0.900% 10/17/16	7,000,000	6,997,399
NBCUniversal Enterprise, Inc. (a) 1.100% 10/12/16	7,000,000	6,998,215
ONEOK Partners LP 1.116% 10/20/16	6,200,000	6,197,255
ONEOK Partners LP (a) 1.116% 10/13/16	1,000,000	999,722
Schlumberger Holdings Corp. (a) 1.067% 10/11/16	4,500,000	4,499,092
Schlumberger Holdings Corp. (a) 1.067% 10/13/16	7,000,000	6,998,306
Sempra Energy Holdings (a) 1.140% 11/16/16	7,000,000	6,992,250
Spectra Energy Capital LLC (a) 1.015% 10/18/16	7,000,000	6,997,235
Suncor Energy, Inc. (a) 1.050% 10/03/16	3,300,000	3,299,802
Suncor Energy, Inc. (a) 1.050% 10/11/16	3,700,000	3,699,141
The Bank of Nova Scotia (a) 1.255% 2/21/17	11,000,000	10,954,416
Thomson Reuters Corp. (a) 1.118% 10/28/16	7,000,000	6,996,102
Whirlpool Corp. (a) 1.016% 12/14/16	7,000,000	6,985,927

		167,298,549

Repurchase Agreement — 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (e)	102,068	102,068

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposit — 0.0%
Euro Time Deposit 0.010% 10/03/16	$14,857	$14,857

TOTAL SHORT-TERM INVESTMENTS (Cost $167,371,168)		167,415,474

TOTAL INVESTMENTS — 180.3% (Cost $769,735,441) (f)		786,285,647

Other Assets/(Liabilities) — (80.3)%		(350,270,571)

NET ASSETS — 100.0%		$436,015,076

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities amounted to a value of $316,598,096 or 72.61% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At September 30, 2016, these securities amounted to a value of $250,504 or 0.06% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(d)	A portion of this security is held as collateral for open futures contracts and open swaps agreements.
(e)	Maturity value of $102,068. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 11/30/19, and an aggregate market value, including accrued interest, of $107,494.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%, 3 mo. LIBOR US + 3.165%, VRN	95,000	$2,594,450

TOTAL PREFERRED STOCK (Cost $2,375,000)		2,594,450

TOTAL EQUITIES (Cost $2,375,000)		2,594,450

	Principal Amount
BONDS & NOTES — 98.5%

CORPORATE DEBT — 38.6%
Advertising — 0.2%
WPP Finance 2010 4.750% 11/21/21	$763,000	855,862
WPP Finance 2010 5.625% 11/15/43	1,205,000	1,429,694

		2,285,556

Aerospace & Defense — 0.3%
Exelis, Inc. 4.250% 10/01/16	1,790,000	1,790,000
Spirit AeroSystems, Inc. 3.850% 6/15/26	910,000	945,082
United Technologies Corp. 6.125% 7/15/38	350,000	475,998

		3,211,080

Agriculture — 0.7%
Altria Group, Inc. 4.250% 8/09/42	515,000	557,196
Altria Group, Inc. 9.700% 11/10/18	112,000	131,122
Bunge Ltd. Finance Corp. 3.200% 6/15/17	1,200,000	1,215,502
Bunge Ltd. Finance Corp. 3.250% 8/15/26	1,050,000	1,056,502
Bunge Ltd. Finance Corp. 3.500% 11/24/20	955,000	998,844
Imperial Brands Finance PLC (a) 2.950% 7/21/20	2,170,000	2,240,453
Philip Morris International, Inc. 6.375% 5/16/38	160,000	223,654
Reynolds American, Inc. 3.250% 6/12/20	840,000	883,738
Reynolds American, Inc. 5.850% 8/15/45	760,000	988,082

		8,295,093

	Principal Amount	Value
Airlines — 0.6%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	$237,759	$241,611
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	580,004	606,104
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	1,955,000	1,994,100
WestJet Airlines Ltd. (a) 3.500% 6/16/21	4,215,000	4,319,473

		7,161,288

Auto Manufacturers — 0.4%
General Motors Financial Co., Inc. 3.100% 1/15/19	1,591,000	1,621,751
General Motors Financial Co., Inc. 3.200% 7/13/20	1,895,000	1,940,381
Hyundai Capital America (a) 2.550% 2/06/19	1,045,000	1,063,150

		4,625,282

Automotive & Parts — 0.1%
Lear Corp. 4.750% 1/15/23	1,222,000	1,269,353
Lear Corp. 5.375% 3/15/24	535,000	574,456

		1,843,809

Banks — 3.4%
Associated Banc-Corp. 2.750% 11/15/19	2,805,000	2,860,169
Associated Banc-Corp. 4.250% 1/15/25	2,991,000	3,113,410
Bancolombia SA 5.950% 6/03/21	1,280,000	1,412,416
Bank of America Corp. 4.750% 4/21/45	1,540,000	1,643,907
Bank of America Corp. 5.650% 5/01/18	1,230,000	1,304,743
Bank of America Corp. 5.750% 12/01/17	780,000	817,239
Bank of America Corp. 5.875% 2/07/42	470,000	612,741
Compass Bank 3.875% 4/10/25	1,816,000	1,776,391
Discover Bank 2.000% 2/21/18	1,385,000	1,389,462
First Horizon National Corp. 3.500% 12/15/20	3,580,000	3,653,938
First Republic Bank 4.375% 8/01/46	4,360,000	4,331,294

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ICICI Bank Ltd. (a) 4.700% 2/21/18	$1,250,000	$1,292,912
ICICI Bank Ltd. (a) 4.750% 11/25/16	1,276,000	1,281,488
JP Morgan Chase & Co. 3.875% 9/10/24	1,420,000	1,494,939
MUFG Union Bank NA 2.625% 9/26/18	500,000	509,286
Regions Bank 2.250% 9/14/18	2,870,000	2,892,980
Regions Financial Corp. 7.500% 5/15/18	765,000	832,468
SVB Financial Group 3.500% 1/29/25	3,885,000	3,924,911
SVB Financial Group 5.375% 9/15/20	475,000	527,944
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	1,355,000	1,365,271
Valley National Bancorp 5.125% 9/27/23	1,530,000	1,639,067
Wells Fargo & Co. 4.300% 7/22/27	3,360,000	3,621,200

		42,298,176

Beverages — 0.9%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	125,000	175,377
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	4,375,000	5,205,292
Molson Coors Brewing Co. 2.100% 7/15/21	1,120,000	1,130,307
Molson Coors Brewing Co. 3.000% 7/15/26	2,035,000	2,049,094
Molson Coors Brewing Co. 4.200% 7/15/46	1,085,000	1,130,506
Pernod Ricard SA (a) 2.950% 1/15/17	1,400,000	1,405,837

		11,096,413

Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	475,000	541,351

Building Materials — 0.3%
CRH America, Inc. 8.125% 7/15/18	1,195,000	1,321,925
LafargeHolcim Finance US LLC (a) 3.500% 9/22/26	925,000	947,329
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 1.938% 6/30/17	1,365,000	1,368,306
Owens Corning, Inc. 9.000% 6/15/19	590,000	689,120

		4,326,680

	Principal Amount	Value
Chemicals — 0.3%
Ashland, Inc. 6.875% 5/15/43	$302,000	$329,180
The Dow Chemical Co. 8.550% 5/15/19	250,000	293,212
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	640,000	693,174
RPM International, Inc. 6.125% 10/15/19	550,000	613,300
RPM International, Inc. 6.500% 2/15/18	1,390,000	1,474,302
Valspar Corp. 7.250% 6/15/19	315,000	357,461

		3,760,629

Commercial Services — 1.1%
The ADT Corp. 6.250% 10/15/21	2,875,000	3,126,563
ERAC USA Finance LLC (a) 2.800% 11/01/18	395,000	403,968
ERAC USA Finance LLC (a) 6.700% 6/01/34	125,000	165,814
Leidos Holdings, Inc. 4.450% 12/01/20	5,665,000	5,889,900
The Western Union Co. 5.930% 10/01/16	4,020,000	4,020,000

		13,606,245

Computers — 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 4.420% 6/15/21	2,435,000	2,544,867
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 6.020% 6/15/26	487,000	533,900
Electronic Data Systems LLC 7.450% 10/15/29	300,000	367,015

		3,445,782

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	175,000	245,630

Distribution & Wholesale — 0.2%
Ingram Micro, Inc. 4.950% 12/15/24	2,543,000	2,573,442

Diversified Financial — 4.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	4,735,000	4,953,994
Affiliated Managers Group, Inc. 3.500% 8/01/25	2,080,000	2,067,757
Air Lease Corp. 3.000% 9/15/23	2,980,000	2,946,117

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Air Lease Corp. 3.375% 1/15/19	$2,270,000	$2,331,562
Air Lease Corp. 3.375% 6/01/21	2,470,000	2,562,230
Air Lease Corp. 3.875% 4/01/21	1,630,000	1,723,725
Air Lease Corp. 5.625% 4/01/17	535,000	544,123
Ally Financial, Inc. 3.250% 11/05/18	560,000	562,800
Ally Financial, Inc. 3.600% 5/21/18	810,000	822,150
Ally Financial, Inc. 4.750% 9/10/18	1,690,000	1,749,150
Ares Finance Co. LLC (a) 4.000% 10/08/24	2,080,000	2,015,206
BGC Partners, Inc. (a) 5.125% 5/27/21	3,435,000	3,596,957
Citigroup, Inc. 5.375% 8/09/20	1,100,000	1,233,453
Eaton Vance Corp. 6.500% 10/02/17	168,000	176,260
General Electric Capital Corp. 6.875% 1/10/39	298,000	448,869
The Goldman Sachs Group, Inc. 5.375% 3/15/20	950,000	1,051,971
The Goldman Sachs Group, Inc. 5.750% 1/24/22	950,000	1,103,462
The Goldman Sachs Group, Inc. 6.150% 4/01/18	150,000	159,767
The Goldman Sachs Group, Inc. 6.750% 10/01/37	345,000	439,292
Hyundai Capital America (a) 2.875% 8/09/18	800,000	816,458
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	6,450,000	6,457,740
International Lease Finance Corp. 3.875% 4/15/18	1,515,000	1,550,981
International Lease Finance Corp. 8.750% 3/15/17	675,000	694,406
JP Morgan Chase & Co. 4.500% 1/24/22	950,000	1,051,946
JP Morgan Chase & Co. 4.950% 3/25/20	1,655,000	1,821,717
JP Morgan Chase & Co. 5.600% 7/15/41	1,125,000	1,440,233
Lazard Group LLC 4.250% 11/14/20	3,710,000	3,977,829
Lazard Group LLC 6.850% 6/15/17	245,000	252,780
Legg Mason, Inc. 5.625% 1/15/44	1,015,000	1,053,511

	Principal Amount	Value
Merrill Lynch & Co., Inc. 7.750% 5/14/38	$400,000	$579,956
Morgan Stanley 6.625% 4/01/18	1,000,000	1,071,480
Nasdaq, Inc. 3.850% 6/30/26	860,000	899,880
The Goldman Sachs Group, Inc. 6.125% 2/15/33	335,000	422,129

		52,579,891

Electric — 2.9%
Appalachian Power Co. 3.400% 6/01/25	2,395,000	2,551,762
Duke Energy Corp. 2.650% 9/01/26	2,380,000	2,335,415
Duke Energy Corp. 3.750% 9/01/46	1,235,000	1,197,671
Entergy Arkansas, Inc. 3.500% 4/01/26	435,000	471,624
Entergy Louisiana LLC 4.950% 1/15/45	1,005,000	1,070,016
Florida Power & Light Co. 4.950% 6/01/35	630,000	765,470
IPALCO Enterprises, Inc. 3.450% 7/15/20	4,910,000	5,032,750
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	1,250,000	1,387,500
Majapahit Holding BV (a) 7.750% 1/20/20	1,220,000	1,403,000
Metropolitan Edison Co. (a) 4.000% 4/15/25	1,345,000	1,403,594
Nevada Power Co. Series N 6.650% 4/01/36	550,000	767,425
NiSource Finance Corp. 5.800% 2/01/42	950,000	1,185,525
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	769,065
Pacific Gas & Electric Co. 5.800% 3/01/37	543,000	714,262
Pennsylvania Electric Co. (a) 4.150% 4/15/25	1,860,000	1,915,648
PPL Capital Funding, Inc. 3.100% 5/15/26	1,810,000	1,839,867
PPL Capital Funding, Inc. 5.000% 3/15/44	1,180,000	1,329,964
Progress Energy, Inc. 7.000% 10/30/31	485,000	651,167
Puget Energy, Inc. 3.650% 5/15/25	2,345,000	2,440,514
Puget Energy, Inc. 6.500% 12/15/20	1,580,000	1,833,780
Southern California Edison Co. 5.950% 2/01/38	545,000	738,740

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Southern Co. 1.850% 7/01/19	$1,300,000	$1,310,223
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	78,372	79,221
Tri-State Generation & Transmission Association, Series 2003, Class B (a) 7.144% 7/31/33	480,000	556,925
Virginia Electric and Power Co. 6.350% 11/30/37	640,000	885,461
Wisconsin Public Service Corp. 5.650% 11/01/17	380,000	396,669
Xcel Energy, Inc. 3.300% 6/01/25	1,510,000	1,593,027

		36,626,285

Electronics — 0.5%
Amphenol Corp. 2.550% 1/30/19	1,320,000	1,350,802
Amphenol Corp. 4.000% 2/01/22	475,000	507,662
Arrow Electronics, Inc. 3.500% 4/01/22	1,680,000	1,725,446
FLIR Systems, Inc. 3.125% 6/15/21	1,235,000	1,274,682
Tech Data Corp. 3.750% 9/21/17	885,000	900,861

		5,759,453

Engineering & Construction — 0.2%
SBA Tower Trust (a) 3.156% 10/15/45	1,200,000	1,211,664
SBA Tower Trust (a) 2.877% 7/15/46	1,200,000	1,220,341

		2,432,005

Foods — 0.7%
Delhaize America, Inc. 9.000% 4/15/31	855,000	1,205,009
General Mills, Inc. 5.400% 6/15/40	70,000	87,215
Ingredion, Inc. 3.200% 10/01/26	1,385,000	1,412,643
Kraft Foods, Inc. 6.500% 2/09/40	260,000	354,282
Kraft Heinz Foods Co. 3.000% 6/01/26	3,275,000	3,301,128
The Kroger Co. 2.600% 2/01/21	920,000	946,090
Tyson Foods, Inc. 2.650% 8/15/19	430,000	440,920

	Principal Amount	Value
Tyson Foods, Inc. 4.875% 8/15/34	$660,000	$730,499

		8,477,786

Forest Products & Paper — 0.1%
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	770,000	787,325

Gas — 0.2%
Boston Gas Co. (a) 4.487% 2/15/42	450,000	498,260
Spire, Inc. 4.700% 8/15/44	1,840,000	2,012,296

		2,510,556

Hand & Machine Tools — 0.2%
Kennametal, Inc. 2.650% 11/01/19	800,000	805,162
Stanley Black & Decker, Inc. 2.451% 11/17/18	1,600,000	1,634,696

		2,439,858

Health Care – Products — 0.2%
Johnson & Johnson 5.850% 7/15/38	175,000	253,778
Zimmer Biomet Holdings, Inc. 3.550% 4/01/25	2,485,000	2,561,158

		2,814,936

Health Care – Services — 0.3%
Aetna, Inc. 3.200% 6/15/26	2,025,000	2,058,868
Aetna, Inc. 4.375% 6/15/46	495,000	518,338
UnitedHealth Group, Inc. 3.950% 10/15/42	350,000	371,869
UnitedHealth Group, Inc. 6.875% 2/15/38	580,000	850,018

		3,799,093

Home Builders — 0.3%
Lennar Corp. 4.500% 11/15/19	3,390,000	3,572,212

Home Furnishing — 0.0%
Whirlpool Corp. 5.150% 3/01/43	290,000	339,566

Housewares — 0.2%
Newell Brands, Inc. 3.850% 4/01/23	2,070,000	2,203,445

Insurance — 3.2%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	2,065,000	2,217,294
Arch Capital Group US, Inc. 5.144% 11/01/43	1,040,000	1,141,009

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AXIS Specialty Finance PLC 2.650% 4/01/19	$590,000	$596,305
Brown & Brown, Inc. 4.200% 9/15/24	412,000	428,578
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 6.375% 4/15/37	374,000	355,337
CNA Financial Corp. 7.350% 11/15/19	670,000	772,485
CNO Financial Group, Inc. 4.500% 5/30/20	1,602,000	1,640,048
CNO Financial Group, Inc. 5.250% 5/30/25	1,911,000	1,896,667
Five Corners Funding Trust (a) 4.419% 11/15/23	1,315,000	1,420,046
MetLife Capital Trust IV (a) 7.875% 12/15/37	1,960,000	2,459,012
New York Life Global Funding (a) 2.350% 7/14/26	2,295,000	2,281,338
Principal Financial Group, Inc. 8.875% 5/15/19	290,000	341,691
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	787,000	811,594
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	1,680,000	1,812,384
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	655,000	658,515
Reinsurance Group of America, Inc. 3.950% 9/15/26	2,260,000	2,364,444
Reinsurance Group of America, Inc. 4.700% 9/15/23	1,480,000	1,617,279
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,220,000	1,333,765
Reinsurance Group of America, Inc. 6.450% 11/15/19	1,305,000	1,478,333
Trinity Acquisition PLC 3.500% 9/15/21	1,540,000	1,605,100
Trinity Acquisition PLC 4.400% 3/15/26	445,000	466,050
Unum Group 3.000% 5/15/21	985,000	1,007,110
USF&G Capital I (a) 8.500% 12/15/45	885,000	1,213,247
Willis North America, Inc. 7.000% 9/29/19	566,000	634,668
Willis Towers Watson PLC 5.750% 3/15/21	1,690,000	1,903,244
WR Berkley Corp. 4.625% 3/15/22	2,600,000	2,852,156
XLIT Ltd. 5.750% 10/01/21	1,260,000	1,442,274

	Principal Amount	Value
XLIT Ltd. 6.375% 11/15/24	$2,590,000	$3,086,159

		39,836,132

Internet — 0.7%
Baidu, Inc. 3.250% 8/06/18	1,690,000	1,734,258
Expedia, Inc. 4.500% 8/15/24	3,715,000	3,911,245
Expedia, Inc. 7.456% 8/15/18	2,550,000	2,807,950

		8,453,453

Investment Companies — 0.7%
Ares Capital Corp. 3.625% 1/19/22	3,275,000	3,296,330
Ares Capital Corp. 3.875% 1/15/20	3,250,000	3,361,407
FS Investment Corp. 4.000% 7/15/19	2,450,000	2,491,939

		9,149,676

Iron & Steel — 0.8%
ArcelorMittal 5.125% 6/01/20	2,165,000	2,273,250
ArcelorMittal 6.250% 8/05/20	1,200,000	1,305,000
Glencore Funding LLC (a) 2.875% 4/16/20	2,920,000	2,896,640
Glencore Funding LLC (a) 4.625% 4/29/24	340,000	346,460
Reliance Steel & Aluminum Co. 6.200% 11/15/16	1,870,000	1,878,168
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,045,000	1,156,253

		9,855,771

Lodging — 0.2%
Marriott International, Inc. 2.300% 1/15/22	1,190,000	1,200,038
Marriott International, Inc. 3.375% 10/15/20	1,290,000	1,355,769
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	220,000	237,870

		2,793,677

Machinery – Diversified — 0.4%
CNH Industrial Capital LLC 3.250% 2/01/17	1,650,000	1,656,187
CNH Industrial Capital LLC 3.375% 7/15/19	1,530,000	1,556,775
CNH Industrial Capital LLC 3.625% 4/15/18	655,000	663,188
CNH Industrial Capital LLC 6.250% 11/01/16	1,240,000	1,243,720

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Xylem, Inc. 4.875% 10/01/21	$375,000	$409,185

		5,529,055

Manufacturing — 0.2%
General Electric Co. 4.125% 10/09/42	1,430,000	1,564,969
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	310,000	340,781
Tyco Electronics Group SA 7.125% 10/01/37	335,000	474,708

		2,380,458

Media — 0.9%
21st Century Fox America, Co. 6.900% 8/15/39	420,000	563,958
Charter Communications Operating LLC/Charter Communications Operating Capital (a) 3.579% 7/23/20	1,560,000	1,630,509
Charter Communications Operating LLC/Charter Communications Operating Capital (a) 6.484% 10/23/45	1,285,000	1,553,979
Comcast Corp. 3.400% 7/15/46	1,645,000	1,599,108
Comcast Corp. 6.950% 8/15/37	515,000	750,823
NBCUniversal Media LLC 6.400% 4/30/40	65,000	90,973
Time Warner Cable, Inc. 6.750% 6/15/39	985,000	1,198,302
Time Warner Cable, Inc. 8.250% 4/01/19	75,000	86,360
Time Warner Cable, Inc. 8.750% 2/14/19	325,000	374,809
Time Warner, Inc. 4.700% 1/15/21	650,000	722,840
Time Warner, Inc. 6.250% 3/29/41	210,000	270,520
Viacom, Inc. 2.250% 2/04/22	1,110,000	1,104,805
Viacom, Inc. 3.450% 10/04/26	725,000	724,601

		10,671,587

Mining — 0.1%
Glencore Canada Corp. 5.500% 6/15/17	900,000	920,250
Glencore Finance Canada (a) 5.800% 11/15/16	240,000	240,840

		1,161,090

	Principal Amount	Value
Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc. 3.375% 10/01/21	$3,005,000	$3,003,555
Pitney Bowes, Inc. 4.625% 3/15/24	1,675,000	1,741,757
Pitney Bowes, Inc. 4.750% 5/15/18	250,000	258,982
Pitney Bowes, Inc. 5.750% 9/15/17	166,000	172,253

		5,176,547

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	114,016

Oil & Gas — 1.5%
Anadarko Petroleum Corp. 5.550% 3/15/26	1,050,000	1,186,541
ConocoPhillips Co. 2.400% 12/15/22	910,000	902,378
ConocoPhillips Co. 2.875% 11/15/21	3,065,000	3,148,953
ConocoPhillips Co. 4.200% 3/15/21	1,200,000	1,298,822
Exxon Mobil Corp. 2.222% 3/01/21	3,646,000	3,725,592
Exxon Mobil Corp. 2.397% 3/06/22	420,000	430,555
Petroleos Mexicanos 3.125% 1/23/19	325,000	327,925
Petroleos Mexicanos 5.500% 1/21/21	1,190,000	1,258,425
Petroleos Mexicanos 6.375% 1/23/45	595,000	568,225
Petroleos Mexicanos 6.625% 6/15/35	140,000	142,499
Phillips 66 5.875% 5/01/42	2,160,000	2,710,446
Pioneer Natural Resources Co. 4.450% 1/15/26	2,000,000	2,169,026
Pioneer Natural Resources Co. 7.500% 1/15/20	350,000	404,914

		18,274,301

Oil & Gas Services — 0.0%
Weatherford International Ltd. 6.000% 3/15/18	525,000	519,094

Packaging & Containers — 1.0%
Amcor Finance USA, Inc. (a) 3.625% 4/28/26	3,105,000	3,205,829
Brambles USA, Inc. (a) 4.125% 10/23/25	772,000	821,737
Brambles USA, Inc., Series A (a) 5.350% 4/01/20	490,000	541,309

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CCL Industries, Inc. (a) 3.250% 10/01/26	$3,430,000	$3,442,777
Crown Americas LLC/Crown Americas Capital Corp. IV 4.500% 1/15/23	2,103,000	2,181,862
Graphic Packaging International, Inc. 4.875% 11/15/22	400,000	420,000
The WestRock MWV LLC 7.550% 3/01/47	1,000,000	1,281,955

		11,895,469

Pharmaceuticals — 2.0%
AbbVie, Inc. 4.400% 11/06/42	500,000	520,272
Actavis Funding SCS 3.000% 3/12/20	2,005,000	2,070,193
Actavis Funding SCS 3.800% 3/15/25	2,790,000	2,952,808
Actavis Funding SCS 4.750% 3/15/45	1,270,000	1,388,648
Baxalta, Inc. 4.000% 6/23/25	1,775,000	1,894,395
Baxalta, Inc. 5.250% 6/23/45	885,000	1,047,013
McKesson Corp. 2.284% 3/15/19	600,000	610,592
McKesson Corp. 4.750% 3/01/21	600,000	666,412
McKesson Corp. 4.883% 3/15/44	625,000	734,717
McKesson Corp. 6.000% 3/01/41	550,000	707,947
Merck Sharp & Dohme Corp. 5.850% 6/30/39	180,000	240,288
Mylan NV (a) 3.150% 6/15/21	1,750,000	1,782,854
Mylan NV (a) 3.950% 6/15/26	4,420,000	4,453,314
Pfizer, Inc. 7.200% 3/15/39	395,000	605,060
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	1,085,000	1,090,255
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	1,670,000	1,663,702
Teva Pharmaceutical Finance Netherlands III BV 3.150% 10/01/26	2,115,000	2,124,784
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	460,000	457,819
Wyeth 6.000% 2/15/36	360,000	477,292

		25,488,365

	Principal Amount	Value
Pipelines — 1.3%
Boardwalk Pipelines LLC 5.500% 2/01/17	$200,000	$201,901
Boardwalk Pipelines LP 5.875% 11/15/16	2,390,000	2,401,080
CenterPoint Energy Resources Corp. 4.500% 1/15/21	475,000	512,943
EnLink Midstream Partners LP 4.850% 7/15/26	465,000	467,918
Enterprise Products Operating Co. 3.700% 2/15/26	2,285,000	2,352,202
Enterprise Products Operating Co. 5.950% 2/01/41	455,000	527,023
Kinder Morgan Energy Partners LP 6.000% 2/01/17	185,000	187,674
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	161,757
Kinder Morgan Energy Partners LP 6.950% 1/15/38	175,000	198,670
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	2,700,000	2,831,536
Kinder Morgan, Inc. 4.300% 6/01/25	1,775,000	1,844,779
Magellan Midstream Partners LP 5.000% 3/01/26	1,060,000	1,207,608
Magellan Midstream Partners LP 5.150% 10/15/43	2,575,000	2,842,803
Southern Natural Gas Co. LLC (a) 5.900% 4/01/17	310,000	316,598

		16,054,492

Real Estate Investment Trusts (REITS) — 1.6%
American Tower Corp. 3.400% 2/15/19	1,100,000	1,142,947
American Tower Corp. 3.450% 9/15/21	2,690,000	2,831,109
American Tower Corp. 4.400% 2/15/26	860,000	941,938
American Tower Corp. 4.500% 1/15/18	1,375,000	1,426,102
Boston Properties LP 3.700% 11/15/18	475,000	494,871
Brandywine Operating Partners LP 4.950% 4/15/18	800,000	834,455
DDR Corp. 4.750% 4/15/18	1,000,000	1,038,181
DDR Corp. 7.500% 4/01/17	1,000,000	1,029,322
Duke Realty LP 3.250% 6/30/26	770,000	787,136
Duke Realty LP 8.250% 8/15/19	1,375,000	1,607,888
Federal Realty Investment Trust 5.900% 4/01/20	330,000	375,719

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Healthcare Trust of America Holdings LP 3.500% 8/01/26	$1,265,000	$1,281,622
Highwoods Realty LP 5.850% 3/15/17	1,800,000	1,832,348
Highwoods Realty LP 7.500% 4/15/18	195,000	210,840
Host Hotels & Resorts LP 3.750% 10/15/23	215,000	217,745
Host Hotels & Resorts LP 4.000% 6/15/25	682,000	694,884
ProLogis LP 2.750% 2/15/19	530,000	542,305
Tanger Properties LP 3.125% 9/01/26	2,565,000	2,557,967
Weingarten Realty Investors 3.250% 8/15/26	535,000	535,570

		20,382,949

Retail — 1.4%
AutoNation, Inc. 4.500% 10/01/25	700,000	741,894
Bed Bath & Beyond, Inc. 5.165% 8/01/44	600,000	580,141
CVS Health Corp. 6.125% 9/15/39	560,000	764,963
CVS Pass-Through Trust (a) 5.926% 1/10/34	1,233,352	1,458,393
CVS Pass-Through Trust (a) 7.507% 1/10/32	8,437	10,775
Dollar Tree, Inc. 5.750% 3/01/23	2,945,000	3,169,556
El Puerto de Liverpool SAB de CV (a) 3.950% 10/02/24	2,620,000	2,636,375
The Home Depot, Inc. 5.950% 4/01/41	600,000	825,101
O’Reilly Automotive, Inc. 4.875% 1/14/21	575,000	638,729
QVC, Inc. 3.125% 4/01/19	960,000	984,316
QVC, Inc. 4.450% 2/15/25	1,380,000	1,365,960
QVC, Inc. 5.125% 7/02/22	545,000	577,673
Tiffany & Co. 4.900% 10/01/44	990,000	1,003,399
Wal-Mart Stores, Inc. 6.200% 4/15/38	730,000	1,048,217
Wal-Mart Stores, Inc. 6.500% 8/15/37	515,000	759,400
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	685,000	705,880

		17,270,772

	Principal Amount	Value
Savings & Loans — 0.1%
Glencore Funding LLC (a) 2.500% 1/15/19	$1,472,000	$1,468,467

Semiconductors — 0.5%
Applied Materials, Inc. 5.850% 6/15/41	1,000,000	1,239,149
Lam Research Corp. 2.750% 3/15/20	1,290,000	1,320,168
Lam Research Corp. 3.800% 3/15/25	2,010,000	2,093,861
QUALCOMM, Inc. 3.450% 5/20/25	1,134,000	1,207,687

		5,860,865

Software — 0.8%
Broadridge Financial Solutions, Inc. 3.400% 6/27/26	1,050,000	1,076,977
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	655,000	695,962
CA, Inc. 2.875% 8/15/18	730,000	743,927
CA, Inc. 5.375% 12/01/19	1,068,000	1,179,439
Microsoft Corp. 4.450% 11/03/45	2,064,000	2,346,572
Oracle Corp. 4.000% 7/15/46	3,590,000	3,709,594

		9,752,471

Telecommunications — 1.1%
AT&T, Inc. 4.750% 5/15/46	1,775,000	1,857,458
AT&T, Inc. 6.550% 2/15/39	455,000	579,448
British Telecom PLC 9.375% 12/15/30	495,000	801,334
CenturyLink, Inc. 6.150% 9/15/19	560,000	604,800
Cisco Systems, Inc. 5.500% 1/15/40	345,000	446,890
Crown Castle Towers LLC (a) 3.222% 5/15/42	1,700,000	1,752,700
Deutsche Telekom International Finance BV 8.750% 6/15/30	475,000	738,338
Embarq Corp. 7.995% 6/01/36	145,000	146,737
Rogers Communications, Inc. 7.500% 8/15/38	50,000	68,490
Telefonica Emisiones SAU 5.462% 2/16/21	475,000	539,389
Turk Telekomunikasyon AS (a) 3.750% 6/19/19	240,000	241,296

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Communications, Inc. 2.625% 2/21/20	$1,650,000	$1,696,877
Verizon Communications, Inc. 4.862% 8/21/46	918,000	1,028,218
Verizon Communications, Inc. 5.012% 8/21/54	1,083,000	1,195,892
Verizon Communications, Inc. 6.550% 9/15/43	1,082,000	1,462,956

		13,160,823

Transportation — 0.4%
Asciano Finance (a) 4.625% 9/23/20	610,000	641,133
Asciano Finance Ltd. (a) 5.000% 4/07/18	1,150,000	1,189,491
Autoridad del Canal de Panama (a) 4.950% 7/29/35	1,050,000	1,191,750
Burlington Northern Santa Fe LLC 6.150% 5/01/37	720,000	984,598
Norfolk Southern Corp. 6.000% 5/23/2111	375,000	459,627
Union Pacific Corp. 5.375% 6/01/33	520,000	633,311

		5,099,910

Trucking & Leasing — 0.5%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	5,210,000	5,275,125
GATX Corp. 2.375% 7/30/18	865,000	873,729

		6,148,854

TOTAL CORPORATE DEBT (Cost $457,006,329)		480,157,161

MUNICIPAL OBLIGATIONS — 1.3%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,950,000	4,602,145
New York City Municipal Water Finance Authority BAB 5.882% 6/15/44	105,000	150,781
Orange County Local Transportation Authority BAB 6.908% 2/15/41	1,350,000	1,967,463
Panhandle-Plains Student Finance Corp., Series 2001-A2, FRN 2.290% 12/01/31	1,900,000	1,823,160
State of California BAB 7.550% 4/01/39	120,000	192,169
State of California BAB 7.600% 11/01/40	3,160,000	5,122,771
State of Illinois 5.365% 3/01/17	2,200,000	2,235,354

		16,093,843

	Principal Amount	Value
TOTAL MUNICIPAL OBLIGATIONS (Cost $14,842,935)		$16,093,843

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.5%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 2.032% 10/20/20	$1,500,000	1,499,999

Automobile ABS — 1.6%
American Credit Acceptance Receivables Trust, Series 2016-3, Class A (a) 1.700% 11/12/20	2,102,135	2,100,328
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	848,710	848,965
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,165,378	1,187,982
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	548,741	546,457
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	438,584	438,304
CPS Auto Trust, Series 2016-C, Class A (a) 1.620% 1/15/20	878,743	877,644
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A (a) 2.420% 11/15/23	1,200,000	1,203,806
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	1,070,000	1,078,599
First Investors Auto Owner Trust, Series 2016-2A, Class B (a) 2.210% 7/15/22	2,990,000	2,994,271
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	98,490	98,446
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A (a) 2.040% 1/15/21	1,192,780	1,196,422
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	2,250,000	2,223,315
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.224% 7/15/20	1,699,562	1,699,089

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oscar US Funding Trust V, Series 2016-2A, Class A4 (a) 2.990% 12/15/23	$4,000,000	$3,998,927
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) 1.840% 11/18/19	34,218	34,188

		20,526,743

Commercial MBS — 3.8%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.938% 2/10/51	1,385,699	1,415,810
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.435% 2/10/51	1,536,791	1,596,192
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.478% 2/10/51	1,310,000	1,363,758
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	463,465	463,975
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	925,000	926,738
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	682,382	687,601
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	2,545,000	2,565,333
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	1,298,542	1,333,163
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM, VRN 5.835% 9/11/42	1,395,000	1,433,933
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.915% 6/11/50	2,870,000	2,935,602
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (a) 3.703% 10/15/45	1,060,000	1,112,329
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	1,375,000	1,502,738

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A4, VRN 4.236% 2/10/47	$1,410,000	$1,585,155
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class C, VRN 4.398% 5/10/48	1,000,000	933,947
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AM, VRN 5.650% 12/10/49	1,335,000	1,366,451
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4, VRN 6.007% 12/10/49	2,254,819	2,305,258
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	995,000	1,061,900
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.951% 7/10/38	1,355,156	1,357,072
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	488,000	547,704
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,767	1,766
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, VRN 5.466% 6/12/47	1,620,000	1,631,866
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	2,202,193	2,269,401
Morgan Stanley Capital I, Series 2011-C2, Class B, VRN (a) 5.200% 6/15/44	1,325,000	1,459,611
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	950,000	951,424
Morgan Stanley Capital I, Series 2007-HQ11, Class A4, VRN 5.447% 2/12/44	1,533,505	1,536,392
Morgan Stanley Capital I, Series 2007-HQ11, Class AM, VRN 5.478% 2/12/44	1,520,000	1,527,067
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	127,337	127,043

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.477% 1/11/43	$712,325	$745,631
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	101,643	101,643
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.483% 8/15/39	206,082	207,452
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	3,015,000	3,023,830
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,004,361	1,014,377
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, VRN 5.591% 4/15/47	1,400,000	1,418,629
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.158% 2/15/51	1,525,000	1,558,043
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN 6.285% 6/15/45	2,667,000	2,681,456
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	145,331	150,129

		46,900,419

Home Equity ABS — 0.6%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.795% 8/25/35	173,102	172,967
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 1.185% 11/25/35	422,013	418,655
Aegis Asset-Backed Securities Trust, Series 2005-2, Class M1, 1 mo. USD LIBOR + .420%, FRN 0.945% 6/25/35	118,173	118,054
Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M1, 1 mo. LIBOR + .500%, FRN 1.024% 6/28/44	521,896	520,517

	Principal Amount	Value
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE9, Class M1, 1 mo. USD LIBOR + ..510%, FRN 1.035% 10/25/35	$18,437	$18,418
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2, 1 mo. USD LIBOR + .430%, FRN 0.955% 7/25/35	120,927	120,327
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.985% 9/25/34	180,089	178,048
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.425% 2/25/35	541,680	440,693
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.155% 5/25/36	448,273	446,502
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.170% 5/25/35	57,471	57,456
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.765% 1/25/36	155,903	154,676
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.170% 4/25/35	204,054	204,206
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 0.695% 8/25/36	111,294	111,299
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.350% 6/25/35	1,083,613	1,074,163
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.245% 3/25/35	1,380,647	1,375,820
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.620% 10/25/28	26	26
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 0.895% 1/25/36	993,582	987,311

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 0.785% 9/25/35	$256,110	$256,227
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.905% 8/25/35	12,985	12,980
Park Place Securities, Inc., Series 2005-WHQ1, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.275% 3/25/35	48,865	48,888
Residential Asset Securities Corp., Series 2005-EMX4, Class M1, 1 mo. USD LIBOR + .430%, FRN 0.955% 11/25/35	431,752	431,371
Structured Asset Investment Loan Trust, Series 2005-7, Class A5, 1 mo. USD LIBOR + .720%, FRN 1.245% 8/25/35	6,254	6,257

		7,154,861

Other ABS — 13.3%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.724% 3/15/42	691,413	659,546
321 Henderson Receivables I LLC, Series 2015-1A, Class A (a) 3.260% 9/15/72	1,347,146	1,349,733
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 2.249% 1/25/35	658,774	656,922
AIMCO CLO Ltd., Series 2014-AA, Class A, 3 mo. USD LIBOR + 1.540%, FRN (a) 2.236% 7/20/26	2,250,000	2,252,151
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.314% 10/15/28	2,620,000	2,620,000
ALM VIII Ltd., Series 2013-8A, Class A1R, 3 mo. LIBOR + 1.490%, FRN (a) 1.000% 10/15/28	1,240,000	1,240,000
ALM VIII Ltd., Series 2013-8A, Class A1A, 3 mo. LIBOR + 1.450%, FRN (a) 2.146% 1/20/26	1,325,000	1,324,988
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	749,705	730,962

	Principal Amount	Value
Alterna Funding II LLC, Series 2015-1A, Class A (a) 2.500% 2/15/24	$1,194,726	$1,178,299
Apidos CLO XV, Series 2013-15A, Class A1, 3 mo. USD LIBOR + 1.350%, FRN (a) 2.046% 10/20/25	745,000	745,006
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (a) 4.277% 9/05/44	1,450,000	1,473,671
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	1,885,750	1,968,252
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.274% 12/15/42	1,601,607	1,554,182
Atlas Senior Loan Fund V Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.550%, FRN (a) 2.229% 7/16/26	1,950,000	1,950,070
AVANT Loans Funding Trust, Series 2016-C, Class A (a) 2.960% 9/16/19	1,186,144	1,185,935
Avery Point CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.460%, FRN (a) 2.139% 7/17/26	2,200,000	2,200,022
Avery Point III CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.079% 1/18/25	1,250,000	1,250,004
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.228% 8/05/27	3,825,000	3,827,746
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	172,428	171,781
Birchwood Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.440%, FRN (a) 2.120% 7/15/26	2,180,000	2,180,179
Blue Hill CLO Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.160% 1/15/26	825,000	825,247
BlueMountain CLO Ltd., Series 2013-2A, Class A, 3 mo. USD LIBOR + 1.200%, FRN (a) 1.902% 1/22/25	930,000	927,708

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.109% 7/18/27	$2,595,000	$2,600,034
BlueMountain CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.152% 10/29/25	650,000	650,029
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	2,443,614	2,469,492
CAN Capital Funding LLC, Series 2014-1A, Class A (a) 3.117% 4/15/20	1,500,000	1,486,945
Capital Automotive REIT, Series 2014-1A, Class A (a) 3.660% 10/15/44	900,000	902,208
Carlyle Global Market Strategies, Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.300%, FRN (a) 2.117% 2/14/25	750,000	750,011
Carlyle Global Market Strategies, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.520%, FRN (a) 2.199% 4/17/25	3,415,000	3,415,089
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	131,884	131,643
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.724% 11/25/45	646,088	646,426
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,184,375	1,188,260
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	1,346,351	1,352,855
Cronos Containers Program I Ltd., Series 2014-2A, Class A (a) 3.270% 11/18/29	477,778	464,555
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	2,595,475	2,618,271
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	464,499	464,878
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	1,145,753	1,152,457
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	1,319,159	1,343,725

	Principal Amount	Value
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	$2,878,250	$2,902,534
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (a) 4.474% 10/25/45	3,076,750	3,118,598
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	1,746,466	1,793,447
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	1,083,333	1,062,186
Drug Royalty Corp., Inc., Series 2014-1, Class A2 (a) 3.484% 7/15/23	515,819	517,670
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	144,615	146,616
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (a) 2.029% 4/18/26	3,190,000	3,189,987
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.130% 7/15/26	2,925,000	2,923,040
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (a) 2.810% 4/25/28	2,548,771	2,547,674
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	580,401	567,158
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	1,485,001	1,495,954
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	634,043	658,134
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	2,045,060	2,074,630
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.975% 7/25/35	64,882	64,858
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.146% 7/20/27	2,875,000	2,873,827
Global SC Finance II SRL, Series 2014-1A, Class A1 (a) 3.190% 7/17/29	391,667	377,664

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Global SC Finance II SRL, Series 2013-2A, Class A (a) 3.670% 11/17/28	$1,150,500	$1,132,286
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	272,529	268,474
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 1.865% 4/25/25	3,600,000	3,581,233
GoldenTree Loan Opportunities VII Ltd., Series 2014-8A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.138% 4/19/26	2,405,000	2,405,094
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	904,906	902,078
HERO Funding Trust, Series 2016-3A, Class A1 (a) 3.080% 9/20/42	2,080,000	2,080,000
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	962,736	964,520
Icon Brand Holdings LLC, Series 2012-1A, Class A (Acquired 11/16/12-7/22/14, Cost $1,065,268) (a) (b) 4.229% 1/25/43	840,080	765,237
Icon Brand Holdings LLC, Series 2013-1A, Class A (Acquired 1/9/14, Cost $1,104,317) (a) (b) 4.352% 1/25/43	879,561	817,354
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.129% 1/18/26	1,850,000	1,847,377
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.180% 7/15/26	2,850,000	2,860,619
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 1.830% 7/15/25	1,100,000	1,098,712
Leaf Receivables Funding LLC, Series 2016-1, Class A1 (a) 1.000% 6/15/17	2,551,421	2,551,433
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.320% 2/25/35	534,367	530,148
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.196% 7/20/26	2,970,000	2,970,086

	Principal Amount	Value
Magnetite CLO Ltd., Series 2016-18A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 1.000% 11/15/28	$760,000	$760,000
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	2,737,808	2,738,703
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	320,361	319,442
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	1,300,260	1,303,586
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.275% 7/25/35	388,666	391,351
MVW Owner Trust, Series 2016-1A, Class A (a) 2.250% 12/20/33	748,924	747,475
MVW Owner Trust, Series 2015-1A, Class A (a) 2.520% 12/20/32	1,152,836	1,158,758
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	343,123	342,932
Nomad CLO Ltd., Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.200%, FRN (a) 1.880% 1/15/25	1,575,000	1,570,456
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (a) 1.816% 4/20/25	2,100,000	2,084,729
OHA Loan Funding Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.250%, FRN (a) 1.965% 7/23/25	1,710,000	1,707,613
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	870,000	868,925
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	370,424	372,535
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	750,000	741,901
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	1,400,000	1,407,033
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.250%, FRN (a) 2.061% 2/20/25	700,000	698,428

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Race Point VIII CLO Ltd., Series 2012-7A, Class A, 3 mo. USD LIBOR + 1.420%, FRN (a) 2.208% 11/08/24	$1,200,000	$1,199,138
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1, 1 mo. USD LIBOR + ..400%, FRN 0.925% 10/25/35	513,325	512,682
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	1,258,952	1,262,177
Sierra Receivables Funding Co. LLC, Series 2016-2A, Class A (a) 2.330% 7/20/33	1,752,308	1,751,372
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	100,345	100,567
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	402,425	402,755
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	4,440,000	4,461,503
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	4,117,393	4,136,900
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.975% 6/25/36	555,000	549,395
Spirit Master Funding LLC, Series 2014-4A, Class A1 (a) 3.501% 1/20/45	1,000,000	971,035
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	3,543,031	3,544,138
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	1,870,000	1,869,928
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	1,200,000	1,202,758

	Principal Amount	Value
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.775% 11/25/37	$44,196	$44,177
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	306,666	313,531
Symphony CLO XV Ltd., Series 2014-15A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.129% 10/17/26	2,900,000	2,900,046
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	2,500,000	2,540,456
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) (c) 2.399% 10/13/29	2,150,000	2,150,000
Textainer Marine Containers III Ltd., Series 2014-1A, Class A (a) 3.270% 10/20/39	468,833	455,561
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	310,151	312,994
VSE VOI Mortgage LLC, Series 2016-A, Class A (a) 2.540% 7/20/33	2,890,000	2,901,413
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	3,935,250	3,953,037
Wendys Funding LLC, Series 2015-1A, Class A2II (a) 4.080% 6/15/45	1,811,700	1,839,374
Wendys Funding LLC, Series 2015-1A, Class A23 (a) 4.497% 6/15/45	2,178,000	2,177,530
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	1,555,444	1,560,177

		165,324,421

Student Loans ABS — 6.3%
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.515% 7/01/38	698,206	634,510
College Loan Corp. Trust, Series 2002-1, Class A5, 28 day ARS, FRN (a) 3/01/42	700,000	629,547

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS, FRN 1/25/47	$900,000	$672,779
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A4, 3 mo. USD LIBOR + ..160%, FRN 0.784% 3/28/35	1,500,000	1,399,992
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 2.425% 10/27/31	376,351	378,460
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.524% 4/25/40	1,139,448	1,136,277
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	2,291,679	2,287,892
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	1,209,930	1,236,114
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (a) 2.326% 10/27/36	4,950,051	4,950,064
Earnest Student Loan Program LLC, Series 2016-B, Class A2 (a) 3.020% 5/25/34	1,962,686	1,962,642
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 1.864% 7/26/66	4,750,000	4,749,923
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 6/15/43	1,750,000	1,742,189
Education Funding Capital Trust I, Series 2004-1, Class A5, 28 day ARS, FRN 1.450% 6/15/43	1,075,000	1,050,613
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.687% 6/15/43	1,100,000	1,068,972
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.943% 6/15/43	450,000	416,257
Education Services of America, Series 2014-4, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.025% 6/25/48	1,200,000	988,094

	Principal Amount	Value
Education Services of America, Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.025% 10/25/56	$1,100,000	$920,042
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. USD LIBOR + 3.700%, FRN 4.415% 4/25/46	625,000	673,361
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS, FRN (a) 1/01/44	450,000	390,174
Higher Education Funding I, Series 2004-1, Class B2, 28 day ARS, FRN (a) 1/01/44	450,000	362,506
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 1.163% 9/27/35	1,150,875	1,138,357
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. USD LIBOR + .150%, FRN 0.675% 10/25/27	328,030	327,370
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 0.765% 11/27/28	484,157	479,552
Navient Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.225% 2/25/70	3,307,637	3,216,821
Navient Student Loan Trust, Series 2014-1, Class A4, 1 mo. USD LIBOR + .750%, FRN 1.275% 2/25/39	3,000,000	2,796,908
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 1.775% 6/25/65	3,337,796	3,337,805
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.025% 10/25/58	940,000	764,400
Navient Student Loan Trust, Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.025% 6/25/65	2,370,000	2,438,819
Nelnet Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .120%, FRN 0.835% 4/25/31	1,220,000	1,173,372

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 0.966% 3/23/37	$1,300,000	$1,227,887
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.107% 6/25/41	963,454	785,912
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (a) 1.155% 1/25/37	2,509,238	2,440,480
Nelnet Student Loan Trust, Series 2005-4, Class A4A, 7 day ARS, FRN 1.527% 3/22/32	325,000	303,923
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. USD LIBOR + .800%, FRN 1.515% 7/25/36	1,600,000	1,522,244
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. USD LIBOR + .300%, FRN 0.980% 7/15/36	378,000	367,795
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 6/17/30	250,000	250,000
SLM Student Loan Trust, Series 2007-3, Class B, 3 mo. USD LIBOR + .150%, FRN 0.865% 1/25/28	2,400,000	1,728,042
SLM Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .150%, FRN 0.865% 4/25/40	1,156,949	968,280
SLM Student Loan Trust, Series 2005-5, Class A5, 3 mo. USD LIBOR + .750%, FRN 1.465% 10/25/40	1,056,000	1,013,805
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.025% 6/25/43	1,420,000	1,232,506
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 3.022% 9/15/28	650,000	650,000
SLM Student Loan Trust, Series 2002-7, Class A10, 28 day ARS, FRN 3.027% 3/15/28	697,000	697,000
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 3.030% 3/15/28	1,518,000	1,518,000

	Principal Amount	Value
SMB Private Education Loan Trust, Series 2016-B, Class A2A (a) 2.430% 2/17/32	$1,575,000	$1,594,476
SMB Private Education Loan Trust, Series 2016-A, Class A2A (a) 2.700% 5/15/31	3,000,000	3,020,283
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 1.725% 6/25/33	2,737,066	2,737,065
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.275% 8/25/36	1,334,648	1,358,738
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B (a) 2.340% 4/25/33	1,300,000	1,299,838
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B (a) 2.360% 12/27/32	570,000	565,183
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B (a) 2.740% 10/25/32	2,300,000	2,361,524
SoFi Professional Loan Program LLC, Series 2016-A, Class A2 (a) 2.760% 12/26/36	2,880,605	2,924,596
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000%, FRN 1.523% 1/03/33	1,800,000	1,739,053
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.023% 8/01/35	1,100,000	944,074
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. USD LIBOR + ..850%, FRN 1.496% 10/01/46	1,700,000	1,636,791

		78,211,307

WL Collateral CMO — 0.8%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, FRN 3.301% 8/25/34	65,603	64,236
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 2.025% 7/25/25	1,723,138	1,726,656
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 2.954% 2/25/34	18,700	17,977

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 3.294% 9/25/33	$7,654	$7,214
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M1, 1 mo. USD LIBOR + .800%, FRN 1.324% 3/25/29	880,000	880,288
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350%, FRN 1.874% 3/25/29	790,000	790,971
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C05, Class 2M1, 1 mo. USD LIBOR + 1.350%, FRN 1.875% 1/25/29	2,225,306	2,234,078
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 mo. USD LIBOR + 1.450%, FRN 1.975% 1/25/29	2,516,240	2,531,473
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.285% 8/25/34	11,620	11,391
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 2.786% 8/25/34	59,565	53,183
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 0.775% 8/25/36	7,936	7,912
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.032% 2/25/34	7,437	7,348
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 3.065% 7/25/33	4,179	4,118
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 2.875% 2/25/34	239	246
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 3.056% 3/25/34	40,119	40,277
Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1, 1 mo. USD LIBOR + 1.350%, FRN 1.875% 4/25/28	720,342	721,402

	Principal Amount	Value
Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 1.975% 7/25/28	$1,226,583	$1,231,987
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.907% 4/25/44	87,020	86,912

		10,417,669

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 3.157% 6/25/32	24,194	23,630

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $330,492,608)		330,059,049

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Colombia Government International Bond 6.125% 1/18/41	2,480,000	2,994,600
Colombia Government International Bond 7.375% 3/18/19	725,000	818,525
Mexico Government International Bond 4.750% 3/08/44	1,955,000	2,025,869
Peruvian Government International Bond 6.550% 3/14/37	405,000	572,063
Poland Government International Bond 6.375% 7/15/19	690,000	776,250
Province of Quebec Canada 7.500% 9/15/29	390,000	587,067
United Mexican States 5.125% 1/15/20	850,000	944,775
United Mexican States 6.750% 9/27/34	685,000	905,912

		9,625,061

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,700,070)		9,625,061

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 26.3%
Collateralized Mortgage Obligations — 1.7%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	3,951,341	4,078,115

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 4290, Class CA 3.500% 12/15/38	$2,335,877	$2,430,173
Series 2617, Class Z 5.500% 5/15/33	1,931,567	2,189,684
Series 2693, Class Z 5.500% 10/15/33	3,371,996	3,774,442
Series 3423, Class PB 5.500% 3/15/38	748,596	845,874
Series 2178, Class PB 7.000% 8/15/29	74,411	85,350
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	1,528,379	1,637,437
Series 2014-48, Class AB 4.000% 10/25/40	3,278,848	3,446,063
Series 2007-32, Class Z 5.500% 4/25/37	1,083,853	1,213,273
Series 2010-60, Class HJ 5.500% 5/25/40	742,145	820,369
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	967,955	1,074,720
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	71,749	79,846

		21,675,346

Pass-Through Securities — 24.6%
Federal Home Loan Mortgage Corp. Pool #G11630 3.500% 6/01/19	84,002	88,786
Pool #J13972 3.500% 1/01/26	80,724	85,448
Pool #C91344 3.500% 11/01/30	208,940	223,084
Pool #C91424 3.500% 1/01/32	139,940	149,413
Pool #Q37467 3.500% 11/01/45	6,653,329	7,084,495
Pool #Q37468 3.500% 11/01/45	4,896,516	5,230,665
Pool #C91239 4.500% 3/01/29	11,753	12,908
Pool #C91251 4.500% 6/01/29	73,522	80,742
Pool #C03537 4.500% 8/01/40	1,483,927	1,643,681
Pool #G06057 4.500% 10/01/40	1,433,842	1,578,122
Pool #G60485 4.500% 10/01/41	1,873,488	2,062,886
Pool #G60469 4.500% 1/01/42	1,192,799	1,313,197

	Principal Amount	Value
Pool #G60342 4.500% 5/01/42	$5,974,791	$6,576,005
Pool #G60172 4.500% 9/01/43	1,911,801	2,118,813
Pool #G05253 5.000% 2/01/39	361,486	404,540
Pool #C90939 5.500% 12/01/25	46,227	51,874
Pool #C91026 5.500% 4/01/27	75,590	84,849
Pool #D97258 5.500% 4/01/27	71,609	80,367
Pool #C91074 5.500% 8/01/27	7,469	8,395
Pool #D97417 5.500% 10/01/27	15,182	17,036
Pool #C91128 5.500% 12/01/27	3,615	4,067
Pool #C91148 5.500% 1/01/28	141,930	159,526
Pool #C91176 5.500% 5/01/28	52,031	58,400
Pool #C91217 5.500% 11/01/28	19,764	22,218
Pool #G11431 6.000% 2/01/18	1,066	1,079
Pool #C01079 7.500% 10/01/30	2,387	2,885
Pool #C01135 7.500% 2/01/31	7,181	8,601
Pool #554904 9.000% 3/01/17	9	9
Federal Home Loan Mortgage Corp. TBA Pool #1J1368 3.000% 10/01/43 (d)	7,450,000	7,725,592
Pool #1513 4.000% 7/01/42 (d)	10,950,000	11,745,158
Federal National Mortgage Association Pool #725692 2.642% 10/01/33 1 year CMT + 2.144%, FRN	203,500	214,128
Pool #888586 2.668% 10/01/34 1 year CMT + 2.212%, FRN	188,040	198,290
Pool #775539 2.821% 5/01/34 12 mo. USD LIBOR + 1.635%, FRN	64,889	67,865
Pool #BC6007 3.000% 5/01/31	4,877,000	5,127,137

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AO8180 3.000% 9/01/42	$47,858	$49,900
Pool #AP8668 3.000% 12/01/42	259,739	270,656
Pool #AR1975 3.000% 12/01/42	58,278	60,727
Pool #AB7397 3.000% 12/01/42	220,463	229,867
Pool #AB7401 3.000% 12/01/42	211,869	220,906
Pool #AR0306 3.000% 1/01/43	17,669	18,412
Pool #AR5391 3.000% 1/01/43	139,722	145,595
Pool #AL3215 3.000% 2/01/43	201,138	209,592
Pool #AR4109 3.000% 2/01/43	184,880	192,650
Pool #AB8809 3.000% 3/01/43	110,381	115,020
Pool #MA1368 3.000% 3/01/43	364,641	379,967
Pool #AR4432 3.000% 3/01/43	73,531	76,622
Pool #AT0169 3.000% 3/01/43	309,813	322,835
Pool #AR2174 3.000% 4/01/43	366,450	381,852
Pool #AS1304 3.500% 12/01/28	2,505,553	2,654,223
Pool #AV1897 3.500% 12/01/28	388,740	411,806
Pool #AV2325 3.500% 12/01/28	1,308,645	1,386,295
Pool #AS6187 3.500% 11/01/45	15,284,183	16,273,476
Pool #AS6293 3.500% 12/01/45	5,845,970	6,224,360
Pool #AS6306 3.500% 12/01/45	5,272,668	5,627,955
Pool #AS6476 3.500% 1/01/46	4,827,495	5,154,293
Pool #AS6477 3.500% 1/01/46	5,603,594	5,968,047
Pool #AS6475 3.500% 1/01/46	4,634,179	4,962,373
Pool #AZ7917 4.000% 3/01/41	643,281	696,954
Pool #AL2441 4.000% 9/01/42	4,044,877	4,410,812
Pool #AL8422 4.000% 1/01/43	583,355	632,029
Pool #BC5984 4.000% 4/01/46	1,253,906	1,348,145

	Principal Amount	Value
Pool #AA3980 4.500% 4/01/28	$89,769	$100,605
Pool #AB1466 4.500% 9/01/40	742,784	818,629
Pool #AH6787 4.500% 3/01/41	1,352,069	1,499,424
Pool #AL7566 4.500% 10/01/42	1,454,183	1,603,578
Pool #AL6997 4.500% 11/01/42	2,883,955	3,198,261
Pool #AD6437 5.000% 6/01/40	815,228	915,284
Pool #AD6996 5.000% 7/01/40	5,722,001	6,394,784
Pool #AL8173 5.000% 2/01/44	2,249,737	2,509,336
Pool #AD0836 5.500% 11/01/28	136,404	153,561
Pool #575667 7.000% 3/01/31	13,367	16,054
Pool #497120 7.500% 8/01/29	356	432
Pool #529453 7.500% 1/01/30	2,908	3,523
Pool #531196 7.500% 2/01/30	379	459
Pool #532418 7.500% 2/01/30	4,526	5,484
Pool #530299 7.500% 3/01/30	423	496
Pool #536386 7.500% 4/01/30	514	620
Pool #535996 7.500% 6/01/31	9,714	11,737
Pool #523499 8.000% 11/01/29	301	365
Pool #252926 8.000% 12/01/29	276	335
Pool #532819 8.000% 3/01/30	202	248
Pool #534703 8.000% 5/01/30	3,054	3,731
Pool #253437 8.000% 9/01/30	213	261
Pool #253481 8.000% 10/01/30	136	166
Pool #602008 8.000% 8/01/31	6,298	7,674
Pool #596656 8.000% 8/01/31	2,247	2,465
Pool #190317 8.000% 8/01/31	4,803	5,868
Pool #597220 8.000% 9/01/31	3,491	4,275

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association TBA Pool #1866 2.500% 11/01/28 (d)	$72,900,000	$75,368,919
Pool #1817 3.000% 12/01/43 (d)	13,120,000	13,608,925
Pool #18388 4.000% 11/01/42 (d)	13,775,000	14,775,302
Pool #21133 4.500% 7/01/40 (d)	6,100,000	6,680,453
Government National Mortgage Association Pool #783896 3.500% 5/15/44	5,474,062	5,877,989
Pool #371146 7.000% 9/15/23	576	645
Pool #352022 7.000% 11/15/23	8,760	9,909
Pool #374440 7.000% 11/15/23	602	674
Pool #491089 7.000% 12/15/28	10,769	12,470
Pool #480539 7.000% 4/15/29	486	578
Pool #488634 7.000% 5/15/29	2,594	3,077
Pool #478658 7.000% 5/15/29	2,434	2,908
Pool #500928 7.000% 5/15/29	4,826	5,749
Pool #499410 7.000% 7/15/29	1,409	1,687
Pool #508655 7.000% 7/15/29	149	176
Pool #510083 7.000% 7/15/29	1,786	2,116
Pool #493723 7.000% 8/15/29	7,585	9,067
Pool #516706 7.000% 8/15/29	130	141
Pool #505558 7.000% 9/15/29	1,568	1,872
Pool #581417 7.000% 7/15/32	25,957	31,195
Pool #203940 7.500% 4/15/17	553	559
Pool #193870 7.500% 5/15/17	1,019	1,034
Pool #192796 7.500% 6/15/17	158	161
Pool #226163 7.500% 7/15/17	1,886	1,919

	Principal Amount	Value
Government National Mortgage Association II Pool #008746 2.000% 11/20/25 1 year CMT + 1.500%, FRN	$6,088	$6,223
Pool #080136 2.000% 11/20/27 1 year CMT + 1.500%, FRN	1,186	1,215
Pool #82462 2.000% 1/20/40 1 year CMT + 1.500%, FRN	752,756	776,527
Pool #82488 2.000% 3/20/40 1 year CMT + 1.500%, FRN	725,751	749,663
Pool #784026 3.500% 12/20/44	1,904,091	2,043,848
Government National Mortgage Association II TBA Pool #264 2.500% 7/01/44 (d)	12,000,000	12,206,250
Pool #1581 3.000% 8/01/44 (d)	41,500,000	43,395,060

		305,489,596

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $324,882,244)		327,164,942

U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Bonds & Notes — 5.0%
U.S. Treasury Bond 2.500% 5/15/46	9,950,000	10,330,070
U.S. Treasury Bond 2.875% 8/15/45	20,700,000	23,125,647
U.S. Treasury Bond (e) 3.500% 2/15/39	19,600,000	24,328,500
U.S. Treasury Note 1.250% 3/31/21	4,000,000	4,021,125
U.S. Treasury Note 1.625% 5/15/26	600,000	601,376

		62,406,718

TOTAL U.S. TREASURY OBLIGATIONS (Cost $59,241,066)		62,406,718

TOTAL BONDS & NOTES (Cost $1,195,165,252)		1,225,506,774

TOTAL LONG-TERM INVESTMENTS (Cost $1,197,540,252)		1,228,101,224

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 16.3%
Commercial Paper — 16.3%
Agrium, Inc. 1.016% 12/07/16	$18,000,000	$17,968,210
Anheuser-Busch InBev Worldwide, Inc. (a) 1.019% 1/13/17	5,000,000	4,989,645
Anheuser-Busch InBev Worldwide, Inc. (a) 1.150% 10/07/16	5,100,000	5,099,613
Anheuser-Busch InBev Worldwide, Inc. (a) 1.350% 10/14/16	8,000,000	7,998,678
CDP Financial, Inc. (a) 1.200% 3/07/17	2,700,000	2,690,354
CDP Financial, Inc. (a) 1.220% 3/13/17	5,000,000	4,981,049
CDP Financial, Inc. (a) 1.234% 2/23/17	5,000,000	4,984,204
Dollar General Corp. (a) 0.600% 10/03/16	3,500,000	3,499,770
Ford Motor Credit Co. 1.030% 11/03/16	6,400,000	6,395,013
Ford Motor Credit Co. 1.050% 11/09/16	7,500,000	7,493,058
Ford Motor Credit Co. 1.067% 11/14/16	6,000,000	5,993,700
Fortive Corp. (a) 1.100% 10/26/16	3,900,000	3,897,716
Hyundai Capital America (a) 1.016% 12/15/16	10,000,000	9,979,543
Hyundai Capital America (a) 1.016% 12/21/16	10,000,000	9,977,336
Monsanto Co. (a) 1.270% 11/30/16	15,000,000	14,977,023
National Grid USA (a) 0.900% 10/17/16	400,000	399,851
ONEOK Partners LP (a) 1.100% 10/12/16	4,655,000	4,653,813
ONEOK Partners LP (a) 1.100% 10/19/16	2,400,000	2,398,996
ONEOK Partners LP (a) 1.116% 10/13/16	4,000,000	3,998,888
ONEOK Partners LP (a) 1.116% 10/24/16	8,000,000	7,995,696
Schlumberger Holding Corp. (a) 1.037% 12/15/16	5,000,000	4,990,827
Schlumberger Holding Corp. (a) 1.037% 10/17/16	10,000,000	9,996,756
Schlumberger Holding Corp. (a) 1.068% 11/17/16	4,000,000	3,995,989

	Principal Amount	Value
Schlumberger Holding Corp. (a) 1.080% 10/04/16	$2,525,000	$2,524,825
Sempra Energy Holdings (a) 0.964% 10/12/16	5,000,000	4,998,725
Sempra Energy Holdings (a) 1.140% 11/16/16	5,000,000	4,994,465
Spectra Energy Capital LLC (a) 1.015% 10/18/16	4,000,000	3,998,420
The Bank of Nova Scotia (a) 1.255% 2/21/17	15,000,000	14,937,840
Thomson Reuters Corp. (a) 0.913% 10/13/16	5,000,000	4,998,790
Thomson Reuters Corp. (a) 1.118% 10/12/16	7,000,000	6,998,448
Whirlpool Corp. (a) 1.016% 12/14/16	10,000,000	9,979,896

		202,787,137

Time Deposit — 0.0%
Euro Time Deposit 0.010% 10/03/16	135,216	135,216

TOTAL SHORT-TERM INVESTMENTS (Cost $202,857,129)		202,922,353

TOTAL INVESTMENTS — 115.0% (Cost $1,400,397,381) (f)		1,431,023,577

Other Assets/(Liabilities) — (15.0)%		(186,747,988)

NET ASSETS — 100.0%		$1,244,275,589

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities amounted to a value of $483,713,111 or 38.88% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)	Restricted security. Certain securities are restricted as to resale. At September 30, 2016, these securities amounted to a value of $1,582,591 or 0.13% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2016, these securities amounted to a value of $2,150,000 or 0.17% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts and open swaps agreements. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.9%

CORPORATE DEBT — 40.9%
Aerospace & Defense — 1.0%
Harris Corp. 2.700% 4/27/20	$1,034,000	$1,053,326
L-3 Communications Corp. 5.200% 10/15/19	885,000	969,065

		2,022,391

Agriculture — 1.0%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	830,000	840,722
Bunge Ltd. Finance Corp. 3.500% 11/24/20	330,000	345,150
Imperial Brands Finance PLC (a) 2.950% 7/21/20	887,000	915,798

		2,101,670

Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	34,583	35,143
WestJet Airlines Ltd. (a) 3.500% 6/16/21	525,000	538,013

		573,156

Auto Manufacturers — 1.6%
Ford Motor Credit Co. LLC 2.240% 6/15/18	1,000,000	1,007,985
General Motors Co. 3.500% 10/02/18	205,000	211,324
General Motors Financial Co., Inc. 2.400% 5/09/19	110,000	110,620
General Motors Financial Co., Inc. 3.100% 1/15/19	520,000	530,051
General Motors Financial Co., Inc. 3.200% 7/13/20	25,000	25,599
Hyundai Capital America (a) 2.000% 7/01/19	65,000	65,353
Hyundai Capital America (a) 2.550% 2/06/19	170,000	172,953
Hyundai Capital America (a) 3.000% 10/30/20	800,000	829,004
Nissan Motor Acceptance Corp. (a) 1.900% 9/14/21	480,000	478,701

		3,431,590

Automotive & Parts — 0.9%
The Goodyear Tire & Rubber Co. 5.125% 11/15/23	1,050,000	1,094,625
Lear Corp. 4.750% 1/15/23	850,000	882,937

		1,977,562

	Principal Amount	Value
Banks — 3.8%
ANZ New Zealand Int’l Ltd. (a) 2.250% 2/01/19	$1,090,000	$1,103,520
Bancolombia SA 5.950% 6/03/21	345,000	380,690
CIT Group, Inc. 4.250% 8/15/17	1,050,000	1,069,688
Citigroup, Inc. 2.350% 8/02/21	1,065,000	1,069,144
First Horizon National Corp. 3.500% 12/15/20	980,000	1,000,240
Itau Unibanco Holding SA (a) 2.850% 5/26/18	270,000	270,675
Macquarie Bank Ltd. (a) 2.850% 1/15/21	130,000	133,904
Mitsubishi UFJ Trust & Banking Corp. (a) 2.650% 10/19/20	910,000	931,871
Regions Financial Corp. 3.200% 2/08/21	1,095,000	1,138,317
Regions Financial Corp. 7.500% 5/15/18	130,000	141,465
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	485,000	481,046
SVB Financial Group 5.375% 9/15/20	75,000	83,360
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	370,000	372,805

		8,176,725

Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	660,000	681,051
Coca-Cola Femsa SAB de CV 2.375% 11/26/18	850,000	864,635
Molson Coors Brewing Co. 2.100% 7/15/21	185,000	186,703

		1,732,389

Biotechnology — 0.5%
Celgene Corp. 2.250% 5/15/19	70,000	71,189
Celgene Corp. 2.875% 8/15/20	965,000	998,276

		1,069,465

Building Materials — 1.0%
Holcim US Finance Sarl & Cie SCS (a) 6.000% 12/30/19	695,000	776,575
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 1.938% 6/30/17	205,000	205,496
Masco Corp. 3.500% 4/01/21	480,000	496,800

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Masco Corp. 7.125% 3/15/20	$500,000	$575,000

		2,053,871

Chemicals — 2.0%
Air Liquide Finance SA (a) 1.750% 9/27/21	200,000	199,261
Airgas, Inc. 3.050% 8/01/20	915,000	949,563
CF Industries, Inc. 6.875% 5/01/18	1,075,000	1,156,377
Ecolab, Inc. 2.000% 1/14/19	460,000	465,340
LyondellBasell Industries NV 5.000% 4/15/19	960,000	1,030,352
RPM International, Inc. 6.125% 10/15/19	328,000	365,750
RPM International, Inc. 6.500% 2/15/18	85,000	90,155

		4,256,798

Commercial Services — 0.8%
Leidos Holdings, Inc. 4.450% 12/01/20	525,000	545,842
S&P Global, Inc. 3.300% 8/14/20	635,000	666,579
The Western Union Co. 5.930% 10/01/16	545,000	545,000

		1,757,421

Computers — 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 3.480% 6/01/19	370,000	380,534
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 4.420% 6/15/21	345,000	360,566

		741,100

Diversified Financial — 5.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	1,010,000	1,056,713
Air Lease Corp. (b) 2.125% 1/15/20	300,000	299,376
Air Lease Corp. 3.375% 1/15/19	365,000	374,899
Air Lease Corp. 5.625% 4/01/17	465,000	472,929
Ally Financial, Inc. 3.600% 5/21/18	440,000	446,600
Ally Financial, Inc. 4.750% 9/10/18	800,000	828,000
BGC Partners, Inc. (a) 5.125% 5/27/21	525,000	549,753

	Principal Amount	Value
General Motors Financial Co., Inc. 2.625% 7/10/17	$190,000	$191,507
The Goldman Sachs Group, Inc. 2.875% 2/25/21	2,090,000	2,143,594
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	955,000	956,146
International Lease Finance Corp. 3.875% 4/15/18	100,000	102,375
Lazard Group LLC 4.250% 11/14/20	465,000	498,569
Lazard Group LLC 6.850% 6/15/17	39,000	40,238
Merrill Lynch & Co., Inc. 5.700% 5/02/17	1,900,000	1,944,526
Morgan Stanley 2.450% 2/01/19	1,685,000	1,715,362

		11,620,587

Electric — 1.7%
Ameren Corp. 2.700% 11/15/20	385,000	396,943
EDP Finance BV (a) 4.125% 1/15/20	750,000	777,375
EDP Finance BV (a) 4.900% 10/01/19	108,000	114,783
Entergy Texas, Inc. 2.550% 6/01/21	75,000	77,137
Entergy Texas, Inc. 7.125% 2/01/19	580,000	650,637
IPALCO Enterprises, Inc. 5.000% 5/01/18	315,000	328,388
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	350,000	388,500
Majapahit Holding BV (a) 7.750% 1/20/20	330,000	379,500
The Southern Co. 1.850% 7/01/19	135,000	136,062
The Southern Co. 2.350% 7/01/21	290,000	295,539

		3,544,864

Electronics — 0.3%
FLIR Systems, Inc. 3.125% 6/15/21	480,000	495,423
Jabil Circuit, Inc. 8.250% 3/15/18	90,000	97,983

		593,406

Environmental Controls — 0.2%
Clean Harbors, Inc. 5.250% 8/01/20	415,000	426,413

Foods — 0.1%
JBS Investments GmbH (a) 7.750% 10/28/20	200,000	209,500

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tyson Foods, Inc. 2.650% 8/15/19	$60,000	$61,524

		271,024

Forest Products & Paper — 0.5%
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	1,000,000	1,022,500

Hand & Machine Tools — 0.3%
Stanley Black & Decker, Inc. 2.451% 11/17/18	630,000	643,662

Health Care – Products — 0.3%
Boston Scientific Corp. 2.850% 5/15/20	255,000	262,810
Zimmer Biomet Holdings, Inc. 2.000% 4/01/18	398,000	400,660

		663,470

Health Care – Services — 1.7%
Aetna, Inc. 1.900% 6/07/19	485,000	489,450
Cigna Corp. 4.000% 2/15/22	276,000	300,065
Cigna Corp. 4.500% 3/15/21	470,000	515,504
HCA, Inc. 3.750% 3/15/19	1,040,000	1,075,100
Laboratory Corp. of America Holdings 2.625% 2/01/20	440,000	448,314
UnitedHealth Group, Inc. 1.700% 2/15/19	855,000	860,684

		3,689,117

Home Builders — 0.4%
Lennar Corp. 4.500% 11/15/19	888,000	935,730

Housewares — 0.3%
Newell Brands, Inc. 2.600% 3/29/19	660,000	674,810

Insurance — 2.0%
American International Group, Inc. 3.300% 3/01/21	450,000	472,140
CNA Financial Corp. 5.750% 8/15/21	93,000	107,215
Lincoln National Corp. 6.250% 2/15/20	400,000	450,170
Reinsurance Group of America, Inc. 5.625% 3/15/17	450,000	458,082
TIAA Asset Management Finance Co. LLC (a) 2.950% 11/01/19	945,000	973,719
Trinity Acquisition PLC 3.500% 9/15/21	330,000	343,950
Unum Group 3.000% 5/15/21	135,000	138,030

	Principal Amount	Value
Willis North America, Inc. 6.200% 3/28/17	$270,000	$275,882
Willis Towers Watson PLC 5.750% 3/15/21	370,000	416,687
XLIT Ltd. 5.750% 10/01/21	465,000	532,268

		4,168,143

Internet — 0.4%
Expedia, Inc. 7.456% 8/15/18	758,000	834,677

Investment Companies — 0.4%
Ares Capital Corp. 3.875% 1/15/20	465,000	480,940
FS Investment Corp. 4.000% 7/15/19	365,000	371,248

		852,188

Iron & Steel — 0.1%
Reliance Steel & Aluminum Co. 6.200% 11/15/16	185,000	185,808

Leisure Time — 0.4%
Brunswick Corp. (a) 4.625% 5/15/21	878,000	902,145

Lodging — 0.3%
Marriott International, Inc. 2.300% 1/15/22	30,000	30,253
Marriott International, Inc. 2.875% 3/01/21	605,000	627,609

		657,862

Machinery – Diversified — 0.3%
CNH Industrial Capital LLC 3.375% 7/15/19	308,000	313,390
CNH Industrial Capital LLC 3.625% 4/15/18	100,000	101,250
CNH Industrial Capital LLC 4.875% 4/01/21	115,000	122,188
CNH Industrial Capital LLC 6.250% 11/01/16	190,000	190,570

		727,398

Manufacturing — 0.3%
Tyco Electronics Group SA 6.550% 10/01/17	700,000	735,473

Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital (a) 3.579% 7/23/20	605,000	632,345
Sirius XM Radio, Inc. (a) 4.250% 5/15/20	900,000	918,000
Viacom, Inc. 2.250% 2/04/22	95,000	94,555

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Viacom, Inc. 6.125% 10/05/17	$550,000	$574,222

		2,219,122

Mining — 0.5%
Glencore Canada Corp. 5.500% 6/15/17	890,000	910,025
Glencore Finance Canada STEP (a) 2.700% 10/25/17	153,000	153,229

		1,063,254

Office Equipment/Supplies — 0.7%
Pitney Bowes, Inc. 3.375% 10/01/21	590,000	589,716
Pitney Bowes, Inc. 4.750% 5/15/18	750,000	776,946
Pitney Bowes, Inc. 5.750% 9/15/17	33,000	34,243

		1,400,905

Oil & Gas Services — 0.1%
Cameron International Corp. 1.400% 6/15/17	300,000	299,999

Packaging & Containers — 0.4%
Graphic Packaging International, Inc. 4.750% 4/15/21	850,000	907,375

Pharmaceuticals — 2.7%
AbbVie, Inc. 1.800% 5/14/18	1,065,000	1,069,351
Actavis Funding SCS Co. 2.350% 3/12/18	590,000	596,083
Baxalta, Inc. 2.000% 6/22/18	485,000	486,201
Express Scripts Holding Co. 3.300% 2/25/21	1,015,000	1,066,720
Mylan NV (a) 2.500% 6/07/19	360,000	363,197
Mylan NV (a) 3.150% 6/15/21	900,000	916,897
Shire Acquisitions Investments Ireland DAC 2.400% 9/23/21	235,000	235,296
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	1,075,000	1,070,946

		5,804,691

Pipelines — 0.2%
Boardwalk Pipelines LP 5.875% 11/15/16	375,000	376,739

Real Estate Investment Trusts (REITS) — 1.9%
American Tower Corp. 2.250% 1/15/22	415,000	414,153
American Tower Corp. 3.300% 2/15/21	355,000	371,111

	Principal Amount	Value
Crown Castle International Corp. 3.400% 2/15/21	$594,000	$621,647
DDR Corp. 7.500% 7/15/18	925,000	1,013,254
Digital Realty Trust LP 3.400% 10/01/20	320,000	333,490
Duke Realty LP 8.250% 8/15/19	200,000	233,875
HCP, Inc. 6.000% 1/30/17	550,000	557,866
Highwoods Realty LP 5.850% 3/15/17	275,000	279,942
Highwoods Realty LP 7.500% 4/15/18	25,000	27,031
Weyerhaeuser Co. 7.375% 10/01/19	135,000	155,202

		4,007,571

Retail — 1.3%
AutoNation, Inc. 3.350% 1/15/21	255,000	262,602
CVS Health Corp. 2.125% 6/01/21	740,000	747,511
Dollar Tree, Inc. 5.750% 3/01/23	850,000	914,813
The Home Depot, Inc. 2.000% 4/01/21	470,000	477,859
QVC, Inc. 3.125% 4/01/19	347,000	355,789

		2,758,574

Semiconductors — 0.5%
KLA-Tencor Corp. 2.375% 11/01/17	455,000	458,085
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	570,000	610,612

		1,068,697

Telecommunications — 0.1%
Verizon Communications, Inc. 1.750% 8/15/21	245,000	242,321

Transportation — 0.8%
Asciano Finance Ltd. (a) 5.000% 4/07/18	547,000	565,784
Ryder System, Inc. 2.500% 3/01/18	475,000	481,138
Ryder System, Inc. 2.550% 6/01/19	65,000	66,282
Ryder System, Inc. 2.875% 9/01/20	280,000	286,723
TTX Co. (a) 2.250% 2/01/19	300,000	303,893

		1,703,820

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trucking & Leasing — 1.2%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	$1,070,000	$1,083,375
GATX Corp. 2.600% 3/30/20	455,000	461,031
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	370,000	375,419
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.050% 1/09/20	525,000	539,826
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.300% 4/01/21	150,000	155,964

		2,615,615

TOTAL CORPORATE DEBT (Cost $86,127,503)		87,512,098

MUNICIPAL OBLIGATIONS — 0.1%
Access to Loans for Learning Student Loan Corp., Series 2004-IV, Class Note FRN 0.915% 4/25/24	73,227	73,210
Louisiana State Public Facilities Authority, Series 2011-A, Class A2 FRN 1.538% 4/26/27	95,542	94,961

		168,171

TOTAL MUNICIPAL OBLIGATIONS (Cost $167,487)		168,171

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 34.3%
Auto Floor Plan ABS — 0.3%
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A, 1 mo. LIBOR + 1.350%, FRN (a) 1.000% 9/27/21	520,000	523,272
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 2.032% 10/20/20	200,000	200,000

		723,272

Automobile ABS — 6.0%
American Credit Acceptance Receivables Trust, Series 2015-2, Class A (a) 1.570% 6/12/19	118,984	118,759

	Principal Amount	Value
American Credit Acceptance Receivables Trust, Series 2016-3, Class A (a) 1.700% 11/12/20	$282,798	$282,555
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) 1.950% 9/12/19	237,146	237,699
American Credit Acceptance Receivables Trust, Series 2016-2, Class A (a) 2.220% 7/13/20	332,813	333,269
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	117,876	117,912
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class D 2.540% 6/08/20	210,000	212,686
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (a) 2.100% 3/20/19	200,000	200,261
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	191,890	195,611
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	125,295	124,761
CPS Auto Receivables Trust, Series 2016-C, Class B (a) 2.480% 9/15/20	190,000	190,801
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	65,054	64,831
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	80,881	80,778
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	59,268	59,230
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	17,826	17,816
CPS Auto Trust, Series 2015-C, Class A (a) 1.770% 6/17/19	95,884	96,123
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	165,663	164,706
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	250,000	251,227
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	370,000	370,099
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A (a) 2.420% 11/15/23	250,000	250,793
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	140,000	141,125
DT Auto Owner Trust, Series 2015-3A, Class A (a) 1.660% 3/15/19	94,725	94,779

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DT Auto Owner Trust, Series 2016-1A, Class A (a) 2.000% 9/16/19	$310,561	$310,505
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	450,000	454,187
DT Auto Owner Trust, Series 2016-2A, Class B (a) 2.920% 5/15/20	230,000	229,977
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	450,000	449,950
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	23,492	23,459
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	96,518	96,183
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	143,042	142,655
Exeter Automobile Receivables Trust, Series 2013-2A, Class B (a) 3.090% 7/16/18	8,754	8,760
First Investors Auto Owner Trust, Series 2013-3A, Class A3 (a) 1.440% 10/15/19	59,014	59,022
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	102,849	102,879
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	287,465	287,933
First Investors Auto Owner Trust, Series 2016-2A, Class B (a) 2.210% 7/15/22	540,000	540,771
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	80,568	80,343
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	17,382	17,399
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	151,263	150,748
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	165,116	165,800
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	379,532	382,113
Flagship Credit Auto Trust, Series 2013-2, Class B (a) 3.210% 8/15/19	280,000	281,902

	Principal Amount	Value
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	$82,845	$82,733
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	12,535	12,529
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 2.224% 4/15/21	370,000	370,718
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A (a) 2.380% 10/15/20	250,000	248,810
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A (a) 2.040% 1/15/21	157,309	157,789
Oscar US Funding Trust, Series 2015-1A, Class A3 (a) 1.860% 10/15/19	750,000	744,044
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	300,000	296,442
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.224% 7/15/20	241,415	241,348
Oscar US Funding Trust V, Series 2016-2A, Class A1 (a) 0.900% 9/17/17	340,000	340,000
Oscar US Funding Trust V, Series 2016-2A, Class A2A (a) 2.310% 11/15/19	420,000	419,948
Santander Drive Auto Receivables Trust, Series 2016-1, Class A3 1.620% 3/16/20	180,000	179,687
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) 1.840% 11/18/19	4,562	4,558
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	470,000	474,704
Santander Drive Auto Receivables Trust, Series 2016-1, Class B 2.470% 12/15/20	340,000	342,276
Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.100% 11/16/20	200,000	203,225
Santander Drive Auto Receivables Trust, Series 2016-1, Class D 4.020% 4/15/22	500,000	521,903
United Auto Credit Securitization Trust, Series 2016-1, Class A (a) 2.000% 10/15/17	85,454	85,434

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.050%, FRN (a) 1.574% 1/15/19	$667,353	$668,233

		12,784,788

Commercial MBS — 3.3%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, VRN 5.723% 6/10/49	203,199	205,601
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.938% 2/10/51	213,822	218,468
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 6.005% 2/10/51	180,000	184,899
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.436% 2/10/51	340,633	353,799
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	87,869	87,965
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	225,423
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	362,516	365,288
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class AM, VRN 5.568% 10/12/41	218,573	218,430
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	98,979	101,639
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.915% 6/11/50	425,000	434,715
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, 1 mo. LIBOR + ..800%, FRN (a) 1.325% 3/15/29	365,000	362,028
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	290,000	298,923
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4, VRN 6.007% 12/10/49	353,590	361,500

	Principal Amount	Value
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.636% 12/18/49	$20,731	$20,724
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	4,920	4,959
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.951% 7/10/38	174,859	175,106
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	691	691
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AM, VRN 6.088% 2/12/51	270,000	279,208
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	148,733	148,661
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	419,465	432,267
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	250,000	257,149
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	200,000	200,300
Morgan Stanley Capital I, Series 2007-HQ11, Class A4, VRN 5.447% 2/12/44	292,096	292,646
Morgan Stanley Capital I, Series 2007-HQ11, Class AM, VRN 5.478% 2/12/44	300,000	301,395
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	190,000	186,850
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	24,020	23,964
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.477% 1/11/43	121,419	127,096
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	12,153	12,153
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.483% 8/15/39	42,273	42,554
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	440,000	441,289

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	$190,343	$192,241
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.158% 2/15/51	440,000	449,534

		7,007,465

Credit Card ABS — 2.1%
Chase Issuance Trust, Series 2014-A1, Class A1 1.150% 1/15/19	4,460,000	4,461,926

Home Equity ABS — 0.8%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.795% 8/25/35	40,400	40,368
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 1.185% 11/25/35	71,092	70,526
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.260% 8/25/35	119,355	119,040
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE3, Class A2, 1 mo. USD LIBOR + .180%, FRN 0.705% 4/25/36	580	580
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1, 1 mo. USD LIBOR + .480%, FRN 1.005% 12/25/35	246,018	240,789
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2, 1 mo. USD LIBOR + .430%, FRN 0.955% 7/25/35	18,348	18,257
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.985% 9/25/34	34,449	34,058
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.425% 2/25/35	102,644	83,508
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (a) 0.765% 10/25/34	164,332	163,473
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.155% 5/25/36	55,538	55,319

	Principal Amount	Value
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.170% 5/25/35	$9,190	$9,188
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.765% 1/25/36	37,719	37,421
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.170% 4/25/35	51,013	51,052
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 0.695% 8/25/36	24,005	24,006
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2, 1 mo. USD LIBOR + .220%, FRN 0.745% 10/25/35	135,799	135,852
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.350% 6/25/35	169,797	168,316
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.620% 10/25/28	5	5
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 0.895% 1/25/36	141,940	141,044
Option One Mortgage Loan Trust, Series 2005-5, Class A3, 1 mo. USD LIBOR + .210%, FRN 0.735% 12/25/35	149,664	149,079
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 0.785% 9/25/35	43,970	43,990
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.905% 8/25/35	3,246	3,245
Park Place Securities, Inc., Series 2005-WHQ1, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.275% 3/25/35	12,216	12,222
Residential Asset Securities Corp., Series 2005-EMX4, Class M1, 1 mo. USD LIBOR + .430%, FRN 0.955% 11/25/35	74,350	74,284

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Asset Investment Loan Trust, Series 2005-7, Class A5, 1 mo. USD LIBOR + .720%, FRN 1.245% 8/25/35	$1,050	$1,050

		1,676,672

Other ABS — 15.1%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.724% 3/15/41	118,553	115,240
321 Henderson Receivables I LLC, Series 2010-3A, Class A (a) 3.820% 12/15/48	326,591	338,737
AIMCO CLO Ltd., Series 2014-AA, Class A, 3 mo. USD LIBOR + 1.540%, FRN (a) 2.236% 7/20/26	350,000	350,335
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.314% 10/15/28	370,000	370,000
ALM VIII Ltd., Series 2013-8A, Class A1A, 3 mo. LIBOR + 1.450%, FRN (a) 2.146% 1/20/26	250,000	249,998
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	404,841	394,720
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	297,750	310,777
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.274% 12/15/42	328,688	318,955
AVANT Loans Funding Trust, Series 2016-C, Class A (a) 2.960% 9/16/19	158,775	158,747
AVANT Loans Funding Trust, Series 2016-A, Class A (a) 4.110% 5/15/19	496,415	498,516
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	29,869	29,757
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	305,284	304,328
BCC Funding XIII LLC, Series 2016-1, Class A1 (a) 1.100% 9/20/17	900,000	900,008
Birchwood Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.440%, FRN (a) 2.120% 7/15/26	340,000	340,028

	Principal Amount	Value
Blue Hill CLO Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.160% 1/15/26	$765,000	$765,229
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.109% 7/18/27	475,000	475,922
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	624,479	631,092
CAN Capital Funding LLC, Series 2014-1A, Class A (a) 3.117% 4/15/20	250,000	247,824
Carlyle Global Market Strategies, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.520%, FRN (a) 2.199% 4/17/25	535,000	535,014
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	310,518	308,335
CCG Receivables Trust, Series 2014-1, Class A2 (a) 1.060% 11/15/21	63,997	63,923
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	22,609	22,567
Citi Held For Asset Issuance, Series 2015-PM2, Class A (a) 2.350% 3/15/22	119,396	119,313
Citi Held For Asset Issuance, Series 2015-PM3, Class A (a) 2.560% 5/16/22	57,373	57,321
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	483,225	484,810
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3, 1 mo. LIBOR + .300%, FRN (a) 0.825% 7/25/36	127,716	127,253
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	403,850	407,397
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	153,704	152,811
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	65,804	65,858
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	166,319	167,292
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	216,928	220,968

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	$146,573	$148,974
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	426,775	430,376
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	322,334	331,005
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	162,500	159,328
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 3.530% 7/15/23	180,537	181,895
Drug Royalty Corp., Inc., Series 2012-1, Class A1, 3 mo. USD LIBOR + 5.250%, FRN (a) 5.930% 7/15/24	94,000	95,653
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.130% 7/15/26	450,000	449,699
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (a) 2.810% 4/25/28	330,396	330,254
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	156,755	156,406
Element Rail Leasing I LLC, Series 2014-1A, Class A1 (a) 2.299% 4/19/44	165,914	162,639
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	77,387	75,621
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	194,906	196,344
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	93,932	97,501
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	170,802	169,094
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	166,019	165,576
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	68,234	66,869
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.146% 7/20/27	475,000	474,806

	Principal Amount	Value
Global SC Finance II SRL, Series 2013-1A, Class A (a) 2.980% 4/17/28	$194,208	$187,640
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	81,110	79,903
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 1.865% 4/25/25	535,000	532,211
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (a) 3.095% 10/15/48	340,000	340,106
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	226,227	225,520
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	204,097	201,978
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	176,043	176,369
Icon Brand Holdings LLC, Series 2012-1A, Class A (Acquired 11/16/12-7/22/14, Cost $272,883) (a) (c) 4.229% 1/25/43	146,920	133,831
Icon Brand Holdings LLC, Series 2013-1A, Class A (Acquired 6/14/13, Cost $210,000) (a) (c) 4.352% 1/25/43	164,185	152,573
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.129% 1/18/26	260,000	259,631
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A, 3 mo. USD LIBOR + .230%, FRN (a) 0.987% 5/01/22	139,069	138,777
LCM Ltd., Series 10AR, Class AR, 3 mo. USD LIBOR + 1.260%, FRN (a) 1.581% 4/15/22	306,895	306,922
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.180% 7/15/26	430,000	431,602
LCM XI LP, Series 11A, Class A, 3 mo. USD LIBOR + 1.300%, FRN (a) 1.988% 4/19/22	1,015,286	1,015,295
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 1.830% 7/15/25	700,000	699,180
Leaf Receivables Funding LLC, Series 2016-1, Class A1 (a) 1.000% 6/15/17	356,012	356,014

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Madison Park Funding Ltd., Series 2016-22A, Class A, 3 mo. LIBOR + 1.480%, FRN (a) 1.000% 10/25/29	$420,000	$420,000
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.196% 7/20/26	430,000	430,012
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.146% 7/20/26	290,000	290,008
Magnetite CLO Ltd., Series 2016-18A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.263% 11/15/28	390,000	390,000
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	353,866	353,982
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	146,696	147,071
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.275% 7/25/35	56,829	57,221
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 1.470% 4/25/35	227,133	226,734
MVW Owner Trust, Series 2013-1A, Class A (a) 2.150% 4/22/30	149,184	148,541
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	235,855	235,960
MVW Owner Trust, Series 2016-1A, Class A (a) 2.250% 12/20/33	98,543	98,352
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	50,459	50,431
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	304,715	305,146
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	278,923	279,274
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	120,000	119,852
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	59,268	59,606

	Principal Amount	Value
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	$100,000	$98,920
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	200,000	201,005
PFS Financing Corp., Series 2014-AA, Class A, 1 mo. LIBOR + .600%, FRN (a) 1.124% 2/15/19	840,000	839,331
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (a) 0.774% 2/25/37	138,717	137,415
Race Point VIII CLO Ltd., Series 2012-7A, Class A, 3 mo. USD LIBOR + 1.420%, FRN (a) 2.208% 11/08/24	200,000	199,856
SBA Tower Trust, Series 2014-1A, Class C, STEP (a) 2.898% 10/15/44	300,000	304,216
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A (a) 2.050% 6/20/31	238,241	238,696
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	47,015	47,135
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	217,446	217,533
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A (a) 2.400% 3/22/32	406,015	407,941
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A (a) 2.580% 9/20/32	149,472	150,056
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	30,661	30,729
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	57,489	57,537
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (a) 3.370% 7/20/28	23,579	23,628
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A 3.090% 10/27/25	590,000	592,857
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	561,463	564,123
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	453,572	453,713

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	$730,000	$729,972
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	180,000	180,414
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.775% 11/25/37	10,427	10,422
Symphony CLO XV Ltd., Series 2014-15A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.129% 10/17/26	365,000	365,006
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	380,000	386,149
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	141,552	139,649
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) (d) 2.399% 10/13/29	300,000	300,000
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 1 mo. LIBOR + .700%, FRN (a) 1.218% 12/10/18	605,000	604,012
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 1 mo. LIBOR + 2.500%, FRN (a) 3.024% 7/15/41	217,105	214,346
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	62,030	62,599
Voya CLO Ltd., Series 2014-2A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.129% 7/17/26	345,000	345,002
VSE VOI Mortgage LLC, Series 2016-A, Class A (a) 2.540% 7/20/33	880,000	883,475
Welk Resorts LLC, Series 2015-AA, Class A (a) 2.790% 6/16/31	142,283	143,226
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	915,750	919,889
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	178,127	175,854
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	344,302	344,729

		32,444,292

	Principal Amount	Value
Student Loans ABS — 5.8%
Access Group, Inc., Series 2004-A, Class A2, 3 mo. USD LIBOR + .260%, FRN 0.975% 4/25/29	$85,404	$85,074
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.225% 7/25/56	356,512	348,655
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.515% 7/01/38	105,789	96,138
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.025% 7/25/58	140,000	122,326
Brazos Student Finance Corp., Series 2003-A, Class A3, 28 day ARS, FRN 1.729% 7/01/38	200,000	189,251
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 1.170% 1/15/37	288,182	247,786
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (a) 2.500% 1/25/30	235,097	223,360
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.225% 1/25/40	374,108	365,291
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	204,033	203,869
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.524% 4/25/40	359,364	358,364
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	163,706	162,636
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	305,557	305,052
DRB Prime Student Loan Trust, Series 2015-A, Class A2 (a) 3.060% 7/25/31	190,088	188,613
DRB Prime Student Loan Trust, Series 2015-B, Class A2 (a) 3.170% 7/25/31	163,652	166,902
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	394,908	403,454
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 2.575% 2/26/35	503,967	503,967

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (a) 2.680% 7/25/35	$620,559	$616,380
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 1.864% 7/26/66	670,000	669,989
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.934% 6/15/43	250,000	248,884
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.943% 6/15/43	200,000	194,359
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L, 3 mo. LIBOR + .070%, FRN (a) 0.895% 5/25/23	20,508	20,456
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. USD LIBOR + .300%, FRN 1.034% 10/28/41	26,764	26,662
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 1.163% 9/27/35	191,810	189,724
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. USD LIBOR + .150%, FRN 0.675% 10/25/27	43,467	43,379
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 0.765% 11/27/28	108,935	107,899
Navient Private Education Loan Trust, Series 2015-BA, Class A1, 1 mo. USD LIBOR + .600%, FRN (a) 1.124% 5/15/23	47,969	47,946
Navient Private Education Loan Trust, Series 2014-AA, Class A2A (a) 2.740% 2/15/29	340,000	345,975
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 1.775% 6/25/65	888,762	888,765
Nelnet Student Loan Trust, Series 2014-6A, Class A, 1 mo. USD LIBOR + .650%, FRN (a) 1.175% 11/25/47	432,411	418,749
Nelnet Student Loan Trust, Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.025% 10/25/47	170,000	150,229

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.025% 7/27/50	$130,000	$112,140
North Carolina State Education Assistance Authority, Series 2011-1, Class A2, 3 mo. USD LIBOR + .900%, FRN 1.615% 1/26/26	129,056	128,917
Northstar Education Finance, Inc., Series 2005-1, Class A5, 3 mo. LIBOR + .750%, FRN 1.493% 10/30/45	269,368	257,667
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 0.850% 7/15/36	87,332	87,026
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. USD LIBOR + .110%, FRN 0.825% 1/26/43	120,000	103,507
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 0.855% 10/25/28	280,000	264,654
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 0.925% 10/25/40	546,753	470,240
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. USD LIBOR + .220%, FRN 0.934% 3/25/44	154,657	127,351
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. USD LIBOR + .300%, FRN 1.015% 7/25/25	150,000	141,685
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 1.025% 1/25/40	228,238	194,986
SLM Student Loan Trust, Series 2012-A, Class A1, 1 mo. USD LIBOR + 1.400%, FRN (a) 1.924% 8/15/25	31,394	31,452
SLM Student Loan Trust, Series 2013-4, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.025% 12/28/43	120,000	103,375
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 3.001% 6/17/30	50,000	50,000

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SMB Private Education Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 1.224% 5/15/23	$519,549	$519,549
SMB Private Education Loan Trust, Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450%, FRN (a) 1.974% 2/17/32	144,000	144,000
SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1 mo. USD LIBOR + .950%, FRN (a) 1.600% 1/25/39	220,000	220,000
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	330,931	331,254
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 1.725% 6/25/33	377,526	377,526
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.275% 8/25/36	366,374	372,987
SoFi Professional Loan Program LLC, Series 2016-A, Class A2 (a) 2.760% 12/26/36	417,866	424,247

		12,402,697

WL Collateral CMO — 0.9%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, FRN 3.301% 8/25/34	12,496	12,236
Connecticut Avenue Securities, Series 2015-C02, Class 1M1, 1 mo. USD LIBOR + 1.150%, FRN 1.675% 5/25/25	113,209	113,352
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 2.025% 7/25/25	438,885	439,781
Connecticut Avenue Securities, Series 2015-C04, Class 1M1, 1 mo. USD LIBOR + 1.600%, FRN 2.125% 4/25/28	381,986	382,782
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 2.954% 2/25/34	3,562	3,424
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 3.294% 9/25/33	1,437	1,354
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C05, Class 2M1, 1 mo. USD LIBOR + 1.350%, FRN 1.875% 1/25/29	296,707	297,877

	Principal Amount	Value
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 mo. USD LIBOR + 1.450%, FRN 1.975% 1/25/29	$336,820	$338,859
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.285% 8/25/34	2,217	2,173
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 2.786% 8/25/34	11,229	10,026
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 0.775% 8/25/36	1,529	1,524
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.032% 2/25/34	1,399	1,382
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 3.065% 7/25/33	793	781
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 2.875% 2/25/34	46	48
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 3.056% 3/25/34	7,663	7,693
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.425% 10/25/27	191,430	191,669
Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 1.975% 7/25/28	235,881	236,921
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.907% 4/25/44	16,575	16,555

		2,058,437

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 3.157% 6/25/32	4,623	4,515

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $73,777,260)		73,564,064

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 5.6%
Agency Collateral CMO — 5.5%
Federal Home Loan Mortgage Corp. Series 4291, Class K 3.000% 5/15/38	782,073	805,791

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 4447, Class PA 3.000% 12/15/44	$205,216	$215,736
Series 3990, Class VA 3.500% 1/15/25	529,345	564,425
Series 4213, Class VE 3.500% 6/15/26	466,478	500,424
Series 4290, Class CA 3.500% 12/15/38	1,085,689	1,129,517
Series 4443, Class BA 3.500% 4/15/41	262,954	273,264
Series 4328, Class DA 4.000% 1/15/36	882,375	927,905
Series 4325, Class MA 4.000% 9/15/39	1,070,152	1,122,587
Series 4336, Class MA 4.000% 1/15/40	1,654,963	1,737,830
Series 4323, Class CA 4.000% 3/15/40	579,436	618,474
Series 2178, Class PB 7.000% 8/15/29	13,998	16,056
Federal National Mortgage Association Series 2016-74, Class GF 1.000% 10/25/46 1 mo. LIBOR + .500%, FRN	850,000	850,000
Series 2016-62, Class FC 1.025% 9/25/46 1 mo. LIBOR + .500%, FRN	548,349	547,608
Series 2015-58, Class JP 2.500% 3/25/37	358,529	367,659
Series 2015-20, Class EV 3.500% 7/25/26	532,566	573,428
Series 2014-14, Class A 3.500% 2/25/37	581,251	599,797
Series 2015-62, Class VA 4.000% 10/25/26	155,487	170,711
Series 2014-48, Class AB 4.000% 10/25/40	489,698	514,672
Government National Mortgage Association, Series 2014-131, Class BW VRN 2.977% 5/20/41	231,658	236,124
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	13,666	15,209

		11,787,217

Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp. Pool #G11431 6.000% 2/01/18	207	209
Pool #C01079 7.500% 10/01/30	456	551
Pool #C01135 7.500% 2/01/31	1,354	1,622

	Principal Amount	Value
Pool #554904 9.000% 3/01/17	$2	$2
Federal National Mortgage Association Pool #725692 2.642% 10/01/33 1 year CMT + 2.144%, FRN	38,687	40,708
Pool #888586 2.668% 10/01/34 1 year CMT + 2.212%, FRN	35,573	37,512
Pool #775539 2.821% 5/01/34 12 mo. USD LIBOR + 1.635%, FRN	12,360	12,927
Pool #575667 7.000% 3/01/31	2,546	3,058
Pool #497120 7.500% 8/01/29	60	72
Pool #529453 7.500% 1/01/30	554	672
Pool #531196 7.500% 2/01/30	75	91
Pool #532418 7.500% 2/01/30	853	1,033
Pool #530299 7.500% 3/01/30	79	93
Pool #536386 7.500% 4/01/30	93	112
Pool #535996 7.500% 6/01/31	1,846	2,230
Pool #523499 8.000% 11/01/29	60	73
Pool #252926 8.000% 12/01/29	42	52
Pool #532819 8.000% 3/01/30	48	59
Pool #534703 8.000% 5/01/30	568	694
Pool #253437 8.000% 9/01/30	43	53
Pool #253481 8.000% 10/01/30	21	26
Pool #190317 8.000% 8/01/31	897	1,095
Pool #596656 8.000% 8/01/31	435	477
Pool #602008 8.000% 8/01/31	1,198	1,460
Pool #597220 8.000% 9/01/31	679	832
Government National Mortgage Association Pool #371146 7.000% 9/15/23	354	396
Pool #352022 7.000% 11/15/23	1,764	1,995

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #491089 7.000% 12/15/28	$2,076	$2,404
Pool #478658 7.000% 5/15/29	464	554
Pool #500928 7.000% 5/15/29	894	1,065
Pool #499410 7.000% 7/15/29	268	321
Pool #510083 7.000% 7/15/29	340	403
Pool #493723 7.000% 8/15/29	1,424	1,702
Pool #581417 7.000% 7/15/32	4,944	5,942
Pool #203940 7.500% 4/15/17	106	107
Pool #193870 7.500% 5/15/17	191	194
Pool #226163 7.500% 7/15/17	360	366
Government National Mortgage Association II Pool #008746 2.000% 11/20/25 1 year CMT + 1.500%, FRN	1,164	1,190
Pool #080136 2.000% 11/20/27 1 year CMT + 1.500%, FRN	218	223
Pool #82462 2.000% 1/20/40 1 year CMT + 1.500%, FRN	91,243	94,124
Pool #82488 2.000% 3/20/40 1 year CMT + 1.500%, FRN	114,669	118,447

		335,146

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $12,222,542)		12,122,363

U.S. TREASURY OBLIGATIONS — 18.0%
U.S. Treasury Bonds & Notes — 18.0%
U.S. Treasury Note 0.625% 6/30/18	24,410,000	24,357,557
U.S. Treasury Note (e) 0.875% 7/31/19	6,600,000	6,601,031
U.S. Treasury Note 1.750% 10/31/18	7,470,000	7,614,148

		38,572,736

TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,576,815)		38,572,736

	Principal Amount	Value
TOTAL BONDS & NOTES (Cost $210,871,607)		$211,939,432

TOTAL LONG-TERM INVESTMENTS (Cost $210,871,607)		211,939,432

SHORT-TERM INVESTMENTS — 1.9%
Commercial Paper — 1.9%
Dollar General Corp. (a) 0.600% 10/03/16	$4,000,000	3,999,737

TOTAL SHORT-TERM INVESTMENTS (Cost $3,999,867)		3,999,737

TOTAL INVESTMENTS — 100.8% (Cost $214,871,474) (f)		215,939,169

Other Assets/(Liabilities) — (0.8)%		(1,771,046)

NET ASSETS — 100.0%		$214,168,123

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities amounted to a value of $75,902,323 or 35.44% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Restricted security. Certain securities are restricted as to resale. At September 30, 2016, these securities amounted to a value of $286,404 or 0.13% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2016, these securities amounted to a value of $300,000 or 0.14% of net assets.
(e)	A portion of this security is held as collateral for open futures contracts and open swaps agreements. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 4.3%
Chemicals — 0.7%
Ingevity Corp. (a)	14,120	$650,932

Forest Products & Paper — 2.0%
P.H. Glatfelter Co.	68,610	1,487,465
Schweitzer-Mauduit International, Inc.	15,263	588,541

		2,076,006

Mining — 1.6%
Kaiser Aluminum Corp.	19,360	1,674,447

		4,401,385

Communications — 1.8%
Advertising — 0.5%
MDC Partners, Inc. Class A	41,440	444,237

Internet — 0.9%
Zynga, Inc. Class A (a)	317,550	924,070

Telecommunications — 0.4%
RigNet, Inc. (a)	28,700	433,944

		1,802,251

Consumer, Cyclical — 11.3%
Airlines — 1.1%
Spirit Airlines, Inc. (a)	26,580	1,130,447

Automotive & Parts — 1.0%
Visteon Corp.	14,170	1,015,422

Entertainment — 1.5%
International Speedway Corp. Class A	24,240	810,101
The Madison Square Garden Co. Class A (a)	4,550	770,815

		1,580,916

Retail — 7.0%
Burlington Stores, Inc. (a)	15,910	1,289,028
Group 1 Automotive, Inc.	18,530	1,183,696
Popeyes Louisiana Kitchen, Inc. (a)	19,840	1,054,298
Sally Beauty Holdings, Inc. (a) (b)	36,220	930,130
Sonic Corp.	60,270	1,577,869
Texas Roadhouse, Inc.	29,900	1,166,997

		7,202,018

Storage & Warehousing — 0.7%
Wesco Aircraft Holdings, Inc. (a)	50,600	679,558

		11,608,361

Consumer, Non-cyclical — 30.2%
Agriculture — 1.6%
Universal Corp.	28,480	1,658,106

	Number of Shares	Value
Beverages — 0.5%
The Boston Beer Co., Inc. Class A (a) (b)	2,980	$462,675

Biotechnology — 0.9%
Sage Therapeutics, Inc. (a) (b)	8,070	371,624
Ultragenyx Pharmaceutical, Inc. (a) (b)	7,910	561,135

		932,759

Commercial Services — 10.9%
Aaron’s, Inc.	27,040	687,357
ABM Industries, Inc.	37,840	1,502,248
Booz Allen Hamilton Holding Corp.	47,080	1,488,199
James River Group Holdings Ltd.	31,660	1,146,092
KAR Auction Services, Inc.	38,840	1,676,334
Korn/Ferry International	78,981	1,658,601
On Assignment, Inc. (a)	43,740	1,587,324
Paylocity Holding Corp. (a) (b)	32,460	1,443,172

		11,189,327

Foods — 2.0%
Pinnacle Foods, Inc.	41,900	2,102,123

Health Care – Products — 3.0%
Intersect ENT, Inc. (a)	29,060	460,310
NuVasive, Inc. (a)	10,990	732,593
NxStage Medical, Inc. (a)	42,510	1,062,325
The Spectranetics Corp. (a)	32,460	814,422

		3,069,650

Health Care – Services — 5.2%
Acadia Healthcare Co., Inc. (a)	13,340	660,997
Addus HomeCare Corp. (a)	10,900	285,144
Amedisys, Inc. (a)	18,710	887,602
HealthSouth Corp.	36,681	1,488,148
WellCare Health Plans, Inc. (a)	16,953	1,985,027

		5,306,918

Household Products — 3.2%
Acco Brands Corp. (a)	114,190	1,100,792
Prestige Brands Holdings, Inc. (a)	45,981	2,219,503

		3,320,295

Pharmaceuticals — 2.9%
Acadia Pharmaceuticals, Inc. (a) (b)	15,730	500,371
Akorn, Inc. (a)	14,120	384,911
Axovant Sciences Ltd. (a) (b)	15,260	213,640
Diplomat Pharmacy, Inc. (a) (b)	17,740	496,897
Impax Laboratories, Inc. (a)	12,870	305,019
TherapeuticsMD, Inc. (a) (b)	46,350	315,644
VWR Corp. (a)	28,480	807,693

		3,024,175

		31,066,028

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified — 0.5%
Holding Company – Diversified — 0.5%
FCB Financial Holdings, Inc. Class A (a)	14,690	$564,537

Energy — 4.3%
Energy – Alternate Sources — 0.9%
Renewable Energy Group, Inc. (a) (b)	104,259	883,074

Oil & Gas — 1.4%
Suburban Propane Partners LP	42,735	1,423,075

Oil & Gas Services — 0.7%
HollyFrontier Corp.	31,057	760,897

Pipelines — 1.3%
Cone Midstream Partners LP	55,990	1,013,419
Noble Midstream Partners LP (a)	11,460	319,734

		1,333,153

		4,400,199

Financial — 18.1%
Banks — 4.7%
Chemical Financial Corp.	17,582	775,894
MB Financial, Inc.	55,860	2,124,914
Webster Financial Corp.	50,530	1,920,645

		4,821,453

Diversified Financial — 0.8%
Stifel Financial Corp. (a)	20,380	783,611

Insurance — 2.0%
Endurance Specialty Holdings Ltd.	19,090	1,249,441
Old Republic International Corp.	48,120	847,874

		2,097,315

Real Estate — 1.3%
Four Corners Property Trust, Inc.	64,970	1,385,810

Real Estate Investment Trusts (REITS) — 6.0%
Brandywine Realty Trust	92,910	1,451,254
Chatham Lodging Trust	47,910	922,267
DiamondRock Hospitality Co.	116,030	1,055,873
DuPont Fabros Technology, Inc.	25,480	1,051,050
National Storage Affiliates Trust	55,900	1,170,546
Seritage Growth Properties Class A (b)	10,110	512,375

		6,163,365

Savings & Loans — 3.3%
BankUnited, Inc.	42,959	1,297,362
Beneficial Bancorp, Inc.	37,080	545,447
Berkshire Hills Bancorp, Inc.	19,680	545,333
Oritani Financial Corp.	63,110	992,089

		3,380,231

		18,631,785

	Number of Shares	Value
Industrial — 10.2%
Aerospace & Defense — 1.7%
AAR Corp.	25,260	$791,143
Curtiss-Wright Corp.	11,040	1,005,855

		1,796,998

Building Materials — 2.6%
Boise Cascade Co. (a)	37,110	942,594
Masonite International Corp. (a)	19,110	1,188,069
Summit Materials, Inc. Class A (a)	31,743	588,832

		2,719,495

Electrical Components & Equipment — 0.9%
Generac Holdings, Inc. (a) (b)	26,790	972,477

Engineering & Construction — 2.0%
AECOM (a)	21,577	641,484
Dycom Industries, Inc. (a)	7,120	582,274
KBR, Inc.	51,940	785,852

		2,009,610

Manufacturing — 1.1%
Matthews International Corp. Class A	18,150	1,102,794

Miscellaneous – Manufacturing — 0.6%
Hexcel Corp.	12,740	564,382

Transportation — 1.3%
Genesee & Wyoming, Inc. Class A (a)	18,870	1,301,086

		10,466,842

Technology — 14.5%
Computers — 4.3%
CACI International, Inc. Class A (a)	19,390	1,956,451
Fortinet, Inc. (a)	25,225	931,559
j2 Global, Inc.	23,771	1,583,386

		4,471,396

Office Equipment/Supplies — 0.9%
Pitney Bowes, Inc.	48,940	888,750

Semiconductors — 3.5%
Cavium, Inc. (a)	17,390	1,012,098
Cypress Semiconductor Corp.	52,813	642,206
MKS Instruments, Inc.	38,260	1,902,670

		3,556,974

Software — 5.8%
Black Knight Financial Services, Inc. Class A (a) (b)	34,190	1,398,371
Guidewire Software, Inc. (a)	16,910	1,014,262
Imperva, Inc. (a)	11,590	622,499
Proofpoint, Inc. (a) (b)	19,230	1,439,366
SYNNEX Corp.	13,540	1,545,049

		6,019,547

		14,936,667

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 3.3%
Electric — 3.3%
Allete, Inc.	28,150	$1,678,303
Portland General Electric Co.	39,450	1,680,176

		3,358,479

TOTAL COMMON STOCK (Cost $82,975,772)		101,236,534

TOTAL EQUITIES (Cost $82,975,772)		101,236,534

MUTUAL FUNDS — 5.1%
Diversified Financial — 5.1%
State Street Navigator Securities Lending Prime Portfolio (c)	5,179,548	5,179,548

TOTAL MUTUAL FUNDS (Cost $5,179,548)		5,179,548

TOTAL LONG-TERM INVESTMENTS (Cost $88,155,320)		106,416,082

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (d)	$1,365,988	1,365,988

TOTAL SHORT-TERM INVESTMENTS (Cost $1,365,988)		1,365,988

TOTAL INVESTMENTS — 104.9% (Cost $89,521,308) (e)		107,782,070

Other Assets/(Liabilities) — (4.9)%		(5,041,930)

NET ASSETS — 100.0%		$102,740,140

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2016, was $5,061,365 or 4.93% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,365,989. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 9/30/21, and an aggregate market value, including accrued interest, of $1,398,413.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Special Situations Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Basic Materials — 6.2%
Chemicals — 6.2%
GCP Applied Technologies, Inc. (a)	20,715	$586,649
Ingevity Corp. (a)	12,600	580,860

		1,167,509

Communications — 8.7%
Internet — 0.7%
Liberty Ventures Series A (a)	3,400	135,558

Media — 6.7%
Cable One, Inc.	500	292,000
Liberty Broadband Corp. Class A (a)	3,500	245,560
Liberty SiriusXM Group Class A (a)	5,600	190,288
Liberty SiriusXM Group Class C (a)	5,600	187,096
Starz Class A (a)	11,450	357,125

		1,272,069

Telecommunications — 1.3%
Windstream Holdings, Inc.	23,800	239,190

		1,646,817

Consumer, Cyclical — 11.9%
Auto Manufacturers — 2.8%
Oshkosh Corp.	9,500	532,000

Automotive & Parts — 1.2%
Allison Transmission Holdings, Inc.	7,600	217,968

Distribution & Wholesale — 1.5%
WESCO International, Inc. (a)	4,750	292,078

Entertainment — 5.2%
Gaming and Leisure Properties, Inc.	13,900	464,955
The Madison Square Garden Co. Class A (a)	3,010	509,924

		974,879

Retail — 1.2%
Vista Outdoor, Inc. (a)	5,900	235,174

		2,252,099

Consumer, Non-cyclical — 18.8%
Biotechnology — 1.8%
Gilead Sciences, Inc.	3,400	269,008
Theravance Biopharma, Inc. (a)	1,800	65,232

		334,240

Commercial Services — 1.3%
Global Payments, Inc.	3,200	245,632

Foods — 2.1%
ConAgra Foods, Inc.	8,500	400,435

Health Care – Products — 2.3%
Halyard Health, Inc. (a)	6,100	211,426
West Pharmaceutical Services, Inc.	3,100	230,950

		442,376

	Number of Shares	Value
Household Products — 1.0%
Avery Dennison Corp.	2,400	$186,696

Pharmaceuticals — 10.3%
AbbVie, Inc.	6,300	397,341
Mallinckrodt PLC (a)	7,390	515,674
Zoetis, Inc.	19,700	1,024,597

		1,937,612

		3,546,991

Energy — 4.5%
Oil & Gas — 1.9%
Murphy USA, Inc. (a)	5,000	356,800

Oil & Gas Services — 2.6%
NOW, Inc. (a)	22,400	480,032

		836,832

Financial — 9.3%
Diversified Financial — 1.7%
Synchrony Financial	11,700	327,600

Insurance — 0.4%
The Travelers Cos., Inc.	700	80,185

Real Estate — 1.2%
Four Corners Property Trust, Inc.	10,300	219,699

Real Estate Investment Trusts (REITS) — 3.7%
Colony Starwood Homes	7,600	218,120
Communications Sales & Leasing, Inc. (a)	6,000	188,460
Mack-Cali Realty Corp.	10,600	288,532

		695,112

Savings & Loans — 2.3%
Beneficial Bancorp, Inc.	22,400	329,504
Poage Bankshares, Inc.	5,400	104,490

		433,994

		1,756,590

Industrial — 18.6%
Aerospace & Defense — 1.7%
KLX, Inc. (a)	9,000	316,800

Building Materials — 1.4%
Armstrong Flooring, Inc. (a)	14,080	265,831

Electrical Components & Equipment — 1.5%
Energizer Holdings, Inc.	5,700	284,772

Electronics — 6.9%
Allegion PLC	8,500	585,735
Kimball Electronics, Inc. (a)	30,483	422,494
Knowles Corp. (a)	20,600	289,430

		1,297,659

Machinery – Diversified — 1.4%
AGCO Corp.	5,500	271,260

The accompanying notes are an integral part of the portfolio of investments.

MML Special Situations Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 5.7%
Danaher Corp.	3,500	$274,365
Pentair PLC	5,200	334,048
Trinseo SA	8,300	469,448

		1,077,861

		3,514,183

Technology — 18.2%
Computers — 14.9%
Hewlett Packard Enterprise Co.	36,400	828,100
Lumentum Holdings, Inc. (a)	4,500	187,965
NCR Corp. (a)	20,000	643,800
Science Applications International Corp.	16,600	1,151,542

		2,811,407

Software — 3.3%
CDK Global, Inc.	10,750	616,620
CommerceHub, Inc. Series A (a)	245	3,871
CommerceHub, Inc. Series C (a)	491	7,812

		628,303

		3,439,710

Utilities — 2.4%
Gas — 2.4%
ONE Gas, Inc.	7,300	451,432

TOTAL COMMON STOCK (Cost $17,491,077)		18,612,163

TOTAL EQUITIES (Cost $17,491,077)		18,612,163

TOTAL LONG-TERM INVESTMENTS (Cost $17,491,077)		18,612,163

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (b)	$282,064	282,064

TOTAL SHORT-TERM INVESTMENTS (Cost $282,064)		282,064

TOTAL INVESTMENTS — 100.1% (Cost $17,773,141) (c)		18,894,227

Value
Other Assets/(Liabilities) — (0.1)%	$(23,075)

NET ASSETS — 100.0%	$18,871,152

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $282,064. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $292,401.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.2%

COMMON STOCK — 92.6%
Bermuda — 1.4%
Jardine Strategic Holdings Ltd.	40,362	$1,320,621

Brazil — 4.9%
Ambev SA ADR (Brazil)	130,320	793,649
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	255,100	1,318,584
Cielo SA	10,100	100,964
Embraer SA Sponsored ADR (Brazil)	37,940	654,844
Estacio Participacoes SA	143,000	783,122
Kroton Educacional SA	135,019	614,034
Sul America SA	89,100	444,658

		4,709,855

Cayman Islands — 21.4%
3SBio, Inc. (a) (b)	60,500	68,853
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	46,599	4,929,708
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	20,990	3,821,649
China Lodging Group Ltd. Sponsored ADR (Cayman Islands)	15,505	699,120
Ctrip.com International Ltd. ADR (Cayman Islands) (a) (c)	44,620	2,077,953
Melco Crown Entertainment Ltd. ADR (Cayman Islands)	56,260	906,349
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands) (a)	28,660	1,328,678
SOHO China Ltd.	640,000	346,925
Tencent Holdings Ltd.	189,559	5,252,335
Tingyi Cayman Islands Holding Corp.	490,000	571,334
Want Want China Holdings Ltd.	1,016,000	632,417

		20,635,321

China — 2.4%
China Pacific Insurance Group Co. Ltd. Class H	242,400	900,837
Sinopharm Group Co. Ltd. Class H	292,000	1,416,243

		2,317,080

Colombia — 1.9%
Almacenes Exito SA (b)	19,000	96,980
Grupo Aval Acciones y Valores SA (c)	106,140	937,216
Grupo de Inversiones Suramericana SA	57,705	752,896

		1,787,092

Egypt — 0.7%
Commercial International Bank	123,148	662,202

	Number of Shares	Value
France — 2.7%
Kering	5,565	$1,121,402
LVMH Moet Hennessy Louis Vuitton SE	8,576	1,462,017

		2,583,419

Hong Kong — 3.8%
AIA Group Ltd.	370,200	2,480,381
Hang Lung Properties Ltd.	130,000	495,946
Hong Kong Exchanges and Clearing Ltd.	26,091	688,266

		3,664,593

India — 15.0%
Apollo Hospitals Enterprise Ltd.	37,915	750,683
Asian Paints Ltd.	13,887	242,864
Dr Reddy’s Laboratories Ltd.	21,953	1,023,535
Glenmark Pharmaceuticals Ltd.	28,426	395,185
Housing Development Finance Corp.	228,172	4,796,142
Infosys Ltd.	148,554	2,312,962
Kotak Mahindra Bank Ltd.	87,198	1,024,655
Sun Pharmaceutical Industries Ltd.	36,599	409,416
Tata Consultancy Services Ltd.	27,416	1,004,335
UltraTech Cement Ltd.	12,808	743,383
Zee Entertainment Enterprises Ltd.	220,909	1,813,320

		14,516,480

Indonesia — 2.2%
Astra International Tbk PT	1,222,000	776,432
Bank Mandiri Persero Tbk PT	750,500	646,869
Indocement Tunggal Prakarsa Tbk PT	361,000	480,866
Semen Indonesia Persero Tbk PT	230,500	179,091

		2,083,258

Italy — 1.4%
Prada SpA	423,900	1,362,122

Japan — 2.1%
Fast Retailing Co., Ltd. (c)	2,700	869,402
Murata Manufacturing Co. Ltd.	8,700	1,134,776

		2,004,178

Malaysia — 1.9%
Genting Bhd	705,200	1,354,764
Genting Malaysia Bhd	432,300	476,267

		1,831,031

Mexico — 4.1%
Fomento Economico Mexicano SAB de CV	94,897	873,465
Fomento Economico Mexicano SAB de CV, Series B Sponsored ADR (Mexico)	3,850	354,354
Grupo Aeroportuario del Sureste SAB de CV Class B	28,148	411,744
Grupo Financiero Banorte SAB de CV Class O	200,884	1,054,577

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Grupo Financiero Inbursa SAB de CV Class O	564,410	$890,726
Kimberly-Clark de Mexico SAB de CV Class A (Mexico)	18,256	41,295
Wal-Mart de Mexico SAB de CV	146,389	320,490

		3,946,651

Nigeria — 0.5%
Nigerian Breweries PLC	636,635	303,782
Zenith Bank PLC	3,850,015	183,584

		487,366

Philippines — 3.1%
Ayala Land, Inc.	182,700	148,128
Jollibee Foods Corp.	137,660	700,563
SM Investments Corp.	85,375	1,190,407
SM Prime Holdings, Inc.	1,660,500	968,460

		3,007,558

Poland — 0.9%
Bank Pekao SA	25,391	824,938

Republic of Korea — 1.3%
LG Household & Health Care Ltd.	133	115,377
NAVER Corp.	1,480	1,188,072

		1,303,449

Russia — 8.1%
Alrosa AO (a)	648,740	893,707
Magnit OJSC (a)	18,822	3,132,542
NovaTek OAO Sponsored GDR (Russia) (d)	23,684	2,607,384
Sberbank of Russia PJSC Sponsored ADR (Russia)	131,370	1,229,757

		7,863,390

Singapore — 0.5%
Global Logistic Properties Ltd.	345,000	475,506

Taiwan — 4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	664,000	3,894,198

Thailand — 0.7%
Airports of Thailand PCL	16,700	192,303
CP ALL PCL	256,900	455,970

		648,273

Turkey — 1.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	74,037	447,776
BIM Birlesik Magazalar AS	31,327	522,613

		970,389

United Arab Emirates — 1.4%
DP World Ltd.	71,445	1,353,441

United Kingdom — 2.7%
Glencore PLC (a)	243,751	668,241

	Number of Shares	Value
Old Mutual PLC	411,623	$1,083,664
SABMiller PLC	15,284	890,642

		2,642,547

United States — 2.5%
Cognizant Technology Solutions Corp. Class A (a)	10,940	521,947
Las Vegas Sands Corp.	20,890	1,202,011
MercadoLibre, Inc.	710	131,329
Tiffany & Co. (c)	7,860	570,872

		2,426,159

TOTAL COMMON STOCK (Cost $84,588,763)		89,321,117

PREFERRED STOCK — 2.6%
Brazil — 2.5%
Lojas Americanas SA 0.670%	386,000	2,396,365

India — 0.1%
Zee Entertainment Enterprises Ltd., 6.000%	503,840	71,588

TOTAL PREFERRED STOCK (Cost $1,844,883)		2,467,953

TOTAL EQUITIES (Cost $86,433,646)		91,789,070

MUTUAL FUNDS — 2.1%
United States — 2.1%
State Street Navigator Securities Lending Prime Portfolio (e)	2,042,407	2,042,407

TOTAL MUTUAL FUNDS (Cost $2,042,407)		2,042,407

RIGHTS — 0.5%
Russia — 0.5%
Moscow Exchange OAO (a)	208,963	422,438

TOTAL RIGHTS (Cost $369,718)		422,438

WARRANTS — 0.0%
Malaysia — 0.0%
Genting BHD, Expires 12/18/18, Strike Price 7.96 (a)	81,500	27,590

TOTAL WARRANTS (Cost $38,401)		27,590

TOTAL LONG-TERM INVESTMENTS (Cost $88,884,172)		94,281,505

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/16, 0.010%, due 10/03/16 (f)	$873,321	$873,321

TOTAL SHORT-TERM INVESTMENTS (Cost $873,321)		873,321

TOTAL INVESTMENTS — 98.7% (Cost $89,757,493) (g)		95,154,826

Other Assets/(Liabilities) — 1.3%		1,294,935

NET ASSETS — 100.0%		$96,449,761

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities amounted to a value of $165,833 or 0.17% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2016, was $1,973,610 or 2.05% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2016, these securities amounted to a value of $2,607,384 or 2.70% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $873,322. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 11/30/19, and an aggregate market value, including accrued interest, of $895,781.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML U.S. Government Money Market Fund – Portfolio of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%

Discount Notes — 70.5%
Federal Farm Credit Bank 0.557% 6/29/17	$5,000,000	$4,999,990
Federal Farm Credit Bank 0.572% 3/29/17	2,000,000	2,000,265
Federal Farm Credit Discount Notes 0.304% 11/15/16	1,000,000	999,625
Federal Farm Credit Discount Notes 0.315% 11/10/16	4,200,000	4,198,553
Federal Farm Credit Discount Notes 0.425% 1/20/17	1,000,000	998,690
Federal Farm Credit Discount Notes 0.455% 1/31/17	5,000,000	4,992,290
Federal Farm Credit Discount Notes 0.480% 11/01/16	2,000,000	1,999,173
Federal Farm Credit Discount Notes 0.480% 1/13/17	950,000	948,683
Federal Farm Credit Discount Notes 0.500% 1/13/17	1,730,000	1,727,501
Federal Farm Credit Discount Notes 0.520% 2/02/17	900,000	898,388
Federal Farm Credit Discount Notes 0.530% 11/09/16	992,000	991,430
Federal Farm Credit Discount Notes 0.590% 1/13/17	115,000	114,804
Federal Farm Credit Discount Notes 0.650% 2/01/17	950,000	947,890
Federal Home Loan Bank 0.430% 3/16/17	5,000,000	5,000,000
Federal Home Loan Bank 0.505% 2/24/17	2,500,000	2,499,660
Federal Home Loan Bank 0.525% 5/25/17	10,000,000	10,000,000
Federal Home Loan Bank 0.538% 3/10/17	5,000,000	5,000,108
Federal Home Loan Bank 0.563% 9/05/17	4,255,000	4,257,410
Federal Home Loan Bank 0.781% 8/21/17	5,000,000	5,011,016
Federal Home Loan Bank Discount Notes 0.190% 10/20/16	400,000	399,936
Federal Home Loan Bank Discount Notes 0.190% 10/21/16	500,000	499,903
Federal Home Loan Bank Discount Notes 0.220% 11/29/16	2,200,000	2,198,630
Federal Home Loan Bank Discount Notes 0.260% 12/20/16	136,000	135,879

	Principal Amount	Value
Federal Home Loan Bank Discount Notes 0.270% 1/27/17	$350,000	$349,495
Federal Home Loan Bank Discount Notes 0.340% 2/24/17	100,000	99,800
Federal Home Loan Bank Discount Notes 0.355% 2/10/17	500,000	499,358
Federal Home Loan Bank Discount Notes 0.370% 10/07/16	1,800,000	1,799,889
Federal Home Loan Bank Discount Notes 0.445% 10/12/16	1,840,000	1,839,750
Federal Home Loan Bank Discount Notes 0.460% 10/18/16	520,000	519,887
Federal Home Loan Bank Discount Notes 0.460% 11/08/16	1,002,000	1,001,513
Federal Home Loan Bank Discount Notes 0.470% 10/12/16	175,000	174,975
Federal Home Loan Bank Discount Notes 0.490% 1/25/17	1,000,000	998,421
Federal Home Loan Bank Discount Notes 0.500% 2/21/17	2,000,000	1,996,028
Federal Home Loan Bank Discount Notes 0.520% 1/31/17	150,000	149,736
Federal Home Loan Bank Discount Notes 0.540% 11/16/16	600,000	599,586
Federal Home Loan Bank Discount Notes 0.640% 2/10/17	2,000,000	1,995,307
Federal Home Loan Bank Discount Notes 0.670% 12/19/16	195,000	194,713
Federal Home Loan Mortgage Corp. 0.190% 10/19/16	1,512,000	1,511,675
Federal Home Loan Mortgage Corp. 0.220% 11/18/16	1,100,000	1,099,633
Federal Home Loan Mortgage Corp. 0.220% 11/28/16	1,500,000	1,499,456
Federal Home Loan Mortgage Corp. 0.284% 10/06/16	700,000	699,973
Federal Home Loan Mortgage Corp. 0.294% 10/06/16	600,000	599,976
Federal Home Loan Mortgage Corp. 0.300% 10/06/16	1,300,000	1,299,946

The accompanying notes are an integral part of the portfolio of investments.

MML U.S. Government Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. 0.325% 10/06/16	$900,000	$899,960
Federal Home Loan Mortgage Corp. 0.335% 10/06/16	800,000	799,963
Federal Home Loan Mortgage Corp. 0.400% 10/17/16	4,000,000	3,999,289
Federal Home Loan Mortgage Corp. 0.400% 3/21/17	170,000	169,596
Federal Home Loan Mortgage Corp. 0.457% 2/21/17	834,000	832,509
Federal Home Loan Mortgage Corp. 0.467% 2/21/17	950,000	948,264
Federal Home Loan Mortgage Corp. 0.470% 1/05/17	2,500,000	2,496,867
Federal Home Loan Mortgage Corp. 0.700% 10/31/16	423,000	422,753
Federal National Mortgage Association 0.190% 10/19/16	1,207,000	1,206,840
Federal National Mortgage Association 0.284% 10/17/16	900,000	899,888
Federal National Mortgage Association 0.293% 12/21/16	1,750,000	1,748,862
Federal National Mortgage Association 0.304% 10/17/16	5,260,000	5,259,299
Federal National Mortgage Association 0.320% 10/11/16	4,600,000	4,599,591
Federal National Mortgage Association 0.420% 10/26/16	300,000	299,913
Federal National Mortgage Association 0.440% 11/23/16	2,500,000	2,498,381
Federal National Mortgage Association 0.450% 11/14/16	3,750,000	3,747,938
Federal National Mortgage Association 0.480% 11/14/16	391,000	390,771
Federal National Mortgage Association 0.570% 10/11/16	1,372,000	1,371,783
Federal National Mortgage Association 0.600% 10/11/16	670,000	669,888
Federal National Mortgage Association 0.736% 12/07/16	176,000	175,759

		113,187,055

	Principal Amount	Value
Repurchase Agreement — 14.7%
HSBC Securities (USA) Inc. Repurchase Agreement, dated 9/30/16, 0.450%, due 10/03/16 (a)	$23,500,000	$23,500,000

Time Deposit — 0.1%
Euro Time Deposit 0.010% 10/03/16	228,241	228,241

U.S. Government Obligations — 14.7%
U.S. Treasury Note 0.303% 10/31/16	7,000,000	7,000,034
U.S. Treasury Note 0.324% 4/30/17	7,500,000	7,500,176
U.S. Treasury Note 0.334% 1/31/17	7,450,000	7,450,619
U.S. Treasury Note 3.125% 1/31/17	1,600,000	1,613,948

		23,564,777

TOTAL SHORT-TERM INVESTMENTS (Cost $160,480,073)		160,480,073

TOTAL INVESTMENTS — 100.0% (Cost $160,480,073) (b)		160,480,073

Other Assets/(Liabilities) — 0.0%		2,744

NET ASSETS — 100.0%		$160,482,817

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $23,500,881. Collateralized by U.S. Government Agency obligations with rates ranging from 1.250% – 1.875%, maturity dates ranging from 7/15/19 – 7/15/20, and an aggregate market value, including accrued interest, of $23,973,445.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Asset Momentum Fund (“Asset Momentum Fund”)

MML Blend Fund (“Blend Fund”)

MML Dynamic Bond Fund (“Dynamic Bond Fund”)

MML Equity Fund (“Equity Fund”)

MML Equity Rotation Fund (“Equity Rotation Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (“Small Cap Equity Fund”)

MML Special Situations Fund (“Special Situations Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

MML U.S. Government Money Market Fund (formerly known as MML Money Market Fund) (“U.S. Government Money Market Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

U.S. Government Money Market Fund’s name, investment objective, and investment strategy changed on May 1, 2016 when the Fund changed from a money market fund to a government money market fund.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The High Yield Fund and U.S. Government Money Market Fund characterized all investments at Level 2, as of September 30, 2016. The Equity Fund, Equity Rotation Fund, Small Cap Equity Fund and Special Situations Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2016. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of September 30, 2016, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Asset Momentum Fund
Asset Investments
Common Stock	$3,545,097	$2,545,785 *	$-	$6,090,882
Corporate Debt	-	3,008,372	-	3,008,372
U.S. Treasury Obligations	-	1,000,053	-	1,000,053
Mutual Funds	5,896,730	-	-	5,896,730
Short-Term Investments	-	5,024,899	-	5,024,899

Total Investments	$9,441,827	$11,579,109	$-	$21,020,936

Asset Derivatives
Forward Contracts	$-	$37,113	$-	$37,113

Liability Derivatives
Forward Contracts	$-	$(20,652)	$-	$(20,652)
Futures Contracts	(106,925)	-	-	(106,925)

Total	$(106,925)	$(20,652)	$-	$(127,577)

Blend Fund
Asset Investments
Common Stock	$437,816,789	$-	$-	$437,816,789
Preferred Stock	546,200	-	-	546,200
Corporate Debt	-	75,027,436	-	75,027,436
Municipal Obligations	-	2,345,527	-	2,345,527
Non-U.S. Government Agency Obligations	-	52,155,156	607,838	52,762,994
Sovereign Debt Obligations	-	2,084,014	-	2,084,014
U.S. Government Agency Obligations and Instrumentalities	-	51,027,808	-	51,027,808
U.S. Treasury Obligations	-	9,341,345	-	9,341,345
Rights	-	-	19,928	19,928
Short-Term Investments	-	32,921,114	-	32,921,114

Total Investments	$438,362,989	$224,902,400	$627,766	$663,893,155

Asset Derivatives
Futures Contracts	$58,405	$-	$-	$58,405

Liability Derivatives
Futures Contracts	$(2,364)	$-	$-	$(2,364)
Swap Agreements	-	(38,112)	-	(38,112)

Total	$(2,364)	$(38,112)	$-	$(40,476)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Dynamic Bond Fund
Asset Investments
Corporate Debt	$-	$95,963,140	$-	$95,963,140
Municipal Obligations	-	826,458	-	826,458
Non-U.S. Government Agency Obligations	-	118,951,066	-	118,951,066
Sovereign Debt Obligations	-	3,445,056	-	3,445,056
U.S. Government Agency Obligations and Instrumentalities	-	68,481,245	-	68,481,245
U.S. Treasury Obligations	-	114,901,082	-	114,901,082
Mutual Funds	8,488,700	-	-	8,488,700
Short-Term Investments	-	6,568,483	-	6,568,483

Total Investments	$8,488,700	$409,136,530	$-	$417,625,230

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$15,193,119	$-	$15,193,119
Municipal Obligations	-	405,188	-	405,188
Non-U.S. Government Agency Obligations	-	210,680,286	250,504	210,930,790
U.S. Government Agency Obligations and Instrumentalities	-	1,374,047	-	1,374,047
U.S. Treasury Obligations	-	390,967,029	-	390,967,029
Short-Term Investments	-	167,415,474	-	167,415,474

Total Investments	$-	$786,035,143	$250,504	$786,285,647

Asset Derivatives
Futures Contracts	$6,342	$-	$-	$6,342
Swap Agreements	-	281,497	-	281,497

Total	$6,342	$281,497	$-	$287,839

Liability Derivatives
Futures Contracts	$(1,006)	$-	$-	$(1,006)
Swap Agreements	-	(12,648)	-	(12,648)

Total	$(1,006)	$(12,648)	$-	$(13,654)

Managed Bond Fund
Asset Investments
Preferred Stock	$2,594,450	$-	$-	$2,594,450
Corporate Debt	-	480,157,161	-	480,157,161
Municipal Obligations	-	16,093,843	-	16,093,843
Non-U.S. Government Agency Obligations	-	326,326,458	3,732,591	330,059,049
Sovereign Debt Obligations	-	9,625,061	-	9,625,061
U.S. Government Agency Obligations and Instrumentalities	-	327,164,942	-	327,164,942
U.S. Treasury Obligations	-	62,406,718	-	62,406,718
Short-Term Investments	-	202,922,353	-	202,922,353

Total Investments	$2,594,450	$1,424,696,536	$3,732,591	$1,431,023,577

Asset Derivatives
Futures Contracts	$211,819	$-	$-	$211,819

Liability Derivatives
Futures Contracts	$(2,870)	$-	$-	$(2,870)
Swap Agreements	-	(239,268)	-	(239,268)

Total	$(2,870)	$(239,268)	$-	$(242,138)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$87,512,098	$-	$87,512,098
Municipal Obligations	-	168,171	-	168,171
Non-U.S. Government Agency Obligations	-	72,977,660	586,404	73,564,064
U.S. Government Agency Obligations and Instrumentalities	-	12,122,363	-	12,122,363
U.S. Treasury Obligations	-	38,572,736	-	38,572,736
Short-Term Investments	-	3,999,737	-	3,999,737

Total Investments	$-	$215,352,765	$586,404	$215,939,169

Asset Derivatives
Futures Contracts	$8,092	$-	$-	$8,092

Liability Derivatives
Futures Contracts	$(7,366)	$-	$-	$(7,366)
Swap Agreements	-	(28,792)	-	(28,792)

Total	$(7,366)	$(28,792)	$-	$(36,158)

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$-	$1,320,621	$-	$1,320,621
Brazil	1,448,493	3,261,362	-	4,709,855
Cayman Islands	13,763,457	6,871,864	-	20,635,321
China	-	2,317,080	-	2,317,080
Colombia	1,034,196	752,896	-	1,787,092
Egypt	-	662,202	-	662,202
France	-	2,583,419	-	2,583,419
Hong Kong	-	3,664,593	-	3,664,593
India	-	14,516,480	-	14,516,480
Indonesia	-	2,083,258	-	2,083,258
Italy	-	1,362,122	-	1,362,122
Japan	-	2,004,178	-	2,004,178
Malaysia	-	1,831,031	-	1,831,031
Mexico	3,946,651	-	-	3,946,651
Nigeria	-	487,366	-	487,366
Philippines	-	3,007,558	-	3,007,558
Poland	-	824,938	-	824,938
Republic of Korea	-	1,303,449	-	1,303,449
Russia	-	7,863,390	-	7,863,390
Singapore	-	475,506	-	475,506
Taiwan	-	3,894,198	-	3,894,198
Thailand	-	648,273	-	648,273
Turkey	-	970,389	-	970,389
United Arab Emirates	-	1,353,441	-	1,353,441
United Kingdom	-	2,642,547	-	2,642,547
United States	2,426,159	-	-	2,426,159
Preferred Stock*
Brazil	-	2,396,365	-	2,396,365
India	71,588	-	-	71,588
Mutual Funds	2,042,407	-	-	2,042,407

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Rights	$-	$422,438	$-	$422,438
Warrants	-	27,590	-	27,590
Short-Term Investments	-	873,321	-	873,321

Total Investments	$24,732,951	$70,421,875	$-	$95,154,826

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy at September 30, 2016. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/15	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 9/30/16	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/16
Blend Fund
Non-U.S. Government Agency Obligations†	$83,266	$-	$76	$(24,605)	$-	$(103,214)	$312,315	**	$-	$267,838	$(24,543)
Non-U.S. Government Agency Obligations	-	-	-	-	340,000	-	-		-	340,000	-
Rights	19,928	-	-	-	-	-	-		-	19,928	-

	$103,194	$-	$76	$(24,605)	$340,000	$(103,214)	$312,315		$-	$627,766	$(24,543)

Inflation-Protected and Income Fund
Non-U.S. Government Agency Obligations†	$163,521	$-	$69	$(25,315)	$-	$(182,729)	$294,958	**	$-	$250,504	$(25,181)

Managed Bond Fund
Non-U.S. Government Agency Obligations†	$509,567	$-	$920	$(144,526)	$-	$(627,177)	$1,843,807	**	$-	$1,582,591	$(144,129)
Non-U.S. Government Agency Obligations	-	-	-	-	2,150,000	-	-		-	2,150,000	-

	$509,567	$-	$920	$(144,526)	$2,150,000	$(627,177)	$-		$-	$3,732,591	$(144,129)

Short-Duration Bond Fund
Non-U.S. Government Agency Obligations†	$83,266	$-	$62	$(25,965)	$-	$(104,523)	$333,564	**	$-	$286,404	$(25,903)
Non-U.S. Government Agency Obligations	-	-	-	-	300,000	-	-		-	300,000	-

	$83,266	$-	$62	$(25,965)	$300,000	$(104,523)	$333,564		$-	$586,404	$(25,903)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as inputs were less observable.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at September 30, 2016, the following tables shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Asset Momentum Fund	Blend Fund	Inflation- Protected and Income Fund	Managed Bond Fund	Short- Duration Bond Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	M
Directional Exposures to Currencies	A
Intention to Create Investment Leverage in Portfolio	M

Futures Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	M	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Interest Rate Swaps***
Hedging/Risk Management			A
Duration Management			A
Asset/Liability Management			M
Substitution for Direct Investment			M
Intention to Create Investment Leverage in Portfolio			M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management		A	A	A	A
Duration/Credit Quality Management		A	A	A	A
Income		A	A	A	A
Substitution for Direct Investment		A	A	A	M
Intention to Create Investment Leverage in Portfolio		M	M	M	M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management		A	A	A	A
Duration/Credit Quality Management		A	A	A	A
Income		A	A	A	A
Substitution for Direct Investment		A	A	A	A
Intention to Create Investment Leverage in Portfolio		M	M	M	M

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At September 30, 2016, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Momentum Fund
Asset Derivatives
Forward Contracts	$-	$-	$37,113	$-	$37,113

Liability Derivatives
Forward Contracts	$-	$-	$(20,652)	$-	$(20,652)
Futures Contracts	-	(106,925)	-	-	(106,925)

Total Value	$-	$(106,925)	$(20,652)	$-	$(127,577)

Blend Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$58,405	$58,405

Liability Derivatives
Futures Contracts	$-	$-	$-	$(2,364)	$(2,364)
Swap Agreements	(38,112)	-	-	-	(38,112)

Total Value	$(38,112)	$-	$-	$(2,364)	$(40,476)

Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$6,342	$6,342
Swap Agreements	-	-	-	281,497	281,497

Total Value	$-	$-	$-	$287,839	$287,839

Liability Derivatives
Futures Contracts	$-	$-	$-	$(1,006)	$(1,006)
Swap Agreements	(12,648)	-	-	-	(12,648)

Total Value	$(12,648)	$-	$-	$(1,006)	$(13,654)

Managed Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$211,819	$211,819

Liability Derivatives
Futures Contracts	$-	$-	$-	$(2,870)	$(2,870)
Swap Agreements	(239,268)	-	-	-	(239,268)

Total Value	$(239,268)	$-	$-	$(2,870)	$(242,138)

Short-Duration Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$8,092	$8,092

Liability Derivatives
Futures Contracts	$-	$-	$-	$(7,366)	$(7,366)
Swap Agreements	(28,792)	-	-	-	(28,792)

Total Value	$(28,792)	$-	$-	$(7,366)	$(36,158)

Notes to Portfolio of Investments (Unaudited) (Continued)

At September 30, 2016, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements
Asset Momentum Fund	176	$2,049,182	$-
Blend Fund	184	-	3,710,000
Inflation-Protected and Income Fund	205	-	40,480,000
Managed Bond Fund	1,273	-	23,120,000
Short-Duration Bond Fund	470	-	2,940,000

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, and swap agreements at September 30, 2016.

Further details regarding the derivatives and other investments held by the Fund(s) at September 30, 2016, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open forward foreign currency contracts at September 30, 2016. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Asset Momentum Fund
Contracts to Buy
BRL	764,720	Barclays Bank PLC	06/08/17		$207,263	$12,318
NOK	1,633,379	Barclays Bank PLC	01/27/17		200,000	4,386

					407,263	16,704

BRL	1,420,580	HSBC Bank USA	06/08/17		400,000	7,904
CAD	253,819	HSBC Bank USA	01/20/17		200,000	(6,379)

					600,000	1,525

					$1,007,263	$18,229

Cross Currency Forwards
NOK	1,671,393	HSBC Bank USA	10/21/16	EUR	180,000	$6,715
NOK	1,600,000	HSBC Bank USA	02/16/17	THB	6,956,000	(255)

						6,460

CAD	254,000	JP Morgan Chase Bank N.A.	02/16/17	TWD	6,489,192	(14,018)
RUB	14,039,152	JP Morgan Chase Bank N.A.	07/13/17	EUR	180,000	5,082
RUB	13,746,704	JP Morgan Chase Bank N.A.	07/13/17	EUR	180,000	708

						(8,228)

						$(1,768)

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
NOK	Norwegian Krone
RUB	New Russian ruble
THB	Thai Baht
TWD	Taiwan Dollar

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the

Notes to Portfolio of Investments (Unaudited) (Continued)

asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at September 30, 2016:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Asset Momentum Fund
Futures Contracts — Long
S&P 500 E Mini Index	12/16/16	154	$16,635,080	$(62,734)

Futures Contracts — Short
Nasdaq 100 E Mini Index	12/16/16	22	$(2,142,910)	$(44,191)

Blend Fund
Futures Contracts — Long
U.S. Long Bond	12/20/16	8	$1,345,250	$17,974
U.S. Ultra Bond	12/20/16	16	2,942,000	34,787
U.S. Treasury Note 2 Year	12/30/16	36	7,864,875	202
U.S. Treasury Note 5 Year	12/30/16	122	14,824,906	5,442

				$58,405

Future Contract — Short
U.S. Treasury Ultra 10 Year	12/20/16	2	$(288,312)	$(2,364)

Inflation-Protected and Income Fund
Futures Contracts — Long
U.S. Ultra Bond	12/20/16	2	$367,750	$(1,006)
U.S. Treasury Note 2 Year	12/30/16	198	43,256,812	3,754
U.S. Treasury Note 5 Year	12/30/16	1	121,516	60

				$2,808

Futures Contracts — Short
U.S. Long Bond	12/20/16	1	$(168,156)	$2,185
U.S. Treasury Note 10 Year	12/20/16	3	(393,375)	343

				$2,528

Managed Bond Fund
Futures Contracts — Long
U.S. Long Bond	12/20/16	38	$6,389,938	$87,751
U.S. Treasury Ultra 10 Year	12/20/16	18	2,594,813	(2,870)
U.S. Ultra Bond	12/20/16	20	3,677,500	70,684
U.S. Treasury Note 2 Year	12/30/16	206	45,004,562	307
U.S. Treasury Note 5 Year	12/30/16	991	120,421,984	53,077

				$208,949

Notes to Portfolio of Investments (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	12/30/16	226	$49,373,938	$(770)

Futures Contracts — Short
U.S. Treasury Note 10 Year	12/20/16	71	$(9,309,875)	$8,092
U.S. Treasury Ultra 10 Year	12/20/16	7	(1,009,094)	(744)
U.S. Treasury Note 5 Year	12/30/16	166	(20,171,594)	(5,852)

				$1,496

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit

Notes to Portfolio of Investments (Unaudited) (Continued)

of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap transactions at September 30, 2016. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Blend Fund*
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	2,620,000	6/20/21	(1.000)%	CDX.NA.IG.26	$(17,985)	$(19,148)	$(37,133)

Credit Default Swaps — Sell Protection†
OTC Swaps
Goldman Sachs International	USD	500,000	11/17/45	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	$(757)	$308	$(449)
Goldman Sachs International	USD	430,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	36,852	(37,238)	(386)
Goldman Sachs International	USD	160,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	12,675	(12,819)	(144)

						48,770	(49,749)	(979)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Inflation-Protected and Income Fund**
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	670,000	6/20/21	(1.000)%	CDX.NA.IG.26	$(4,600)	$(4,896)	$(9,496)

Credit Default Swaps — Sell Protection†
OTC Swaps
Goldman Sachs International	USD	1,600,000	11/17/45	3.000%	CMBX.NA.BBB-.6†† (Rating:BBB-)	$(2,423)	$986	$(1,437)
JPMorgan Chase Bank N.A.	USD	690,000	11/17/45	3.000%	CMBX.NA.BBB-.6†† (Rating:BBB-)	(1,469)	850	(619)
Goldman Sachs International	USD	330,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating:BBB-)	26,143	(26,440)	(297)
Goldman Sachs International	USD	890,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating:BBB-)	76,275	(77,074)	(799)

						98,526	(101,678)	(3,152)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Goldman Sachs International	USD	8,500,000	10/13/17	1.125%	USA-CPI-U	$54,995	$-	$54,995
Bank of America N.A.	USD	11,000,000	11/06/17	1.275%	USA-CPI-U	61,748	-	61,748
Goldman Sachs International	USD	8,300,000	1/13/18	1.295%	USA-CPI-U	57,280	-	57,280
JPMorgan Chase Bank N.A.	USD	8,500,000	2/17/18	1.033%	USA-CPI-U	107,474	-	107,474

						281,497	-	281,497

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Managed Bond Fund***
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	16,460,000	6/20/21	(1.000)%	CDX.NA.IG.26	$(112,994)	$(120,293)	$(233,287)

Credit Default Swaps — Sell Protection†
OTC Swaps
Goldman Sachs International	USD	3,200,000	11/17/45	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	$(4,845)	$1,971	$(2,874)
Goldman Sachs International	USD	2,540,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	217,683	(219,964)	(2,281)
Goldman Sachs International	USD	920,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	72,884	(73,710)	(826)

						285,722	(291,703)	(5,981)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund****
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	1,970,000	6/20/21	(1.000)%	CDX.NA.IG.26	$(13,524)	$(14,397)	$(27,921)

Credit Default Swaps — Sell Protection†
OTC Swaps
Goldman Sachs International	USD	410,000	11/17/45	3.000%	CMBX.NA.BBB-.6	$(620)	$252	$(368)
Goldman Sachs International	USD	410,000	5/11/63	3.000%	CMBX.NA.BBB-.6	35,138	(35,506)	(368)
Goldman Sachs International	USD	150,000	5/11/63	3.000%	CMBX.NA.BBB-.6	11,883	(12,018)	(135)

						46,401	(47,272)	(871)

USD	U.S. Dollar
*	Collateral for swap agreements held by Credit Suisse International amounted to $39,433 in securities at September 30, 2016.
**	Collateral for swap agreements held by Credit Suisse International amounted to $11,380 in securities at September 30, 2016.
***	Collateral for swap agreements held by Credit Suisse International and Goldman Sachs International amounted to $185,896 and $680,066 in securities, respectively, at September 30, 2016.
****	Collateral for swap agreements held by Credit Suisse International amounted to $24,312 in securities at September 30, 2016.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Standard & Poor’s Ratings Group rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Rights, and Warrants

A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At September 30, 2016, the Funds had no unfunded loan commitments.

Notes to Portfolio of Investments (Unaudited) (Continued)

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open reverse repurchase transactions at September 30, 2016:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas Securities Corp., dated 9/02/16, 0.650%, to be repurchased on demand until 10/04/16 at value plus accrued interest.	$72,543,250
Agreement with Daiwa Bank Securities Inc., dated 8/05/16, 0.650%, to be repurchased on demand until 11/04/16 at value plus accrued interest.	68,793,625
Agreement with Goldman Sachs & Co., dated 7/07/16, 0.630%, to be repurchased on demand until 10/07/16 at value plus accrued interest.	90,323,123
Agreement with HSBC Securities (USA) Inc., dated 9/02/16, 0.670%, to be repurchased on demand until 12/02/16 at value plus accrued interest.	97,381,750
Agreement with Morgan Stanley & Co. LLC, dated 8/02/16, 0.640%, to be repurchased on demand until 11/02/16 at value plus accrued interest.	17,581,525

$346,623,273

Average balance outstanding	$350,164,270
Maximum balance outstanding	$411,462,198
Average interest rate	0.61%
Weighted average maturity	52 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

The Asset Momentum Fund, Blend Fund, Dynamic Bond Fund, Equity Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund may lend their securities; however, lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Asset Momentum Fund, Blend Fund, Dynamic Bond

Notes to Portfolio of Investments (Unaudited) (Continued)

Fund, Equity Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund, respectively, taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2016, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at September 30, 2016.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among classes to which the expense relates based on relative net assets.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets and the Asset Momentum Fund invests a significant amount of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund, Dynamic Bond Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund and annually for the Asset Momentum Fund, Equity Fund, Equity Rotation Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund, and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At September 30, 2016, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Momentum Fund	$20,824,211	$409,640	$(212,915)	$196,725
Blend Fund	551,638,714	117,296,693	(5,042,252)	112,254,441
Dynamic Bond Fund	412,663,430	9,345,157	(4,383,357)	4,961,800
Equity Fund	633,332,854	160,973,954	(13,490,458)	147,483,496
Equity Rotation Fund	19,433,547	2,924,977	(510,247)	2,414,730
High Yield Fund	150,157,484	5,924,407	(4,454,674)	1,469,733
Inflation-Protected and Income Fund	769,735,441	18,727,609	(2,177,403)	16,550,206
Managed Bond Fund	1,400,397,381	38,670,958	(8,044,762)	30,626,196
Short-Duration Bond Fund	214,871,474	2,693,090	(1,625,395)	1,067,695
Small Cap Equity Fund	89,521,308	21,509,807	(3,249,045)	18,260,762
Special Situations Fund	17,773,141	1,651,397	(530,311)	1,121,086
Strategic Emerging Markets Fund	89,757,493	13,970,480	(8,573,147)	5,397,333

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at September 30, 2016, is the same for financial reporting and federal income tax purposes.

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amount sought to be recovered from the Blend Fund and Small Cap Equity Fund, plus interest and the Official Committee’s court costs, are approximately $207,400 and $93,500, respectively.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset value depending on the net assets of the each applicable Fund at the time of such judgment or settlement.

5.	Subsequent Events

Management has evaluated the events and transactions subsequent to September 30, 2016, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By	/s/ Brian Haendiges
Brian Haendiges, President and Principal Executive Officer
Date	11/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Haendiges
Brian Haendiges, President and Principal Executive Officer
Date	11/22/2016

By	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer
Date	11/22/2016